Schwab Capital Trust
Schwab Fundamental U.S. Large Company Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	96,243	1,677,515
Aptiv PLC *	19,547	1,220,124
Autoliv, Inc.	7,954	768,834
BorgWarner, Inc.	162,465	5,182,633
Dana, Inc.	196,107	3,125,945
Ford Motor Co.	3,126,232	31,512,418
General Motors Co.	1,249,747	61,812,487
Gentex Corp.	90,159	2,336,921
Goodyear Tire & Rubber Co. *	472,080	4,187,350
Harley-Davidson, Inc.	68,001	1,840,107
Lear Corp.	59,743	5,621,219
Tesla, Inc. *	91,006	36,821,028
Thor Industries, Inc.	42,145	4,334,192
		160,440,773

Banks 7.4%
Bank of America Corp.	2,580,870	119,494,281
Citigroup, Inc.	1,453,203	118,334,320
Citizens Financial Group, Inc.	202,318	9,624,267
Comerica, Inc.	87,790	5,910,023
Credicorp Ltd.	6,422	1,175,868
East West Bancorp, Inc.	28,077	2,891,089
Fifth Third Bancorp	236,728	10,489,417
First Citizens BancShares, Inc., Class A	1,039	2,290,673
First Horizon Corp.	151,801	3,322,924
Flagstar Financial, Inc.	169,502	2,005,208
Huntington Bancshares, Inc.	405,839	6,980,431
JPMorgan Chase & Co.	764,631	204,385,866
KeyCorp	479,315	8,618,084
M&T Bank Corp.	42,824	8,617,902
PNC Financial Services Group, Inc.	133,844	26,895,952
Popular, Inc.	8,638	889,196
Regions Financial Corp.	308,109	7,591,806
Synovus Financial Corp.	45,143	2,546,968
Truist Financial Corp.	467,032	22,240,064
U.S. Bancorp	599,060	28,623,087
Wells Fargo & Co.	1,652,628	130,227,086
Zions Bancorp NA	88,622	5,127,669
		728,282,181

Capital Goods 6.5%
3M Co.	239,660	36,476,252
A.O. Smith Corp.	30,998	2,086,165
Acuity Brands, Inc.	11,617	3,861,375
AECOM	40,816	4,303,639
AerCap Holdings NV	9,088	868,813
AGCO Corp.	37,664	3,933,252
Air Lease Corp., Class A	41,184	1,902,701
Allegion PLC	4,145	550,166
Allison Transmission Holdings, Inc.	36,109	4,244,252
AMETEK, Inc.	27,595	5,092,933
Beacon Roofing Supply, Inc. *	22,837	2,702,531
Boeing Co. *	79,745	14,076,587
Boise Cascade Co.	25,969	3,276,249
Builders FirstSource, Inc. *	41,562	6,952,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Carlisle Cos., Inc.	9,734	3,791,004
Carrier Global Corp.	150,924	9,867,411
Caterpillar, Inc.	99,359	36,905,907
CNH Industrial NV	103,364	1,331,328
Cummins, Inc.	48,078	17,127,787
Curtiss-Wright Corp.	6,561	2,276,273
Deere & Co.	61,191	29,161,183
Donaldson Co., Inc.	27,712	1,972,817
Dover Corp.	30,334	6,178,429
Eaton Corp. PLC	56,324	18,386,407
EMCOR Group, Inc.	10,582	4,741,371
Emerson Electric Co.	123,839	16,092,878
Everus Construction Group, Inc. *	15,323	1,054,376
Fastenal Co.	88,236	6,462,405
Fluor Corp. *	53,902	2,598,615
Fortive Corp.	45,564	3,705,720
Fortune Brands Innovations, Inc.	47,364	3,394,578
GE Vernova, Inc.	6,641	2,476,296
Generac Holdings, Inc. *	12,920	1,929,344
General Dynamics Corp.	68,097	17,499,567
General Electric Co.	72,004	14,657,854
Graco, Inc.	24,368	2,051,055
Honeywell International, Inc.	159,369	35,654,033
Howmet Aerospace, Inc.	50,864	6,438,365
Hubbell, Inc., Class B	7,467	3,158,616
Huntington Ingalls Industries, Inc.	17,463	3,444,751
IDEX Corp.	11,645	2,612,090
Illinois Tool Works, Inc.	55,160	14,295,266
Ingersoll Rand, Inc.	33,038	3,098,964
ITT, Inc.	17,007	2,568,397
Johnson Controls International PLC	178,220	13,901,160
L3Harris Technologies, Inc.	62,246	13,196,774
Lennox International, Inc.	4,007	2,373,827
Lincoln Electric Holdings, Inc.	9,909	1,969,711
Lockheed Martin Corp.	68,950	31,920,402
Masco Corp.	64,354	5,101,985
MasTec, Inc. *	21,496	3,118,855
Middleby Corp. *	13,435	2,299,266
MSC Industrial Direct Co., Inc., Class A	4,401	353,884
Mueller Industries, Inc.	33,608	2,646,630
Nordson Corp.	7,830	1,724,323
Northrop Grumman Corp.	39,245	19,122,911
nVent Electric PLC	29,170	1,898,675
Oshkosh Corp.	31,921	3,715,604
Otis Worldwide Corp.	50,002	4,771,191
Owens Corning	32,428	5,984,587
PACCAR, Inc.	129,752	14,386,902
Parker-Hannifin Corp.	16,474	11,647,942
Pentair PLC	32,399	3,359,128
Quanta Services, Inc.	20,120	6,189,113
Regal Rexnord Corp.	17,801	2,825,553
Resideo Technologies, Inc. *	94,018	2,117,285
Rockwell Automation, Inc.	20,995	5,845,638
RTX Corp.	272,032	35,078,526
Rush Enterprises, Inc., Class A	38,918	2,364,269
Sensata Technologies Holding PLC	66,505	1,806,276
Snap-on, Inc.	14,928	5,301,679
Stanley Black & Decker, Inc.	78,700	6,931,109
Textron, Inc.	66,453	5,084,319
Timken Co.	24,742	1,986,040
Toro Co.	24,133	2,009,555

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trane Technologies PLC	7,454	2,703,939
TransDigm Group, Inc.	4,610	6,238,897
UFP Industries, Inc.	28,924	3,345,061
United Rentals, Inc.	14,017	10,625,727
Watsco, Inc.	6,273	3,002,195
WESCO International, Inc.	21,009	3,886,665
Westinghouse Air Brake Technologies Corp.	30,049	6,247,788
WW Grainger, Inc.	6,456	6,860,598
Xylem, Inc.	25,471	3,159,423
		632,363,905

Commercial & Professional Services 1.1%
ABM Industries, Inc.	42,009	2,241,600
Amentum Holdings, Inc. *	27,428	575,165
Automatic Data Processing, Inc.	47,735	14,464,182
Booz Allen Hamilton Holding Corp., Class A	19,560	2,523,240
Broadridge Financial Solutions, Inc.	14,830	3,532,803
CACI International, Inc., Class A *	5,721	2,209,793
Cintas Corp.	34,828	6,985,452
Concentrix Corp.	30,224	1,580,111
Copart, Inc. *	48,123	2,787,765
Equifax, Inc.	11,420	3,137,988
Genpact Ltd.	59,434	2,893,841
Jacobs Solutions, Inc.	36,850	5,163,791
KBR, Inc.	29,524	1,606,696
Leidos Holdings, Inc.	39,283	5,579,365
ManpowerGroup, Inc.	74,108	4,462,784
Maximus, Inc.	4,822	363,048
Paychex, Inc.	42,520	6,278,928
Republic Services, Inc., Class A	29,357	6,366,653
Robert Half, Inc.	55,498	3,595,715
Science Applications International Corp.	18,934	2,050,174
SS&C Technologies Holdings, Inc.	48,114	3,894,828
TransUnion	26,111	2,591,517
Verisk Analytics, Inc., Class A	15,418	4,431,750
Waste Management, Inc.	66,659	14,682,311
		103,999,500

Consumer Discretionary Distribution & Retail 4.8%
Academy Sports & Outdoors, Inc.	42,892	2,243,681
Advance Auto Parts, Inc.	82,502	4,001,347
Amazon.com, Inc. *	719,855	171,095,136
American Eagle Outfitters, Inc.	21,633	349,157
Asbury Automotive Group, Inc. *	11,293	3,350,407
AutoNation, Inc. *	30,487	5,748,324
AutoZone, Inc. *	1,889	6,328,547
Bath & Body Works, Inc.	93,375	3,511,834
Best Buy Co., Inc.	167,854	14,411,944
Burlington Stores, Inc. *	9,222	2,618,402
CarMax, Inc. *	84,491	7,235,809
Dick's Sporting Goods, Inc.	19,262	4,623,843
eBay, Inc.	253,606	17,113,333
Foot Locker, Inc. *	140,840	2,823,842
Gap, Inc.	145,962	3,513,305
Genuine Parts Co.	44,119	5,128,834
Group 1 Automotive, Inc.	12,127	5,535,854
Home Depot, Inc.	189,553	78,092,045
Kohl's Corp.	381,566	5,040,487
Lithia Motors, Inc., Class A	19,332	7,270,765
LKQ Corp.	159,008	5,945,309
Lowe's Cos., Inc.	157,217	40,882,709
Macy's, Inc.	378,231	5,892,839
Murphy USA, Inc.	7,457	3,750,200
Nordstrom, Inc.	26,411	639,146
ODP Corp. *	71,293	1,611,222
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	8,374	10,839,473
Penske Automotive Group, Inc.	12,866	2,130,996
Pool Corp.	6,457	2,222,822
Qurate Retail, Inc. *	1,285,739	453,994
Ross Stores, Inc.	51,133	7,698,585
TJX Cos., Inc.	179,315	22,376,719
Tractor Supply Co.	99,705	5,419,964
Ulta Beauty, Inc. *	9,228	3,803,320
Williams-Sonoma, Inc.	30,451	6,436,428
		470,140,622

Consumer Durables & Apparel 1.5%
Brunswick Corp.	35,716	2,408,687
Capri Holdings Ltd. *	97,461	2,415,084
Carter's, Inc.	31,227	1,683,760
Deckers Outdoor Corp. *	17,327	3,073,117
DR Horton, Inc.	95,544	13,557,694
Garmin Ltd.	7,563	1,632,473
Hanesbrands, Inc. *	365,622	2,968,851
Hasbro, Inc.	47,306	2,736,179
KB Home	33,678	2,259,794
Leggett & Platt, Inc.	172,813	1,824,905
Lennar Corp., Class A	93,618	12,286,426
Lululemon Athletica, Inc. *	2,080	861,536
Meritage Homes Corp.	34,430	2,681,064
Mohawk Industries, Inc. *	39,923	4,882,583
Newell Brands, Inc.	382,086	3,805,577
NIKE, Inc., Class B	280,566	21,575,525
NVR, Inc. *	811	6,501,122
Polaris, Inc.	35,308	1,684,192
PulteGroup, Inc.	80,648	9,176,129
PVH Corp.	41,084	3,681,126
Ralph Lauren Corp., Class A	12,904	3,222,129
Skechers USA, Inc., Class A *	37,364	2,815,004
Tapestry, Inc.	90,337	6,589,181
Taylor Morrison Home Corp., Class A *	54,116	3,488,317
Tempur Sealy International, Inc.	36,143	2,282,069
Toll Brothers, Inc.	33,270	4,518,399
TopBuild Corp. *	1,180	404,362
Tri Pointe Homes, Inc. *	63,641	2,345,807
VF Corp.	312,426	8,113,703
Whirlpool Corp.	69,520	7,300,295
		142,775,090

Consumer Services 1.6%
Aramark	75,478	2,936,849
Booking Holdings, Inc.	4,478	21,214,794
Caesars Entertainment, Inc. *	57,626	2,077,417
Carnival Corp. *	210,794	5,832,670
Chipotle Mexican Grill, Inc., Class A *	62,055	3,620,909
Darden Restaurants, Inc.	29,892	5,836,114
Domino's Pizza, Inc.	7,016	3,151,026
Expedia Group, Inc. *	18,535	3,168,558
H&R Block, Inc.	10,259	567,425
Hilton Worldwide Holdings, Inc.	23,319	5,971,296
Las Vegas Sands Corp.	76,226	3,493,438
Marriott International, Inc., Class A	29,757	8,647,087
Marriott Vacations Worldwide Corp.	20,929	1,816,009
McDonald's Corp.	114,327	33,006,205
MGM Resorts International *	162,053	5,587,588
Penn Entertainment, Inc. *	110,345	2,273,107
Service Corp. International	30,528	2,384,847
Starbucks Corp.	291,592	31,398,627
Travel & Leisure Co.	10,248	557,081

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vail Resorts, Inc.	9,494	1,615,119
Yum! Brands, Inc.	56,803	7,412,792
		152,568,958

Consumer Staples Distribution & Retail 3.8%
Albertsons Cos., Inc., Class A	182,676	3,662,654
Andersons, Inc.	6,422	261,696
BJ's Wholesale Club Holdings, Inc. *	28,426	2,815,595
Casey's General Stores, Inc.	12,122	5,112,696
Costco Wholesale Corp.	65,729	64,406,533
Dollar General Corp.	135,372	9,619,534
Dollar Tree, Inc. *	98,675	7,237,811
Kroger Co.	497,026	30,636,683
Performance Food Group Co. *	73,122	6,603,648
SpartanNash Co.	21,241	387,223
Sprouts Farmers Market, Inc. *	29,318	4,642,212
Sysco Corp.	127,385	9,288,914
Target Corp.	246,613	34,010,399
U.S. Foods Holding Corp. *	109,970	7,800,172
United Natural Foods, Inc. *	32,568	968,572
Walgreens Boots Alliance, Inc.	2,546,559	26,178,627
Walmart, Inc.	1,602,354	157,287,069
		370,920,038

Energy 6.9%
Antero Resources Corp. *	90,831	3,389,813
APA Corp.	171,114	3,752,530
Baker Hughes Co., Class A	330,620	15,268,032
Cheniere Energy, Inc.	29,882	6,683,109
Chevron Corp.	811,270	121,033,371
CNX Resources Corp. *	18,503	506,612
ConocoPhillips	545,859	53,947,245
Coterra Energy, Inc.	201,380	5,582,254
Delek U.S. Holdings, Inc.	81,662	1,458,483
Devon Energy Corp.	266,098	9,073,942
Diamondback Energy, Inc.	29,063	4,776,795
EOG Resources, Inc.	181,327	22,809,123
EQT Corp.	104,205	5,326,960
Expand Energy Corp.	87,852	8,925,763
Exxon Mobil Corp.	1,675,566	179,000,716
Halliburton Co.	227,147	5,910,365
Hess Corp.	43,095	5,991,498
HF Sinclair Corp.	147,983	5,339,227
Kinder Morgan, Inc.	778,372	21,389,663
Marathon Petroleum Corp.	274,407	39,983,844
Murphy Oil Corp.	69,004	1,837,576
NOV, Inc.	141,536	2,045,195
Occidental Petroleum Corp.	236,622	11,038,416
ONEOK, Inc.	118,498	11,514,451
Ovintiv, Inc.	137,632	5,810,823
PBF Energy, Inc., Class A	143,413	4,196,264
Peabody Energy Corp.	101,452	1,841,354
Phillips 66	286,314	33,747,831
Schlumberger NV	294,050	11,844,334
SM Energy Co.	47,504	1,803,252
Targa Resources Corp.	31,774	6,253,123
TechnipFMC PLC	21,192	636,820
Valero Energy Corp.	294,074	39,111,842
Williams Cos., Inc.	274,854	15,235,157
World Kinect Corp.	280,701	7,935,417
		675,001,200

Equity Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc.	28,189	2,744,199
American Tower Corp.	58,741	10,864,148
AvalonBay Communities, Inc.	21,083	4,670,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	79,155	2,062,779
BXP, Inc.	56,817	4,155,595
Camden Property Trust	18,016	2,048,599
Crown Castle, Inc.	91,692	8,186,262
Digital Realty Trust, Inc.	42,998	7,045,652
Equinix, Inc.	9,206	8,411,154
Equity Residential	68,572	4,843,240
Essex Property Trust, Inc.	9,739	2,771,427
Extra Space Storage, Inc.	16,965	2,612,610
Gaming & Leisure Properties, Inc.	39,674	1,919,825
Healthpeak Properties, Inc.	143,935	2,973,697
Host Hotels & Resorts, Inc.	220,434	3,683,452
Invitation Homes, Inc.	79,264	2,469,074
Iron Mountain, Inc.	47,829	4,857,992
Kimco Realty Corp.	110,474	2,480,141
Lamar Advertising Co., Class A	17,446	2,205,523
Medical Properties Trust, Inc. (a)	412,368	1,934,006
Mid-America Apartment Communities, Inc.	20,750	3,166,035
Park Hotels & Resorts, Inc.	153,054	2,064,698
Prologis, Inc.	66,438	7,922,732
Public Storage	16,091	4,802,842
Realty Income Corp.	63,582	3,474,121
Regency Centers Corp.	30,677	2,203,836
SBA Communications Corp., Class A	9,409	1,858,842
Simon Property Group, Inc.	53,117	9,234,922
SL Green Realty Corp.	13,413	903,902
Sun Communities, Inc.	19,493	2,465,865
UDR, Inc.	51,099	2,132,872
Ventas, Inc.	111,808	6,755,439
VICI Properties, Inc., Class A	81,569	2,428,309
Vornado Realty Trust	90,232	3,903,436
Welltower, Inc.	69,187	9,442,642
Weyerhaeuser Co.	309,745	9,484,392
WP Carey, Inc.	36,272	2,027,968
		157,212,323

Financial Services 8.8%
Affiliated Managers Group, Inc.	19,130	3,595,292
Ally Financial, Inc.	251,592	9,804,540
American Express Co.	108,691	34,503,958
Ameriprise Financial, Inc.	23,488	12,762,440
Annaly Capital Management, Inc.	125,489	2,561,230
Apollo Global Management, Inc.	8,661	1,480,858
Bank of New York Mellon Corp.	303,736	26,100,034
Berkshire Hathaway, Inc., Class A *	61	42,859,423
Berkshire Hathaway, Inc., Class B *	352,264	165,095,569
Blackrock, Inc.	24,825	26,699,288
Blackstone, Inc.	63,350	11,219,919
Block, Inc. *	36,122	3,280,600
Bread Financial Holdings, Inc.	82,803	5,243,914
Capital One Financial Corp.	237,637	48,409,033
Carlyle Group, Inc.	62,817	3,527,803
Cboe Global Markets, Inc.	2,396	489,575
Charles Schwab Corp. (b)	155,548	12,866,931
CME Group, Inc.	35,355	8,362,165
Corebridge Financial, Inc.	148,360	5,008,634
Corpay, Inc. *	14,273	5,430,734
Discover Financial Services	130,791	26,300,762
Equitable Holdings, Inc.	99,142	5,395,308
Evercore, Inc., Class A	12,413	3,615,535
Fidelity National Information Services, Inc.	108,318	8,824,667
Fiserv, Inc. *	59,682	12,893,699
Franklin Resources, Inc.	212,901	4,734,918
Global Payments, Inc.	79,942	9,021,455
Goldman Sachs Group, Inc.	94,153	60,295,581
Intercontinental Exchange, Inc.	65,681	10,497,794

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Invesco Ltd.	280,593	5,395,803
Jack Henry & Associates, Inc.	12,385	2,156,105
Jackson Financial, Inc., Class A	40,744	3,839,715
Janus Henderson Group PLC	61,641	2,769,530
Jefferies Financial Group, Inc.	64,572	4,964,941
KKR & Co., Inc.	67,988	11,358,755
Lazard, Inc.	12,352	671,578
LPL Financial Holdings, Inc.	13,054	4,789,382
Mastercard, Inc., Class A	53,388	29,653,297
MGIC Investment Corp.	93,455	2,386,841
Moody's Corp.	14,013	6,998,653
Morgan Stanley	332,823	46,072,688
MSCI, Inc., Class A	4,772	2,847,786
Nasdaq, Inc.	40,280	3,316,655
Navient Corp.	129,414	1,769,089
Northern Trust Corp.	66,918	7,514,222
OneMain Holdings, Inc.	107,752	5,984,546
PayPal Holdings, Inc. *	248,842	22,042,424
Raymond James Financial, Inc.	31,399	5,290,104
Rithm Capital Corp.	212,656	2,447,671
S&P Global, Inc.	29,514	15,388,895
SEI Investments Co.	35,173	3,045,278
SLM Corp.	153,773	4,291,804
Starwood Property Trust, Inc.	110,754	2,143,090
State Street Corp.	98,303	9,989,551
Synchrony Financial	452,853	31,237,800
T. Rowe Price Group, Inc.	105,649	12,352,481
Visa, Inc., Class A	116,480	39,812,864
Voya Financial, Inc.	35,096	2,491,465
Western Union Co.	320,547	3,308,045
		867,212,717

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	640,061	33,430,386
Archer-Daniels-Midland Co.	446,760	22,887,515
Brown-Forman Corp., Class B	50,019	1,651,127
Bunge Global SA	135,507	10,316,148
Campbell's Co.	68,401	2,651,907
Coca-Cola Co.	549,718	34,896,099
Coca-Cola Europacific Partners PLC	12,355	970,485
Conagra Brands, Inc.	218,964	5,668,978
Constellation Brands, Inc., Class A	31,096	5,622,157
Darling Ingredients, Inc. *	64,910	2,431,529
Flowers Foods, Inc.	79,813	1,560,344
General Mills, Inc.	186,972	11,244,496
Hershey Co.	23,281	3,474,689
Hormel Foods Corp.	110,602	3,315,848
Ingredion, Inc.	29,926	4,083,103
J.M. Smucker Co.	50,874	5,437,922
Kellanova	76,421	6,245,888
Keurig Dr. Pepper, Inc.	224,572	7,208,761
Kraft Heinz Co.	314,122	9,373,401
Lamb Weston Holdings, Inc.	26,064	1,562,276
McCormick & Co., Inc. - Non Voting Shares	47,248	3,648,963
Molson Coors Beverage Co., Class B	90,999	4,982,195
Mondelez International, Inc., Class A	315,661	18,305,181
Monster Beverage Corp. *	88,547	4,313,124
PepsiCo, Inc.	261,056	39,338,529
Philip Morris International, Inc.	350,161	45,590,962
Post Holdings, Inc. *	17,516	1,859,499
Tyson Foods, Inc., Class A	314,546	17,768,704
		309,840,216

Health Care Equipment & Services 5.6%
Abbott Laboratories	304,625	38,970,676
Align Technology, Inc. *	10,828	2,372,523
SECURITY	NUMBER OF SHARES	VALUE ($)
Baxter International, Inc.	212,244	6,910,665
Becton Dickinson & Co.	50,502	12,504,295
Boston Scientific Corp. *	95,129	9,737,404
Cardinal Health, Inc.	53,878	6,662,553
Cencora, Inc.	9,889	2,513,883
Centene Corp. *	366,792	23,485,692
Chemed Corp.	713	400,706
Cigna Group	154,665	45,503,990
Community Health Systems, Inc. *	99,385	318,032
Cooper Cos., Inc. *	24,997	2,413,460
CVS Health Corp.	1,361,822	76,915,707
DaVita, Inc. *	33,059	5,824,996
DENTSPLY SIRONA, Inc.	89,788	1,774,211
Edwards Lifesciences Corp. *	72,265	5,235,599
Elevance Health, Inc.	96,166	38,052,886
Encompass Health Corp.	22,313	2,215,012
GE HealthCare Technologies, Inc.	149,987	13,243,852
HCA Healthcare, Inc.	57,691	19,032,838
Henry Schein, Inc. *	65,060	5,204,800
Hologic, Inc. *	53,715	3,875,000
Humana, Inc.	77,238	22,648,499
IDEXX Laboratories, Inc. *	5,566	2,349,130
Intuitive Surgical, Inc. *	14,900	8,521,012
Labcorp Holdings, Inc.	49,051	12,252,940
McKesson Corp.	16,850	10,021,538
Medtronic PLC	93,548	8,496,029
Molina Healthcare, Inc. *	16,114	5,001,947
Quest Diagnostics, Inc.	43,927	7,164,494
ResMed, Inc.	14,121	3,335,098
Solventum Corp. *	17,818	1,319,601
STERIS PLC	13,262	2,926,260
Stryker Corp.	32,262	12,623,798
Teleflex, Inc.	9,845	1,774,463
Tenet Healthcare Corp. *	37,392	5,268,159
UnitedHealth Group, Inc.	204,450	110,912,080
Universal Health Services, Inc., Class B	36,652	6,911,101
Zimmer Biomet Holdings, Inc.	46,030	5,039,364
		549,734,293

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	37,568	3,964,175
Clorox Co.	22,952	3,642,023
Colgate-Palmolive Co.	132,455	11,483,849
Estee Lauder Cos., Inc., Class A	69,385	5,788,791
Kenvue, Inc.	334,189	7,114,884
Kimberly-Clark Corp.	73,403	9,540,188
Procter & Gamble Co.	462,570	76,781,994
		118,315,904

Insurance 3.2%
Aflac, Inc.	175,682	18,864,733
Allstate Corp.	123,210	23,696,979
American Financial Group, Inc.	33,217	4,536,114
American International Group, Inc.	362,299	26,686,944
Aon PLC, Class A	33,059	12,258,938
Arch Capital Group Ltd.	12,765	1,188,039
Arthur J Gallagher & Co.	16,449	4,964,637
Assurant, Inc.	13,473	2,899,255
Brown & Brown, Inc.	20,645	2,160,706
Chubb Ltd.	86,708	23,574,171
Cincinnati Financial Corp.	44,704	6,126,683
CNO Financial Group, Inc.	83,976	3,354,001
Everest Group Ltd.	2,128	739,501
Fidelity National Financial, Inc.	98,770	5,745,451
First American Financial Corp.	63,657	4,024,396
Genworth Financial, Inc., Class A *	432,593	3,127,647
Globe Life, Inc.	32,739	3,997,105

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanover Insurance Group, Inc.	14,518	2,222,561
Hartford Financial Services Group, Inc.	111,897	12,482,110
Lincoln National Corp.	132,385	4,654,657
Loews Corp.	55,978	4,783,320
Markel Group, Inc. *	2,775	5,074,864
Marsh & McLennan Cos., Inc.	62,859	13,632,860
MetLife, Inc.	291,885	25,250,971
Old Republic International Corp.	122,451	4,479,258
Primerica, Inc.	8,458	2,454,258
Principal Financial Group, Inc.	106,179	8,754,459
Progressive Corp.	80,221	19,769,663
Prudential Financial, Inc.	163,180	19,705,617
Reinsurance Group of America, Inc.	15,724	3,582,871
Travelers Cos., Inc.	111,811	27,413,821
Unum Group	72,526	5,530,107
W.R. Berkley Corp.	55,070	3,239,768
Willis Towers Watson PLC	21,295	7,018,087
		317,994,552

Materials 3.5%
Air Products & Chemicals, Inc.	39,342	13,189,799
Albemarle Corp.	33,116	2,788,036
Alcoa Corp.	134,829	4,762,160
Amcor PLC	447,758	4,352,208
AptarGroup, Inc.	13,499	2,121,368
Avery Dennison Corp.	18,649	3,463,679
Axalta Coating Systems Ltd. *	59,913	2,153,273
Ball Corp.	96,180	5,357,226
Berry Global Group, Inc.	64,712	4,395,239
Celanese Corp., Class A	52,061	3,698,413
CF Industries Holdings, Inc.	84,760	7,815,720
Chemours Co.	132,358	2,513,478
Cleveland-Cliffs, Inc. *	332,055	3,400,243
Commercial Metals Co.	57,246	2,775,859
Corteva, Inc.	158,848	10,368,009
CRH PLC	99,328	9,836,452
Crown Holdings, Inc.	44,276	3,890,089
Dow, Inc.	454,160	17,734,948
DuPont de Nemours, Inc.	207,898	15,966,566
Eagle Materials, Inc.	7,558	1,940,441
Eastman Chemical Co.	73,146	7,288,999
Ecolab, Inc.	32,226	8,062,623
FMC Corp.	51,434	2,868,989
Freeport-McMoRan, Inc.	316,102	11,332,257
Graphic Packaging Holding Co.	106,289	2,915,507
Huntsman Corp.	191,604	3,224,695
International Flavors & Fragrances, Inc.	54,381	4,736,041
International Paper Co.	269,935	15,016,484
Linde PLC	74,116	33,064,630
Louisiana-Pacific Corp.	28,633	3,349,202
LyondellBasell Industries NV, Class A	179,961	13,623,048
Magnera Corp. *	17,090	318,899
Martin Marietta Materials, Inc.	7,304	3,974,252
Mosaic Co.	285,209	7,954,479
Newmont Corp.	294,934	12,599,580
Nucor Corp.	143,448	18,423,027
O-I Glass, Inc. *	163,387	1,950,841
Olin Corp.	91,523	2,680,709
Packaging Corp. of America	28,652	6,093,134
PPG Industries, Inc.	68,971	7,957,874
Reliance, Inc.	29,285	8,478,007
RPM International, Inc.	27,085	3,428,961
Sealed Air Corp.	70,244	2,446,599
Sherwin-Williams Co.	20,574	7,368,784
Smurfit WestRock PLC	111,470	5,917,942
Sonoco Products Co.	52,356	2,494,240
Steel Dynamics, Inc.	81,674	10,470,607
U.S. Steel Corp.	197,543	7,279,460
SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	15,965	4,376,805
Westlake Corp.	12,839	1,467,113
		343,686,994

Media & Entertainment 7.1%
Alphabet, Inc., Class A	757,226	154,489,248
Alphabet, Inc., Class C	632,404	130,022,262
Charter Communications, Inc., Class A *	86,159	29,767,073
Comcast Corp., Class A	1,941,254	65,342,610
Electronic Arts, Inc.	53,315	6,552,947
Fox Corp., Class A	196,659	10,065,008
Interpublic Group of Cos., Inc.	135,261	3,877,933
Meta Platforms, Inc., Class A	279,066	192,326,706
Netflix, Inc. *	19,412	18,960,865
News Corp., Class A	144,046	4,050,574
Nexstar Media Group, Inc., Class A	20,945	3,209,193
Omnicom Group, Inc.	73,069	6,341,658
Paramount Global, Class B (a)	1,000,697	10,887,583
Take-Two Interactive Software, Inc. *	16,116	2,989,679
TEGNA, Inc.	136,260	2,482,657
Walt Disney Co.	421,196	47,620,420
Warner Bros Discovery, Inc. *	918,735	9,591,593
		698,578,009

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	286,122	52,617,836
Agilent Technologies, Inc.	43,276	6,557,180
Amgen, Inc.	126,184	36,015,437
Avantor, Inc. *	116,724	2,600,611
Biogen, Inc. *	60,903	8,765,769
Bristol-Myers Squibb Co.	808,282	47,648,224
Charles River Laboratories International, Inc. *	1,709	281,575
Danaher Corp.	63,861	14,224,399
Eli Lilly & Co.	24,247	19,666,257
Gilead Sciences, Inc.	386,712	37,588,406
GRAIL, Inc. *(a)	3,089	93,535
ICON PLC *	1,759	350,182
Illumina, Inc. *	17,868	2,371,798
IQVIA Holdings, Inc. *	32,495	6,543,193
Jazz Pharmaceuticals PLC *	3,468	431,315
Johnson & Johnson	605,098	92,065,661
Merck & Co., Inc.	462,115	45,666,204
Mettler-Toledo International, Inc. *	2,451	3,344,242
Moderna, Inc. *	102,011	4,021,274
Organon & Co.	280,691	4,367,552
Perrigo Co. PLC	20,417	508,587
Pfizer, Inc.	2,867,392	76,043,236
Regeneron Pharmaceuticals, Inc. *	13,592	9,147,144
Revvity, Inc.	23,417	2,953,586
Thermo Fisher Scientific, Inc.	48,662	29,087,711
Vertex Pharmaceuticals, Inc. *	15,526	7,168,044
Viatris, Inc.	780,454	8,803,521
Waters Corp. *	9,623	3,998,164
West Pharmaceutical Services, Inc.	6,417	2,191,726
Zoetis, Inc.	43,086	7,363,397
		532,485,766

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	76,479	276,089
CBRE Group, Inc., Class A *	92,756	13,425,503
Jones Lang LaSalle, Inc. *	29,700	8,399,160
Millrose Properties, Inc., Class A *(c)	46,809	517,708
		22,618,460

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	72,533	8,410,201
Analog Devices, Inc.	61,895	13,114,932
Applied Materials, Inc.	129,410	23,339,093
Broadcom, Inc.	311,737	68,978,046
First Solar, Inc. *	2,432	407,409
Intel Corp.	3,879,365	75,376,062
KLA Corp.	12,527	9,247,932
Lam Research Corp.	208,848	16,927,130
Marvell Technology, Inc.	45,780	5,166,731
Microchip Technology, Inc.	82,302	4,468,999
Micron Technology, Inc.	357,388	32,608,081
MKS Instruments, Inc.	16,010	1,813,613
NVIDIA Corp.	226,529	27,199,337
NXP Semiconductors NV	10,292	2,146,397
ON Semiconductor Corp. *	63,878	3,343,375
Qorvo, Inc. *	50,929	4,226,088
QUALCOMM, Inc.	254,904	44,080,549
Skyworks Solutions, Inc.	51,661	4,585,430
Teradyne, Inc.	35,159	4,071,061
Texas Instruments, Inc.	157,720	29,116,689
		378,627,155

Software & Services 5.1%
Accenture PLC, Class A	102,262	39,365,757
Adobe, Inc. *	39,437	17,251,716
Akamai Technologies, Inc. *	37,509	3,747,149
Amdocs Ltd.	46,034	4,059,738
ANSYS, Inc. *	5,753	2,016,426
ASGN, Inc. *	21,601	1,905,424
Autodesk, Inc. *	10,841	3,375,237
Cadence Design Systems, Inc. *	11,316	3,367,868
Check Point Software Technologies Ltd. *	4,673	1,018,807
Cognizant Technology Solutions Corp., Class A	228,219	18,853,172
Dropbox, Inc., Class A *	12,811	411,874
DXC Technology Co. *	237,323	5,154,655
EPAM Systems, Inc. *	9,352	2,375,034
Fortinet, Inc. *	35,861	3,617,658
Gartner, Inc. *	6,088	3,304,749
Gen Digital, Inc.	129,811	3,493,214
GoDaddy, Inc., Class A *	13,455	2,861,206
International Business Machines Corp.	238,651	61,023,061
Intuit, Inc.	15,686	9,435,286
Kyndryl Holdings, Inc. *	148,007	5,618,346
Microsoft Corp.	574,179	238,318,736
Oracle Corp.	244,476	41,575,588
Palo Alto Networks, Inc. *	15,537	2,865,333
Roper Technologies, Inc.	9,432	5,429,531
Salesforce, Inc.	45,548	15,563,752
ServiceNow, Inc. *	508	517,337
Synopsys, Inc. *	5,960	3,131,861
VeriSign, Inc. *	1,921	413,015
		500,071,530

Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	114,189	8,082,297
Apple, Inc.	1,874,478	442,376,808
Arista Networks, Inc. *	33,007	3,803,397
Arrow Electronics, Inc. *	68,551	7,989,619
Avnet, Inc.	134,516	6,949,097
CDW Corp.	25,788	5,135,422
Ciena Corp. *	43,354	3,777,868
Cisco Systems, Inc.	1,365,287	82,736,392
Coherent Corp. *	20,098	1,818,668
SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	267,833	13,948,743
Dell Technologies, Inc., Class C	26,284	2,723,022
F5, Inc. *	12,443	3,698,806
Flex Ltd. *	146,256	6,091,562
Hewlett Packard Enterprise Co.	920,877	19,513,384
HP, Inc.	548,625	17,830,313
Insight Enterprises, Inc. *	12,424	2,146,246
Jabil, Inc.	47,526	7,718,698
Juniper Networks, Inc.	119,576	4,168,419
Keysight Technologies, Inc. *	25,405	4,530,982
Motorola Solutions, Inc.	12,319	5,780,691
NetApp, Inc.	54,023	6,596,208
Sanmina Corp. *	40,189	3,365,025
Seagate Technology Holdings PLC	82,337	7,933,993
TD SYNNEX Corp.	26,181	3,731,054
TE Connectivity PLC	72,102	10,668,933
Teledyne Technologies, Inc. *	5,757	2,943,727
Trimble, Inc. *	44,422	3,329,873
Vishay Intertechnology, Inc.	15,852	268,374
Western Digital Corp. *	173,170	11,278,562
Xerox Holdings Corp.	262,615	2,242,732
Zebra Technologies Corp., Class A *	9,438	3,699,130
		706,878,045

Telecommunication Services 3.1%
AT&T, Inc.	5,223,763	123,959,896
Frontier Communications Parent, Inc. *	107,378	3,839,837
Liberty Global Ltd., Class C *	475,285	5,575,093
Liberty Latin America Ltd., Class C *	48,153	295,178
Lumen Technologies, Inc. *	5,654,788	27,934,653
Sunrise Communications AG, Class A, ADR *	96,487	4,798,299
Telephone & Data Systems, Inc.	139,767	4,940,763
T-Mobile U.S., Inc.	98,149	22,865,773
Verizon Communications, Inc.	2,703,060	106,473,533
		300,683,025

Transportation 2.0%
Alaska Air Group, Inc. *	42,406	3,106,239
American Airlines Group, Inc. *	119,332	2,019,097
Avis Budget Group, Inc. *	33,698	3,022,711
CH Robinson Worldwide, Inc.	67,734	6,738,856
CSX Corp.	607,642	19,973,193
Delta Air Lines, Inc.	41,972	2,823,456
Expeditors International of Washington, Inc.	48,205	5,475,124
FedEx Corp.	107,843	28,564,375
GXO Logistics, Inc. *	36,298	1,649,744
Hertz Global Holdings, Inc. *	504,174	2,082,239
Hub Group, Inc., Class A	42,641	1,902,215
JB Hunt Transport Services, Inc.	26,669	4,566,266
Knight-Swift Transportation Holdings, Inc.	80,483	4,594,774
Landstar System, Inc.	14,391	2,369,622
Matson, Inc.	14,101	2,000,227
Norfolk Southern Corp.	76,192	19,451,818
Old Dominion Freight Line, Inc.	25,843	4,796,719
Ryder System, Inc.	39,985	6,374,009
Southwest Airlines Co.	74,756	2,295,757
Uber Technologies, Inc. *	49,234	3,291,293
U-Haul Holding Co., Non Voting Shares	31,547	2,042,353
Union Pacific Corp.	149,420	37,024,782
United Parcel Service, Inc., Class B	241,710	27,610,533

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	50,294	1,815,613
ZIM Integrated Shipping Services Ltd. (a)	70,881	1,261,682
		196,852,697

Utilities 3.4%
AES Corp.	386,902	4,255,922
Alliant Energy Corp.	68,691	4,044,526
Ameren Corp.	77,095	7,262,349
American Electric Power Co., Inc.	163,860	16,117,269
American Water Works Co., Inc.	31,612	3,940,120
Atmos Energy Corp.	27,349	3,897,506
CenterPoint Energy, Inc.	210,794	6,865,560
CMS Energy Corp.	86,446	5,705,436
Consolidated Edison, Inc.	122,481	11,481,369
Constellation Energy Corp.	39,319	11,794,914
Dominion Energy, Inc.	299,183	16,631,583
DTE Energy Co.	59,577	7,142,091
Duke Energy Corp.	261,055	29,235,549
Edison International	114,148	6,163,992
Entergy Corp.	149,555	12,125,919
Essential Utilities, Inc.	9,773	346,746
Evergy, Inc.	112,410	7,213,350
Eversource Energy	132,486	7,641,792
Exelon Corp.	445,578	17,823,120
FirstEnergy Corp.	211,248	8,407,670
MDU Resources Group, Inc.	82,157	1,464,038
National Fuel Gas Co.	32,143	2,250,974
NextEra Energy, Inc.	313,164	22,410,016
NiSource, Inc.	123,503	4,606,662
NRG Energy, Inc.	98,634	10,104,067
OGE Energy Corp.	71,162	3,005,171
PG&E Corp.	131,271	2,054,391
Pinnacle West Capital Corp.	45,780	3,981,029
Portland General Electric Co.	40,835	1,679,952
PPL Corp.	311,541	10,467,778
Public Service Enterprise Group, Inc.	115,857	9,678,694
Sempra	139,520	11,570,394
Southern Co.	287,398	24,127,062
UGI Corp.	202,500	6,222,825
Vistra Corp.	82,896	13,929,015
WEC Energy Group, Inc.	84,208	8,358,486
Xcel Energy, Inc.	179,163	12,039,754
		336,047,091
Total Common Stocks (Cost $5,496,402,459)		9,773,331,044

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)	30,340,217	30,340,217
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	10,541,469	10,541,469
		40,881,686
Total Short-Term Investments (Cost $40,881,686)		40,881,686
Total Investments in Securities (Cost $5,537,284,145)		9,814,212,730

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	103	31,246,338	369,864

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,130,737.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$10,859,939	$220,607	($55,678 )	$1,204	$1,840,859	$12,866,931	155,548	$38,331

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$9,750,712,584	$—	$—	$9,750,712,584
Real Estate Management & Development	22,100,752	—	517,708	22,618,460
Short-Term Investments [1]	40,881,686	—	—	40,881,686
Futures Contracts [2]	369,864	—	—	369,864
Total	$9,814,064,886	$—	$517,708	$9,814,582,594

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental U.S. Small Company Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	79,816	417,438
Cooper-Standard Holdings, Inc. *	21,449	330,744
Dorman Products, Inc. *	15,718	2,063,459
Fox Factory Holding Corp. *	38,308	1,046,575
Gentherm, Inc. *	34,173	1,303,700
LCI Industries	33,313	3,490,869
Modine Manufacturing Co. *	18,930	1,920,448
Patrick Industries, Inc.	38,544	3,744,164
Phinia, Inc.	59,236	3,014,520
Standard Motor Products, Inc.	8,727	270,711
Stoneridge, Inc. *	10,164	52,548
Visteon Corp. *	21,450	1,803,087
Winnebago Industries, Inc.	59,256	2,832,437
		22,290,700

Banks 9.2%
1st Source Corp.	2,883	180,822
Ameris Bancorp	33,879	2,224,156
Associated Banc-Corp.	140,628	3,535,388
Atlantic Union Bankshares Corp.	38,249	1,444,665
Axos Financial, Inc. *	22,120	1,546,852
BancFirst Corp.	1,619	192,791
Bancorp, Inc. *	754	46,039
Bank of Hawaii Corp.	31,243	2,327,916
Bank of NT Butterfield & Son Ltd.	11,322	415,404
Bank OZK	81,044	4,116,225
BankUnited, Inc.	124,835	5,131,967
Banner Corp.	28,929	2,044,412
Berkshire Hills Bancorp, Inc.	1,804	53,056
BOK Financial Corp.	16,268	1,796,313
Brookline Bancorp, Inc.	16,972	207,568
Cadence Bank	105,044	3,697,549
Capitol Federal Financial, Inc.	41,258	245,485
Cathay General Bancorp	59,311	2,816,679
Central Pacific Financial Corp.	8,446	252,451
City Holding Co.	6,644	784,856
Columbia Banking System, Inc.	94,302	2,631,026
Commerce Bancshares, Inc.	54,916	3,668,389
Community Financial System, Inc.	28,995	1,900,042
ConnectOne Bancorp, Inc.	7,107	180,091
Cullen/Frost Bankers, Inc.	29,426	4,101,984
Customers Bancorp, Inc. *	22,307	1,271,053
CVB Financial Corp.	90,824	1,892,772
Eagle Bancorp, Inc.	10,727	281,155
Eastern Bankshares, Inc.	68,532	1,258,247
Enterprise Financial Services Corp.	18,984	1,136,003
FB Financial Corp.	898	47,423
First BanCorp	24,093	500,171
First Bancorp/Southern Pines NC	20,218	892,220
First Busey Corp.	42,115	1,022,552
First Commonwealth Financial Corp.	65,414	1,091,106
First Financial Bancorp	70,393	1,972,412
First Financial Bankshares, Inc.	39,927	1,487,680
First Hawaiian, Inc.	127,946	3,533,868
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	65,126	2,145,902
First Merchants Corp.	38,624	1,716,451
FNB Corp.	253,228	3,973,147
Fulton Financial Corp.	115,487	2,349,006
Glacier Bancorp, Inc.	52,689	2,617,063
Hancock Whitney Corp.	62,147	3,712,662
Hanmi Financial Corp.	8,017	192,568
Heartland Financial USA, Inc.	23,884	1,544,578
Heritage Financial Corp.	7,360	189,152
Hilltop Holdings, Inc.	66,749	2,014,485
Home BancShares, Inc.	79,311	2,394,399
HomeStreet, Inc. *	21,124	212,719
Hope Bancorp, Inc.	152,701	1,780,494
Independent Bank Corp.	23,836	1,600,826
International Bancshares Corp.	28,516	1,878,919
Kearny Financial Corp.	18,848	130,051
Lakeland Financial Corp.	10,741	730,818
Midland States Bancorp, Inc.	1,250	24,075
National Bank Holdings Corp., Class A	988	42,612
NBT Bancorp, Inc.	26,642	1,268,958
Nicolet Bankshares, Inc.	381	42,722
Northwest Bancshares, Inc.	102,525	1,354,355
NU Holdings Ltd., Class A *	4,832	63,976
OceanFirst Financial Corp.	10,805	194,058
OFG Bancorp	7,233	308,921
Old National Bancorp	142,213	3,391,780
Pacific Premier Bancorp, Inc.	74,633	1,932,995
Park National Corp.	7,333	1,244,483
Pathward Financial, Inc.	15,711	1,252,638
Peoples Bancorp, Inc.	1,106	36,111
Pinnacle Financial Partners, Inc.	33,791	4,216,103
Preferred Bank	467	42,665
Premier Financial Corp.	7,360	204,829
Prosperity Bancshares, Inc.	51,197	4,095,760
Provident Financial Services, Inc.	83,321	1,547,271
Renasant Corp.	32,823	1,276,158
S&T Bancorp, Inc.	26,639	1,050,642
Sandy Spring Bancorp, Inc.	49,256	1,666,330
Seacoast Banking Corp. of Florida	22,237	632,643
ServisFirst Bancshares, Inc.	10,602	961,283
Simmons First National Corp., Class A	120,982	2,748,711
Southside Bancshares, Inc.	6,175	194,080
SouthState Corp.	40,722	4,299,836
Texas Capital Bancshares, Inc. *	29,912	2,361,552
Tompkins Financial Corp.	2,672	187,227
Towne Bank	42,609	1,524,124
TriCo Bancshares	4,237	185,877
Trustmark Corp.	47,374	1,776,525
UMB Financial Corp.	23,196	2,734,808
United Bankshares, Inc.	84,605	3,257,292
United Community Banks, Inc.	58,213	1,930,925
Valley National Bancorp	379,386	3,900,088
Veritex Holdings, Inc.	37,224	997,603
WaFd, Inc.	77,329	2,295,125
Washington Trust Bancorp, Inc.	5,013	164,276
Webster Financial Corp.	81,336	4,899,681
WesBanco, Inc.	53,255	1,866,055
Westamerica BanCorp	3,335	172,620
Western Alliance Bancorp	53,324	4,685,580

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	30,717	4,018,091
WSFS Financial Corp.	31,454	1,761,424
		163,924,896

Capital Goods 12.0%
AAON, Inc.	10,993	1,279,365
AAR Corp. *	35,395	2,398,365
Advanced Drainage Systems, Inc.	21,155	2,557,851
Alamo Group, Inc.	7,491	1,390,030
Albany International Corp., Class A	22,735	1,835,851
Ameresco, Inc., Class A *	1,355	30,664
American Woodmark Corp. *	25,441	1,980,836
API Group Corp. *	72,958	2,783,348
Apogee Enterprises, Inc.	27,585	1,407,387
Applied Industrial Technologies, Inc.	17,963	4,670,919
Arcosa, Inc.	34,000	3,444,200
Argan, Inc.	3,428	468,950
Armstrong World Industries, Inc.	24,801	3,745,199
Astec Industries, Inc.	8,307	289,997
Atkore, Inc.	32,974	2,685,403
AZEK Co., Inc., Class A *	34,812	1,783,419
AZZ, Inc.	20,166	1,730,041
BlueLinx Holdings, Inc. *	20,734	2,234,711
BWX Technologies, Inc.	35,087	3,962,375
Chart Industries, Inc. *	8,918	1,886,960
Columbus McKinnon Corp.	27,699	1,008,798
Comfort Systems USA, Inc.	9,075	3,963,506
Construction Partners, Inc., Class A *	13,413	1,078,405
Core & Main, Inc., Class A *	66,032	3,726,846
Crane Co.	23,037	3,923,662
CSW Industrials, Inc.	3,238	1,067,925
DNOW, Inc. *	180,895	2,691,718
Douglas Dynamics, Inc.	5,217	134,859
Ducommun, Inc. *	3,072	210,063
DXP Enterprises, Inc. *	5,242	530,962
Dycom Industries, Inc. *	21,445	4,056,536
Enerpac Tool Group Corp., Class A	19,817	895,530
EnerSys	37,476	3,637,795
Enpro, Inc.	9,891	1,836,759
Esab Corp.	24,013	2,973,770
ESCO Technologies, Inc.	11,219	1,489,210
Federal Signal Corp.	22,650	2,226,722
Flowserve Corp.	86,799	5,435,353
Franklin Electric Co., Inc.	21,661	2,165,883
FTAI Aviation Ltd.	20,010	2,011,605
Gates Industrial Corp. PLC *	149,981	3,103,107
GATX Corp.	26,597	4,401,006
Gibraltar Industries, Inc. *	24,775	1,520,442
Global Industrial Co.	713	17,618
GMS, Inc. *	40,042	3,377,142
GrafTech International Ltd. *	269,452	404,178
Granite Construction, Inc.	42,305	3,728,763
Great Lakes Dredge & Dock Corp. *	22,286	244,923
Greenbrier Cos., Inc.	52,123	3,453,670
Griffon Corp.	21,490	1,628,297
H&E Equipment Services, Inc.	36,910	3,273,548
Hayward Holdings, Inc. *	73,292	1,103,778
HEICO Corp.	15,721	3,756,376
Helios Technologies, Inc.	19,684	878,103
Herc Holdings, Inc.	22,628	4,615,207
Hexcel Corp.	54,951	3,582,805
Hillenbrand, Inc.	69,715	2,369,613
Hillman Solutions Corp. *	136,504	1,365,040
Hyster-Yale, Inc.	432	23,077
Insteel Industries, Inc.	1,531	43,924
JBT Marel Corp.	19,342	2,572,486
JELD-WEN Holding, Inc. *	248,398	2,215,710
Kadant, Inc.	3,838	1,431,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Kennametal, Inc.	121,559	2,911,338
Kratos Defense & Security Solutions, Inc. *	42,050	1,403,209
Leonardo DRS, Inc. *	34,428	1,210,144
Lindsay Corp.	6,544	878,139
Manitowoc Co., Inc. *	18,201	181,828
Masterbrand, Inc. *	184,125	3,189,045
McGrath RentCorp	14,263	1,749,642
Mercury Systems, Inc. *	32,998	1,375,687
Moog, Inc., Class A	17,493	3,177,778
MRC Global, Inc. *	32,729	480,462
MSC Industrial Direct Co., Inc., Class A	40,031	3,218,893
Mueller Water Products, Inc., Class A	85,396	1,964,108
MYR Group, Inc. *	14,948	2,116,188
National Presto Industries, Inc.	1,851	178,011
Primoris Services Corp.	36,097	2,771,167
Proto Labs, Inc. *	6,672	278,423
Quanex Building Products Corp.	45,560	956,760
RBC Bearings, Inc. *	5,330	1,858,838
REV Group, Inc.	40,506	1,405,558
Shyft Group, Inc.	14,249	171,130
Simpson Manufacturing Co., Inc.	17,187	2,887,416
SiteOne Landscape Supply, Inc. *	21,964	3,125,477
Spirit AeroSystems Holdings, Inc., Class A *	91,872	3,124,567
SPX Technologies, Inc. *	10,526	1,563,322
Standex International Corp.	6,248	1,141,510
Sterling Infrastructure, Inc. *	9,307	1,325,503
Stratasys Ltd. *	11,520	107,251
Sunrun, Inc. *	47,279	427,875
Tennant Co.	13,530	1,157,086
Terex Corp.	67,972	3,268,773
Thermon Group Holdings, Inc. *	1,090	30,171
Titan International, Inc. *	3,109	27,452
Titan Machinery, Inc. *	8,366	156,612
TPI Composites, Inc. *(a)	40,858	66,599
Trex Co., Inc. *	34,781	2,533,100
Trinity Industries, Inc.	92,575	3,502,112
Tutor Perini Corp. *	68,879	1,659,295
Valmont Industries, Inc.	13,638	4,524,543
Vertiv Holdings Co., Class A	31,339	3,667,290
Wabash National Corp.	83,227	1,298,341
Watts Water Technologies, Inc., Class A	12,614	2,608,323
WillScot Holdings Corp. *	58,782	2,178,461
Woodward, Inc.	26,021	4,820,390
Zurn Elkay Water Solutions Corp.	35,076	1,383,397
		214,802,995

Commercial & Professional Services 5.3%
ACCO Brands Corp.	69,938	367,874
Alight, Inc., Class A	274,249	1,878,606
Barrett Business Services, Inc.	5,634	244,121
Brady Corp., Class A	24,437	1,820,312
BrightView Holdings, Inc. *	30,964	487,993
Brink's Co.	28,452	2,655,425
Casella Waste Systems, Inc., Class A *	10,145	1,090,993
CBIZ, Inc. *	19,870	1,705,045
Cimpress PLC *	4,475	297,498
Clarivate PLC *	33,607	182,150
Clean Harbors, Inc. *	18,435	4,295,355
Concentrix Corp.	10,187	532,576
Conduent, Inc. *	104,526	413,923
CoreCivic, Inc. *	217,216	4,444,239
CRA International, Inc.	1,250	229,475
CSG Systems International, Inc.	30,497	1,792,919
Dayforce, Inc. *	2,067	146,220
Deluxe Corp.	29,537	684,963
Dun & Bradstreet Holdings, Inc.	201,489	2,478,315

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ennis, Inc.	9,085	188,514
Enviri Corp. *	43,500	416,730
ExlService Holdings, Inc. *	53,277	2,677,702
Exponent, Inc.	12,981	1,189,968
FTI Consulting, Inc. *	18,791	3,670,822
GEO Group, Inc. *	246,637	7,771,532
Healthcare Services Group, Inc. *	43,447	481,827
Heidrick & Struggles International, Inc.	5,288	245,839
HNI Corp.	55,261	2,754,761
Huron Consulting Group, Inc. *	9,523	1,207,326
ICF International, Inc.	10,691	1,247,747
Insperity, Inc.	20,036	1,502,900
Interface, Inc., Class A	26,323	651,757
Kelly Services, Inc., Class A	37,768	531,773
Kforce, Inc.	26,406	1,471,606
Korn Ferry	49,773	3,520,444
Matthews International Corp., Class A	8,607	240,910
Maximus, Inc.	39,193	2,950,841
MillerKnoll, Inc.	110,307	2,475,289
MSA Safety, Inc.	10,778	1,775,460
NV5 Global, Inc. *	34,615	652,147
OPENLANE, Inc. *	124,526	2,529,123
Parsons Corp. *	18,864	1,495,349
Paycom Software, Inc.	8,992	1,866,380
Pitney Bowes, Inc.	115,396	1,028,178
Resources Connection, Inc.	14,254	119,734
Rollins, Inc.	59,445	2,942,527
Steelcase, Inc., Class A	205,431	2,358,348
Tetra Tech, Inc.	86,326	3,176,797
TriNet Group, Inc.	24,826	2,318,500
TrueBlue, Inc. *	30,132	245,576
TTEC Holdings, Inc.	7,029	26,570
UniFirst Corp.	16,482	3,532,422
Veralto Corp.	39,879	4,123,090
Verra Mobility Corp., Class A *	42,201	1,113,684
Vestis Corp.	273,814	3,827,920
VSE Corp.	6,510	666,298
		94,744,393

Consumer Discretionary Distribution & Retail 4.1%
1-800-Flowers.com, Inc., Class A *	16,256	130,536
Abercrombie & Fitch Co., Class A *	33,612	4,012,601
A-Mark Precious Metals, Inc.	15,744	443,509
American Eagle Outfitters, Inc.	166,831	2,692,652
America's Car-Mart, Inc. *	1,758	85,597
Arko Corp.	21,485	151,899
Beyond, Inc. *	19,351	160,420
Boot Barn Holdings, Inc. *	13,021	2,094,428
Buckle, Inc.	38,828	1,848,601
Caleres, Inc.	39,298	720,332
Camping World Holdings, Inc., Class A	54,060	1,248,245
Children's Place, Inc. *(a)	9,801	95,952
Citi Trends, Inc. *	8,226	213,053
ContextLogic, Inc., Class A *	43,597	338,749
Coupang, Inc., Class A *	98,702	2,320,484
Designer Brands, Inc., Class A	31,774	159,823
Dillard's, Inc., Class A	4,723	2,210,884
Etsy, Inc. *	49,164	2,699,595
Five Below, Inc. *	26,894	2,522,119
Floor & Decor Holdings, Inc., Class A *	25,343	2,536,834
GameStop Corp., Class A *	205,507	5,528,138
Genesco, Inc. *	11,204	466,647
Guess?, Inc.	76,713	990,365
Haverty Furniture Cos., Inc.	8,477	190,139
Leslie's, Inc. *	18,481	37,332
MarineMax, Inc. *	12,865	390,581
MercadoLibre, Inc. *	259	497,847
Monro, Inc.	10,275	201,801
SECURITY	NUMBER OF SHARES	VALUE ($)
National Vision Holdings, Inc. *	143,386	1,634,600
Nordstrom, Inc.	149,620	3,620,804
Ollie's Bargain Outlet Holdings, Inc. *	31,677	3,532,302
OneWater Marine, Inc., Class A *	1,451	26,220
Petco Health & Wellness Co., Inc., Class A *	52,221	178,596
PetMed Express, Inc. *	15,498	73,770
RH *	9,168	3,842,401
Sally Beauty Holdings, Inc. *	262,875	2,857,451
Shoe Carnival, Inc.	7,994	216,318
Signet Jewelers Ltd.	43,883	2,599,190
Sleep Number Corp. *	33,192	593,473
Sonic Automotive, Inc., Class A	39,345	2,921,366
Sportsman's Warehouse Holdings, Inc. *	12,930	26,377
Stitch Fix, Inc., Class A *	58,801	276,953
Upbound Group, Inc.	76,257	2,237,380
Urban Outfitters, Inc. *	92,874	5,147,077
Valvoline, Inc. *	73,404	2,724,022
Victoria's Secret & Co. *	138,774	5,045,823
Wayfair, Inc., Class A *	23,361	1,129,972
Zumiez, Inc. *	15,426	246,199
		73,919,457

Consumer Durables & Apparel 3.7%
Acushnet Holdings Corp.	20,920	1,366,494
Beazer Homes USA, Inc. *	11,270	249,743
Cavco Industries, Inc. *	5,633	2,865,169
Century Communities, Inc.	42,764	3,266,314
Champion Homes, Inc. *	30,698	2,834,346
Columbia Sportswear Co.	41,471	3,661,889
Crocs, Inc. *	29,020	2,962,071
Ethan Allen Interiors, Inc.	7,692	238,606
G-III Apparel Group Ltd. *	105,031	3,279,068
GoPro, Inc., Class A *	42,062	40,888
Green Brick Partners, Inc. *	15,573	941,699
Helen of Troy Ltd. *	43,149	2,665,745
Hovnanian Enterprises, Inc., Class A *	234	30,979
Installed Building Products, Inc.	8,459	1,681,988
iRobot Corp. *	15,982	122,902
Kontoor Brands, Inc.	29,738	2,731,435
La-Z-Boy, Inc.	65,918	3,111,330
Levi Strauss & Co., Class A	57,410	1,092,512
LGI Homes, Inc. *	29,291	2,615,101
M/I Homes, Inc. *	29,061	3,655,874
Malibu Boats, Inc., Class A *	1,289	49,356
Mattel, Inc. *	209,825	3,911,138
Movado Group, Inc.	4,950	94,644
Oxford Industries, Inc.	17,082	1,432,497
Peloton Interactive, Inc., Class A *	178,837	1,385,987
SharkNinja, Inc. *	26,726	2,988,234
Smith & Wesson Brands, Inc.	25,781	270,443
Sonos, Inc. *	93,346	1,287,241
Steven Madden Ltd.	73,756	3,027,684
Sturm Ruger & Co., Inc.	6,709	238,840
TopBuild Corp. *	9,156	3,137,578
Topgolf Callaway Brands Corp. *	153,396	1,205,693
Under Armour, Inc., Class A *	466,875	3,898,406
Wolverine World Wide, Inc.	51,720	1,154,908
Worthington Enterprises, Inc.	39,785	1,666,992
YETI Holdings, Inc. *	40,725	1,517,414
		66,681,208

Consumer Services 6.0%
ADT, Inc.	511,969	3,931,922
Adtalem Global Education, Inc. *	36,099	3,867,286
Airbnb, Inc., Class A *	20,600	2,702,102
Arcos Dorados Holdings, Inc., Class A	18,187	140,949

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BJ's Restaurants, Inc. *	5,639	204,075
Bloomin' Brands, Inc.	116,014	1,457,136
Boyd Gaming Corp.	56,807	4,354,257
Bright Horizons Family Solutions, Inc. *	19,412	2,379,911
Brinker International, Inc. *	23,946	4,357,454
Carriage Services, Inc., Class A	4,883	199,959
Cheesecake Factory, Inc.	26,373	1,480,844
Chegg, Inc. *	5,480	8,439
Choice Hotels International, Inc. (a)	11,574	1,705,197
Churchill Downs, Inc.	19,294	2,384,352
Cracker Barrel Old Country Store, Inc. (b)	66,786	4,339,754
Dave & Buster's Entertainment, Inc. *	30,950	822,032
Denny's Corp. *	16,936	107,205
Dine Brands Global, Inc.	3,251	98,765
DoorDash, Inc., Class A *	19,611	3,703,145
Everi Holdings, Inc. *	15,535	211,897
Frontdoor, Inc. *	26,914	1,611,610
Golden Entertainment, Inc.	20,471	670,220
Graham Holdings Co., Class B	4,387	4,074,733
Grand Canyon Education, Inc. *	24,787	4,353,589
H&R Block, Inc.	60,404	3,340,945
Hilton Grand Vacations, Inc. *	55,758	2,297,230
Hyatt Hotels Corp., Class A	15,474	2,448,451
International Game Technology PLC	141,242	2,403,939
Jack in the Box, Inc.	42,305	1,657,933
Krispy Kreme, Inc.	2,637	23,918
Laureate Education, Inc. *	170,365	3,189,233
Light & Wonder, Inc. *	30,235	2,657,959
Papa John's International, Inc.	14,078	557,066
Perdoceo Education Corp.	60,064	1,728,642
Planet Fitness, Inc., Class A *	24,444	2,643,863
Red Rock Resorts, Inc., Class A	28,711	1,408,275
Royal Caribbean Cruises Ltd.	27,406	7,306,440
Sabre Corp. *	311,137	1,042,309
Strategic Education, Inc.	17,634	1,732,188
Stride, Inc. *	20,437	2,756,951
Texas Roadhouse, Inc., Class A	25,306	4,582,917
Travel & Leisure Co.	74,238	4,035,578
United Parks & Resorts, Inc. *	27,731	1,457,541
Wendy's Co.	142,095	2,107,269
Wingstop, Inc.	2,189	652,103
Wyndham Hotels & Resorts, Inc.	45,747	4,804,350
Wynn Resorts Ltd.	35,041	3,043,311
		107,045,244

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	71,840	2,927,480
Chefs' Warehouse, Inc. *	22,733	1,224,400
Grocery Outlet Holding Corp. *	102,137	1,653,598
Ingles Markets, Inc., Class A	52,932	3,505,157
PriceSmart, Inc.	36,378	3,309,307
Weis Markets, Inc.	45,156	3,050,739
		15,670,681

Energy 4.3%
Antero Midstream Corp.	120,677	1,935,659
Archrock, Inc.	106,546	2,992,877
Berry Corp.	32,945	143,640
Bristow Group, Inc. *	1,272	42,447
Cactus, Inc., Class A	16,399	979,184
California Resources Corp.	61,527	3,027,128
ChampionX Corp.	79,443	2,275,248
Chord Energy Corp.	22,137	2,489,306
Civitas Resources, Inc.	54,360	2,759,314
CNX Resources Corp. *	112,941	3,092,325
Comstock Resources, Inc. *	102,027	1,893,621
SECURITY	NUMBER OF SHARES	VALUE ($)
Core Laboratories, Inc.	9,499	161,198
Core Natural Resources, Inc.	21,107	1,906,806
Crescent Energy Co., Class A	69,124	1,041,007
CVR Energy, Inc.	73,559	1,393,943
DHT Holdings, Inc.	32,433	367,142
Dorian LPG Ltd.	26,886	646,339
DT Midstream, Inc.	40,216	4,065,033
Expro Group Holdings NV *	46,650	589,189
Golar LNG Ltd.	9,774	398,290
Green Plains, Inc. *	126,846	1,132,735
Helix Energy Solutions Group, Inc. *	122,200	980,044
Helmerich & Payne, Inc.	106,494	3,364,145
Innovex International, Inc. *	8,021	124,967
International Seaways, Inc.	19,601	763,459
Kosmos Energy Ltd. *	482,708	1,535,011
Liberty Energy, Inc., Class A	149,927	2,745,163
Magnolia Oil & Gas Corp., Class A	69,287	1,642,102
Matador Resources Co.	60,629	3,516,482
Nabors Industries Ltd. *	5,220	298,688
Noble Corp. PLC	25,518	817,852
Northern Oil & Gas, Inc.	25,642	921,830
NPK International, Inc. *	5,877	40,669
Oceaneering International, Inc. *	50,866	1,264,020
Oil States International, Inc. *	23,513	119,446
Par Pacific Holdings, Inc. *	64,426	1,077,203
Patterson-UTI Energy, Inc.	401,247	3,238,063
Permian Resources Corp., Class A	101,878	1,492,513
ProPetro Holding Corp. *	42,951	381,405
Range Resources Corp.	84,815	3,141,548
REX American Resources Corp. *	859	35,837
RPC, Inc.	142,465	873,310
Scorpio Tankers, Inc.	5,055	240,719
Select Water Solutions, Inc.	21,074	263,425
SFL Corp. Ltd.	32,316	340,934
Talos Energy, Inc. *	149,203	1,480,094
TechnipFMC PLC	128,674	3,866,654
Teekay Corp. Ltd.	5,770	41,198
Teekay Tankers Ltd., Class A	3,728	156,278
Texas Pacific Land Corp.	2,223	2,883,609
Transocean Ltd. *	645,505	2,530,380
Tsakos Energy Navigation Ltd. (a)	8,177	146,205
Valaris Ltd. *	14,250	683,145
Viper Energy, Inc.	1,198	56,186
Vital Energy, Inc. *	37,674	1,201,801
Vitesse Energy, Inc.	1,927	49,871
W&T Offshore, Inc.	11,332	17,678
Weatherford International PLC	8,003	503,789
		76,168,154

Equity Real Estate Investment Trusts (REITs) 7.5%
Acadia Realty Trust	57,755	1,330,675
Agree Realty Corp.	17,801	1,291,819
Alexander & Baldwin, Inc.	81,647	1,457,399
American Assets Trust, Inc.	42,477	1,031,342
American Homes 4 Rent, Class A	92,178	3,192,124
Americold Realty Trust, Inc.	153,637	3,356,968
Apple Hospitality REIT, Inc.	203,560	3,142,966
Brandywine Realty Trust	123,390	677,411
Broadstone Net Lease, Inc.	68,803	1,082,959
CareTrust REIT, Inc.	23,693	627,865
CBL & Associates Properties, Inc.	10,395	318,191
Centerspace	2,497	151,693
Chatham Lodging Trust	15,470	135,208
COPT Defense Properties	82,936	2,441,636
Cousins Properties, Inc.	110,871	3,384,892
CubeSmart	70,405	2,935,888
Curbline Properties Corp.	50,111	1,226,216
DiamondRock Hospitality Co.	236,431	2,075,864

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Healthcare Trust	376,634	934,052
Douglas Emmett, Inc.	208,782	3,833,238
Easterly Government Properties, Inc., Class A	75,797	861,054
EastGroup Properties, Inc.	9,336	1,583,572
Elme Communities	68,366	1,043,265
Empire State Realty Trust, Inc., Class A	151,167	1,445,157
EPR Properties	56,914	2,623,735
Equity LifeStyle Properties, Inc.	53,757	3,518,396
Essential Properties Realty Trust, Inc.	28,274	907,595
Federal Realty Investment Trust	36,928	4,011,489
First Industrial Realty Trust, Inc.	38,616	2,061,708
Four Corners Property Trust, Inc.	30,507	836,807
Getty Realty Corp.	4,398	136,382
Global Net Lease, Inc.	185,187	1,331,495
Healthcare Realty Trust, Inc., Class A	192,146	3,218,445
Highwoods Properties, Inc.	111,114	3,310,086
HomeBanc Corp. *(c)	6,875	0
Hudson Pacific Properties, Inc.	577,305	1,806,965
Independence Realty Trust, Inc.	63,173	1,213,553
Industrial Logistics Properties Trust	72,094	286,213
Innovative Industrial Properties, Inc.	361	25,876
InvenTrust Properties Corp.	30,983	921,434
JBG SMITH Properties	150,574	2,335,403
Kilroy Realty Corp.	102,077	3,983,045
Kite Realty Group Trust	72,796	1,685,227
LTC Properties, Inc.	20,810	715,864
LXP Industrial Trust	165,609	1,377,867
Macerich Co.	245,607	5,103,713
National Health Investors, Inc.	19,736	1,344,219
National Storage Affiliates Trust	29,200	1,084,780
NNN REIT, Inc.	70,809	2,789,167
Office Properties Income Trust	80,772	73,389
Omega Healthcare Investors, Inc.	115,295	4,272,833
Outfront Media, Inc.	147,622	2,716,245
Paramount Group, Inc.	112,027	547,812
Peakstone Realty Trust	4,271	45,913
Pebblebrook Hotel Trust	114,865	1,508,177
Phillips Edison & Co., Inc.	54,085	1,964,908
Piedmont Office Realty Trust, Inc., Class A	81,932	716,086
PotlatchDeltic Corp.	82,266	3,679,758
Rayonier, Inc.	88,302	2,308,214
Retail Opportunity Investments Corp.	78,446	1,370,452
Rexford Industrial Realty, Inc.	36,510	1,484,497
RLJ Lodging Trust	244,641	2,385,250
Ryman Hospitality Properties, Inc.	15,087	1,581,721
Sabra Health Care REIT, Inc.	174,918	2,922,880
Service Properties Trust	815,401	2,323,893
SITE Centers Corp.	30,812	461,564
SL Green Realty Corp.	51,470	3,468,563
STAG Industrial, Inc.	57,901	1,979,056
Sunstone Hotel Investors, Inc.	182,012	2,062,196
Tanger, Inc.	52,868	1,735,128
Terreno Realty Corp.	15,099	987,777
Uniti Group, Inc.	673,165	3,668,749
Urban Edge Properties	75,512	1,535,914
Veris Residential, Inc.	45,820	730,371
Xenia Hotels & Resorts, Inc.	130,023	1,945,144
		134,667,408

Financial Services 7.3%
Acadian Asset Management, Inc.	20,601	513,377
AGNC Investment Corp.	359,712	3,586,329
Apollo Commercial Real Estate Finance, Inc.	173,080	1,533,489
Apollo Global Management, Inc.	24,569	4,200,808
Arbor Realty Trust, Inc. (a)	124,786	1,670,884
SECURITY	NUMBER OF SHARES	VALUE ($)
ARES Management Corp., Class A	16,189	3,208,984
Artisan Partners Asset Management, Inc., Class A	59,514	2,659,681
B Riley Financial, Inc. (a)	10,011	46,101
BGC Group, Inc., Class A	205,407	1,959,583
Blackstone Mortgage Trust, Inc., Class A	152,997	2,753,946
BrightSpire Capital, Inc., Class A	24,532	138,115
Cannae Holdings, Inc.	11,838	233,919
Chimera Investment Corp.	197,781	2,944,959
Claros Mortgage Trust, Inc.	125,104	412,843
Cohen & Steers, Inc.	12,787	1,133,312
Coinbase Global, Inc., Class A *	14,031	4,087,651
Compass Diversified Holdings	18,914	401,922
Credit Acceptance Corp. *	6,050	3,072,008
Diamond Hill Investment Group, Inc.	938	140,737
DigitalBridge Group, Inc.	273,332	2,998,452
Donnelley Financial Solutions, Inc. *	20,084	1,332,975
Encore Capital Group, Inc. *	47,510	2,351,745
Enova International, Inc. *	31,539	3,542,460
Essent Group Ltd.	53,937	3,141,830
Euronet Worldwide, Inc. *	33,005	3,250,992
EVERTEC, Inc.	7,122	231,251
FactSet Research Systems, Inc.	7,927	3,760,648
Federal Agricultural Mortgage Corp., Class C	3,157	624,391
Federated Hermes, Inc.	72,112	2,867,894
FirstCash Holdings, Inc.	28,745	3,137,517
Franklin BSP Realty Trust, Inc.	71,697	912,703
Granite Point Mortgage Trust, Inc.	28,875	82,005
Green Dot Corp., Class A *	20,200	179,174
HA Sustainable Infrastructure Capital, Inc.	5,286	148,061
Hamilton Lane, Inc., Class A	294	46,799
Houlihan Lokey, Inc., Class A	18,522	3,365,818
Interactive Brokers Group, Inc., Class A	11,170	2,428,805
KKR Real Estate Finance Trust, Inc.	16,299	162,664
Ladder Capital Corp., Class A	118,944	1,333,362
MarketAxess Holdings, Inc.	10,062	2,219,979
MFA Financial, Inc.	164,904	1,731,492
Moelis & Co., Class A	46,469	3,638,058
Morningstar, Inc.	5,822	1,913,342
Mr. Cooper Group, Inc. *	42,176	4,378,291
Nelnet, Inc., Class A	10,433	1,149,404
New York Mortgage Trust, Inc.	35,468	213,872
NMI Holdings, Inc., Class A *	33,885	1,308,639
Pagseguro Digital Ltd., Class A *	30,938	230,488
PennyMac Financial Services, Inc.	29,941	3,134,523
PennyMac Mortgage Investment Trust	118,588	1,612,797
Piper Sandler Cos.	8,876	2,814,935
PJT Partners, Inc., Class A	7,023	1,158,584
PRA Group, Inc. *	15,980	353,318
PROG Holdings, Inc.	87,944	3,759,606
Radian Group, Inc.	130,968	4,455,531
Ready Capital Corp.	115,629	768,933
Redwood Trust, Inc.	34,342	224,940
Rocket Cos., Inc., Class A *	53,303	671,618
StepStone Group, Inc., Class A	4,616	295,793
Stifel Financial Corp.	46,561	5,394,092
StoneCo Ltd., Class A *	20,929	191,919
StoneX Group, Inc. *	520	56,950
Toast, Inc., Class A *	32,554	1,332,110
TPG RE Finance Trust, Inc.	34,125	286,991
TPG, Inc.	31,987	2,151,126
Tradeweb Markets, Inc., Class A	12,963	1,645,005
Two Harbors Investment Corp.	98,731	1,258,820
Victory Capital Holdings, Inc., Class A	15,254	1,009,510
Virtu Financial, Inc., Class A	108,834	4,359,890
Virtus Investment Partners, Inc.	5,282	1,053,759
Walker & Dunlop, Inc.	26,686	2,563,724

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	14,112	2,595,056
World Acceptance Corp. *	2,011	283,873
XP, Inc., Class A	14,055	191,851
		131,007,013

Food, Beverage & Tobacco 1.9%
Adecoagro SA	32,908	320,195
B&G Foods, Inc.	49,664	321,823
Boston Beer Co., Inc., Class A *	6,550	1,641,888
Brown-Forman Corp., Class B	13,533	446,724
Calavo Growers, Inc.	8,866	202,943
Cal-Maine Foods, Inc.	41,433	4,470,621
Coca-Cola Consolidated, Inc.	2,048	2,800,886
Dole PLC	47,694	649,592
Fresh Del Monte Produce, Inc.	127,133	3,876,285
Hain Celestial Group, Inc. *	55,655	281,614
J&J Snack Foods Corp.	7,555	1,036,773
John B Sanfilippo & Son, Inc.	10,154	734,540
Lancaster Colony Corp.	10,635	1,794,550
MGP Ingredients, Inc.	374	13,513
Mission Produce, Inc. *	14,238	169,290
National Beverage Corp.	3,024	127,159
Nomad Foods Ltd.	180,663	3,226,641
Pilgrim's Pride Corp. *	45,493	2,117,244
Seaboard Corp.	666	1,623,934
Seneca Foods Corp., Class A *	4,792	349,385
Simply Good Foods Co. *	30,970	1,176,860
TreeHouse Foods, Inc. *	76,636	2,645,475
Universal Corp.	55,696	2,958,572
WK Kellogg Co.	100,061	1,660,012
		34,646,519

Health Care Equipment & Services 4.6%
Acadia Healthcare Co., Inc. *	62,253	2,808,233
AdaptHealth Corp., Class A *	20,972	226,917
Addus HomeCare Corp. *	8,125	1,016,925
agilon health, Inc. *	312,399	1,043,413
Amedisys, Inc. *	26,010	2,405,925
AMN Healthcare Services, Inc. *	86,575	2,382,544
Astrana Health, Inc. *	14,724	542,874
Avanos Medical, Inc. *	9,004	155,049
Brookdale Senior Living, Inc. *	219,215	1,014,965
Chemed Corp.	5,843	3,283,766
Clover Health Investments Corp., Class A *	48,211	211,646
Concentra Group Holdings Parent, Inc.	87,478	2,039,112
CONMED Corp.	16,245	1,166,066
CorVel Corp. *	366	42,401
Cross Country Healthcare, Inc. *	8,667	157,913
Dexcom, Inc. *	29,818	2,589,097
Embecta Corp.	35,367	634,130
Enhabit, Inc. *	36,497	306,575
Enovis Corp. *	48,470	2,277,121
Ensign Group, Inc.	17,457	2,438,045
Envista Holdings Corp. *	196,426	4,030,661
Evolent Health, Inc., Class A *	1,080	11,286
Fulgent Genetics, Inc. *	5,297	88,142
Globus Medical, Inc., Class A *	29,107	2,698,801
Haemonetics Corp. *	21,160	1,461,098
HealthEquity, Inc. *	13,213	1,458,979
ICU Medical, Inc. *	13,997	2,300,547
Inmode Ltd. *	1,702	29,291
Insulet Corp. *	3,583	997,436
Integer Holdings Corp. *	15,933	2,265,991
Integra LifeSciences Holdings Corp. *	66,792	1,743,271
LivaNova PLC *	17,384	868,331
Masimo Corp. *	19,051	3,319,256
SECURITY	NUMBER OF SHARES	VALUE ($)
Merit Medical Systems, Inc. *	16,610	1,808,497
ModivCare, Inc. *	4,286	17,144
Multiplan Corp. *(a)	6,345	115,860
National HealthCare Corp.	13,225	1,357,811
Neogen Corp. *	57,369	657,449
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	30,595	1,376,469
OPKO Health, Inc. *(a)	108,905	165,536
Option Care Health, Inc. *	89,820	2,777,234
Owens & Minor, Inc. *	245,247	3,492,317
Patterson Cos., Inc.	172,175	5,328,816
Pediatrix Medical Group, Inc. *	47,318	661,506
Penumbra, Inc. *	3,462	924,250
Premier, Inc., Class A	179,327	4,063,550
Privia Health Group, Inc. *	33,235	759,420
QuidelOrtho Corp. *	66,845	2,905,084
RadNet, Inc. *	4,133	270,587
Select Medical Holdings Corp.	108,318	2,130,615
Surgery Partners, Inc. *	33,317	849,250
Teladoc Health, Inc. *	158,121	1,606,509
U.S. Physical Therapy, Inc.	1,387	123,041
Varex Imaging Corp. *	8,540	117,340
Veeva Systems, Inc., Class A *	13,124	3,061,304
Zimvie, Inc. *	17,581	243,321
		82,828,717

Household & Personal Products 0.9%
BellRing Brands, Inc. *	12,494	966,411
Central Garden & Pet Co. *	6,594	240,615
Central Garden & Pet Co., Class A *	60,394	1,883,689
Coty, Inc., Class A *	154,016	1,128,937
Edgewell Personal Care Co.	60,259	2,006,625
Energizer Holdings, Inc.	55,151	1,874,583
Herbalife Ltd. *	302,909	1,653,883
Interparfums, Inc.	5,623	792,955
Medifast, Inc. *	4,734	74,324
Nu Skin Enterprises, Inc., Class A	41,422	271,314
Reynolds Consumer Products, Inc.	42,902	1,184,524
Spectrum Brands Holdings, Inc.	44,600	3,771,376
USANA Health Sciences, Inc. *	5,925	192,977
WD-40 Co.	3,962	930,872
		16,973,085

Insurance 1.7%
Ambac Financial Group, Inc. *	12,325	143,340
AMERISAFE, Inc.	1,120	56,022
Assured Guaranty Ltd.	16,244	1,536,682
Axis Capital Holdings Ltd.	12,638	1,150,311
CNA Financial Corp.	23,172	1,136,818
Employers Holdings, Inc.	31,237	1,535,611
Enstar Group Ltd. *	1,531	500,622
Erie Indemnity Co., Class A	4,489	1,808,843
Horace Mann Educators Corp.	31,551	1,218,815
James River Group Holdings Ltd.	13,186	63,029
Kemper Corp.	68,083	4,573,816
Kinsale Capital Group, Inc.	1,343	593,525
Mercury General Corp.	29,210	1,455,826
ProAssurance Corp. *	19,782	295,939
RenaissanceRe Holdings Ltd.	4,490	1,044,284
RLI Corp.	29,456	2,160,598
Safety Insurance Group, Inc.	17,272	1,364,661
Selective Insurance Group, Inc.	30,941	2,603,066
Stewart Information Services Corp.	46,236	3,014,125
United Fire Group, Inc.	8,079	200,440

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Insurance Holdings, Inc.	11,515	222,700
White Mountains Insurance Group Ltd.	1,601	3,093,869
		29,772,942

Materials 5.2%
AdvanSix, Inc.	10,729	335,603
Alpha Metallurgical Resources, Inc. *	12,722	2,330,289
Alto Ingredients, Inc. *	109,994	179,290
American Vanguard Corp.	10,193	62,993
Ardagh Metal Packaging SA	8,335	23,088
Ashland, Inc.	44,332	2,814,639
ATI, Inc. *	26,966	1,539,489
Avient Corp.	77,432	3,321,833
Balchem Corp.	9,722	1,555,131
Cabot Corp.	35,299	3,052,305
Carpenter Technology Corp.	21,289	4,110,054
Clearwater Paper Corp. *	8,521	273,950
Coeur Mining, Inc. *	174,812	1,153,759
Compass Minerals International, Inc.	12,938	150,857
Constellium SE, Class A *	30,331	301,187
Ecovyst, Inc. *	159,532	1,237,968
Element Solutions, Inc.	139,419	3,598,404
Ferroglobe PLC	5,605	21,803
Greif, Inc., Class A	49,453	3,027,513
Hawkins, Inc.	9,818	1,049,642
HB Fuller Co.	44,158	2,787,695
Hecla Mining Co.	257,066	1,460,135
Ingevity Corp. *	50,218	2,277,386
Innospec, Inc.	19,866	2,251,811
Kaiser Aluminum Corp.	23,844	1,669,080
Knife River Corp. *	35,284	3,654,717
Koppers Holdings, Inc.	35,462	1,055,349
LSB Industries, Inc. *	4,687	39,558
Materion Corp.	12,444	1,256,844
Mativ Holdings, Inc.	23,943	228,656
Mercer International, Inc.	30,691	206,550
Metallus, Inc. *	14,813	221,306
Minerals Technologies, Inc.	34,014	2,608,534
MP Materials Corp. *	40,407	887,338
Myers Industries, Inc.	8,812	106,096
NewMarket Corp.	5,216	2,597,672
Olympic Steel, Inc.	5,101	175,831
Orion SA	77,012	1,074,317
Pactiv Evergreen, Inc.	103,818	1,841,731
Perimeter Solutions, Inc. *	5,227	65,338
Quaker Chemical Corp.	7,441	1,050,520
Radius Recycling, Inc., Class A	19,780	237,558
Rayonier Advanced Materials, Inc. *	16,600	132,800
Royal Gold, Inc.	16,852	2,356,247
Ryerson Holding Corp.	125,119	2,797,661
Scotts Miracle-Gro Co.	45,097	3,200,083
Sensient Technologies Corp.	33,748	2,548,311
Silgan Holdings, Inc.	62,632	3,446,013
Southern Copper Corp.	36,029	3,300,977
Stepan Co.	33,433	2,119,318
Summit Materials, Inc., Class A *	58,615	3,066,151
SunCoke Energy, Inc.	36,715	344,754
Sylvamo Corp.	44,009	3,525,121
TriMas Corp.	45,215	1,098,725
Trinseo PLC	80,093	331,585
Tronox Holdings PLC	232,431	2,387,066
Warrior Met Coal, Inc.	68,102	3,593,743
		92,142,374

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *	156,577	486,954
AMC Networks, Inc., Class A *	52,202	502,705
Bumble, Inc., Class A *	9,381	76,080
Cable One, Inc.	6,695	2,035,347
Cargurus, Inc. *	39,528	1,549,498
Cars.com, Inc. *	39,133	701,263
Cinemark Holdings, Inc. *	66,439	1,902,149
Clear Channel Outdoor Holdings, Inc. *	280,993	382,150
EchoStar Corp., Class A *	209,668	5,799,417
Endeavor Group Holdings, Inc., Class A (a)	20,357	622,517
EW Scripps Co., Class A *	36,762	69,113
Gannett Co., Inc. *	105,702	477,773
Gray Media, Inc.	73,226	273,865
IAC, Inc. *	50,195	2,124,754
iHeartMedia, Inc., Class A *	145,211	322,368
John Wiley & Sons, Inc., Class A	50,168	2,053,376
Liberty Broadband Corp., Class C *	18,989	1,455,697
Liberty Media Corp.-Liberty Formula One, Class C *	40,867	3,910,972
Lions Gate Entertainment Corp., Class A *	137,696	1,080,914
Live Nation Entertainment, Inc. *	6,058	876,471
Match Group, Inc.	105,966	3,782,986
New York Times Co., Class A	59,596	3,236,063
Pinterest, Inc., Class A *	62,481	2,059,374
Roku, Inc. *	25,172	2,083,235
Scholastic Corp.	54,383	1,055,574
Shutterstock, Inc.	21,138	623,994
Sinclair, Inc.	21,088	308,939
Sirius XM Holdings, Inc.	48,871	1,173,393
Snap, Inc., Class A *	107,035	1,208,425
Spotify Technology SA *	4,162	2,283,065
Taboola.com Ltd. *	37,441	142,650
Thryv Holdings, Inc. *	17,368	304,114
TKO Group Holdings, Inc. *	5,553	861,881
Trade Desk, Inc., Class A *	11,300	1,341,084
TripAdvisor, Inc. *	80,908	1,420,745
Warner Music Group Corp., Class A	18,771	596,918
WideOpenWest, Inc. *	34,537	147,473
Yelp, Inc., Class A *	78,728	3,144,396
Ziff Davis, Inc. *	56,931	3,068,012
ZoomInfo Technologies, Inc., Class A *	85,907	883,983
		56,429,687

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Alkermes PLC *	6,638	209,296
Amphastar Pharmaceuticals, Inc. *	583	20,329
Azenta, Inc. *	21,593	1,167,102
BioMarin Pharmaceutical, Inc. *	27,399	1,736,001
Bio-Rad Laboratories, Inc., Class A *	10,449	3,770,835
Bio-Techne Corp.	28,993	2,132,435
Bruker Corp.	35,229	2,048,566
Charles River Laboratories International, Inc. *	16,155	2,661,698
Corcept Therapeutics, Inc. *	29,827	1,996,023
Elanco Animal Health, Inc. *	291,209	3,503,244
Emergent BioSolutions, Inc. *	153,131	1,722,724
Exact Sciences Corp. *	17,344	972,131
Exelixis, Inc. *	98,066	3,250,888
Halozyme Therapeutics, Inc. *	21,796	1,234,526
Incyte Corp. *	54,902	4,071,532
Innoviva, Inc. *	18,171	338,708
Ironwood Pharmaceuticals, Inc., Class A *	113,404	265,365

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jazz Pharmaceuticals PLC *	30,484	3,791,295
Ligand Pharmaceuticals, Inc. *	449	52,331
Medpace Holdings, Inc. *	3,279	1,144,863
Myriad Genetics, Inc. *	35,169	445,591
Neurocrine Biosciences, Inc. *	11,029	1,674,423
Pacira BioSciences, Inc. *	1,026	27,015
Prestige Consumer Healthcare, Inc. *	24,560	1,885,471
Repligen Corp. *	6,011	999,088
Royalty Pharma PLC, Class A	144,610	4,566,784
Supernus Pharmaceuticals, Inc. *	28,362	1,088,250
United Therapeutics Corp. *	13,972	4,906,547
Vir Biotechnology, Inc. *	80,453	836,711
		52,519,772

Real Estate Management & Development 1.3%
Compass, Inc., Class A *	402,289	2,916,595
CoStar Group, Inc. *	46,849	3,588,634
Cushman & Wakefield PLC *	292,298	4,030,790
eXp World Holdings, Inc.	102,893	1,170,922
Howard Hughes Holdings, Inc. *	15,005	1,145,932
Kennedy-Wilson Holdings, Inc.	137,256	1,242,167
Marcus & Millichap, Inc.	26,802	1,022,764
Newmark Group, Inc., Class A	152,177	2,150,261
Opendoor Technologies, Inc. *	902,827	1,245,901
Seaport Entertainment Group, Inc. *	938	24,960
Zillow Group, Inc., Class C *	60,182	4,948,164
		23,487,090

Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc. *	979	23,584
Alpha & Omega Semiconductor Ltd. *	1,401	53,826
Amkor Technology, Inc.	137,867	3,392,907
Axcelis Technologies, Inc. *	9,978	678,504
Cirrus Logic, Inc. *	37,043	3,720,599
Cohu, Inc. *	38,186	874,841
Diodes, Inc. *	42,482	2,505,588
Enphase Energy, Inc. *	15,083	939,369
Entegris, Inc.	32,019	3,251,209
First Solar, Inc. *	17,118	2,867,607
FormFactor, Inc. *	29,275	1,172,464
GLOBALFOUNDRIES, Inc. *	31,350	1,300,085
Ichor Holdings Ltd. *	30,922	849,118
Kulicke & Soffa Industries, Inc.	9,469	419,950
Lattice Semiconductor Corp. *	18,973	1,081,841
MaxLinear, Inc. *	48,922	873,747
Monolithic Power Systems, Inc.	3,587	2,286,246
Onto Innovation, Inc. *	7,867	1,610,847
Penguin Solutions, Inc. *	47,908	971,574
Photronics, Inc. *	56,156	1,291,026
Power Integrations, Inc.	28,583	1,781,293
Rambus, Inc. *	13,603	838,217
Semtech Corp. *	41,054	2,748,976
Silicon Laboratories, Inc. *	27,067	3,670,015
SolarEdge Technologies, Inc. *	3,099	40,597
Synaptics, Inc. *	21,975	1,865,678
Ultra Clean Holdings, Inc. *	41,995	1,548,356
Universal Display Corp.	8,109	1,215,701
Wolfspeed, Inc. *	46,411	284,499
		44,158,264

Software & Services 4.2%
ACI Worldwide, Inc. *	54,807	2,934,915
Alarm.com Holdings, Inc. *	11,781	714,753
AppLovin Corp., Class A *	13,965	5,161,324
Bentley Systems, Inc., Class B	25,316	1,178,460
Blackbaud, Inc. *	13,581	1,047,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Cerence, Inc. *	8,485	105,723
Commvault Systems, Inc. *	12,816	2,041,076
Consensus Cloud Solutions, Inc. *	6,287	178,048
Dolby Laboratories, Inc., Class A	35,817	2,998,958
Dropbox, Inc., Class A *	130,275	4,188,341
Dynatrace, Inc. *	13,499	779,567
Fair Isaac Corp. *	2,420	4,534,015
Globant SA *	1,474	314,434
Guidewire Software, Inc. *	5,703	1,204,873
InterDigital, Inc.	11,734	2,147,087
LiveRamp Holdings, Inc. *	63,377	2,154,818
Manhattan Associates, Inc. *	7,145	1,490,376
NCR Voyix Corp. *	223,568	2,747,651
Okta, Inc. *	8,635	813,590
Palantir Technologies, Inc., Class A *	41,800	3,448,082
Pegasystems, Inc.	2,949	319,347
Progress Software Corp.	15,982	916,248
PTC, Inc. *	12,009	2,323,501
Qualys, Inc. *	9,044	1,260,824
RingCentral, Inc., Class A *	43,582	1,517,525
ServiceNow, Inc. *	4,227	4,304,692
Snowflake, Inc., Class A *	5,913	1,073,269
SPS Commerce, Inc. *	3,703	683,870
Teradata Corp. *	97,379	3,107,364
Twilio, Inc., Class A *	36,104	5,292,124
Tyler Technologies, Inc. *	4,045	2,433,634
Unisys Corp. *	52,144	347,279
Verint Systems, Inc. *	27,287	692,544
VeriSign, Inc. *	18,099	3,891,285
Workday, Inc., Class A *	9,187	2,407,545
Zoom Communications, Inc., Class A *	51,590	4,485,235
		75,240,151

Technology Hardware & Equipment 3.6%
ADTRAN Holdings, Inc. *	21,503	222,986
Advanced Energy Industries, Inc.	18,575	2,137,611
Badger Meter, Inc.	5,407	1,156,611
Belden, Inc.	24,681	2,874,596
Benchmark Electronics, Inc.	71,662	3,057,101
Calix, Inc. *	18,520	734,874
Cognex Corp.	70,196	2,800,820
CommScope Holding Co., Inc. *	206,561	1,043,133
Comtech Telecommunications Corp. *	13,745	27,490
Crane NXT Co.	25,653	1,641,022
CTS Corp.	18,835	962,280
ePlus, Inc. *	23,763	1,898,664
Fabrinet *	3,919	847,327
IPG Photonics Corp. *	32,064	2,351,253
Itron, Inc. *	19,661	2,110,805
Kimball Electronics, Inc. *	2,881	52,377
Knowles Corp. *	73,386	1,389,197
Littelfuse, Inc.	13,844	3,299,856
Lumentum Holdings, Inc. *	50,806	4,321,558
Methode Electronics, Inc.	13,414	151,847
NETGEAR, Inc. *	21,843	603,959
NetScout Systems, Inc. *	86,685	2,066,570
Novanta, Inc. *	5,451	815,797
OSI Systems, Inc. *	11,291	2,218,004
PC Connection, Inc.	22,302	1,655,254
Plexus Corp. *	26,855	3,805,622
Pure Storage, Inc., Class A *	20,642	1,399,321
Rogers Corp. *	13,827	1,286,602
ScanSource, Inc. *	16,813	703,624
Super Micro Computer, Inc. *	79,725	2,273,757
TTM Technologies, Inc. *	157,808	3,880,499
Viasat, Inc. *	175,075	1,684,222
Viavi Solutions, Inc. *	207,485	2,498,119

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vishay Intertechnology, Inc.	176,789	2,993,038
Vontier Corp.	80,034	3,085,311
		64,051,107

Telecommunication Services 0.4%
ATN International, Inc.	3,814	59,308
Cogent Communications Holdings, Inc.	18,927	1,425,960
GCI Liberty, Inc. *(c)	14,650	0
Iridium Communications, Inc.	56,172	1,614,945
Liberty Latin America Ltd., Class C *	387,528	2,375,546
Shenandoah Telecommunications Co.	13,956	150,725
U.S. Cellular Corp. *	14,020	880,456
		6,506,940

Transportation 2.7%
Air Transport Services Group, Inc. *	25,645	569,832
Alaska Air Group, Inc. *	8,445	618,596
Allegiant Travel Co.	25,595	2,621,696
American Airlines Group, Inc. *	29,823	504,605
ArcBest Corp.	32,746	3,130,845
Costamare, Inc.	15,689	182,934
Covenant Logistics Group, Inc., Class A	7,140	197,849
Danaos Corp.	2,692	213,287
Forward Air Corp. *	86,311	2,783,530
Genco Shipping & Trading Ltd.	10,206	147,579
Global Ship Lease, Inc., Class A	2,676	57,748
Heartland Express, Inc.	77,259	883,843
JetBlue Airways Corp. *	625,953	4,118,771
Kirby Corp. *	26,563	2,899,351
Lyft, Inc., Class A *	63,066	853,914
Marten Transport Ltd.	80,292	1,236,497
Matson, Inc.	2,383	338,029
RXO, Inc. *	133,418	3,422,172
Saia, Inc. *	8,374	4,020,441
Schneider National, Inc., Class B	78,840	2,345,490
SkyWest, Inc. *	44,033	5,324,470
Star Bulk Carriers Corp.	13,012	199,994
United Airlines Holdings, Inc. *	75,964	8,040,030
XPO, Inc. *	33,070	4,420,467
		49,131,970

Utilities 3.1%
ALLETE, Inc.	48,796	3,201,994
American States Water Co.	14,153	1,054,398
Avista Corp.	81,193	2,973,288
Black Hills Corp.	71,610	4,205,655
California Water Service Group	29,030	1,314,769
Chesapeake Utilities Corp.	9,954	1,216,876
Clearway Energy, Inc., Class C	67,062	1,738,918
Essential Utilities, Inc.	87,981	3,121,566
Hawaiian Electric Industries, Inc. *	318,089	2,907,333
IDACORP, Inc.	34,000	3,737,960
MGE Energy, Inc.	16,795	1,509,031
New Jersey Resources Corp.	70,455	3,378,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Northwest Natural Holding Co.	39,813	1,589,335
Northwestern Energy Group, Inc.	58,807	3,170,285
ONE Gas, Inc.	49,721	3,512,291
Ormat Technologies, Inc.	22,104	1,417,972
Otter Tail Corp.	23,667	1,823,306
SJW Group	17,543	881,185
Southwest Gas Holdings, Inc.	62,060	4,634,641
Spire, Inc.	54,953	3,899,465
TXNM Energy, Inc.	82,432	3,985,587
Unitil Corp.	3,447	184,656
		55,458,828
Total Common Stocks (Cost $1,235,779,944)		1,784,269,595

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)	3,567,286	3,567,286
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	3,082,144	3,082,144
		6,649,430
Total Short-Term Investments (Cost $6,649,430)		6,649,430
Total Investments in Securities (Cost $1,242,429,374)		1,790,919,025

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/21/25	37	4,246,490	(21,735)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,940,693.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended January 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value at January 31, 2025, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Services 0.2%
Cracker Barrel Old Country Store, Inc.	$—	$628,497	($39,096 )	($52,795 )	$1,150,550	$4,339,754	66,786	$30,637

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$1,560,266,530	$—	$—	$1,560,266,530
Equity Real Estate Investment Trusts (REITs)	134,667,408	—	0 *	134,667,408
Health Care Equipment & Services	82,828,717	—	0 *	82,828,717
Telecommunication Services	6,506,940	—	0 *	6,506,940
Short-Term Investments [1]	6,649,430	—	—	6,649,430
Liabilities
Futures Contracts [2]	(21,735)	—	—	(21,735)
Total	$1,790,897,290	$—	$0	$1,790,897,290

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Equity Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	253,048	1,800,002
Ampol Ltd.	79,370	1,424,207
ANZ Group Holdings Ltd.	430,545	8,130,227
APA Group	193,436	815,765
Aristocrat Leisure Ltd.	35,984	1,673,241
Aurizon Holdings Ltd.	551,237	1,115,605
BHP Group Ltd.	944,433	23,194,975
BlueScope Steel Ltd.	179,777	2,347,579
Brambles Ltd.	181,257	2,215,049
Coles Group Ltd.	227,230	2,739,022
Commonwealth Bank of Australia	136,414	13,461,633
Computershare Ltd.	43,773	951,539
CSL Ltd.	19,648	3,392,085
Downer EDI Ltd.	359,272	1,264,470
Endeavour Group Ltd.	278,111	725,449
Fortescue Ltd.	347,105	4,065,075
Goodman Group	36,560	815,294
Incitec Pivot Ltd.	423,812	782,881
Insurance Australia Group Ltd.	239,476	1,358,129
JB Hi-Fi Ltd.	23,499	1,466,134
Lendlease Corp. Ltd.	286,751	1,142,338
Macquarie Group Ltd.	31,284	4,627,921
Medibank Pvt Ltd.	460,713	1,135,987
Metcash Ltd.	365,098	713,279
Mineral Resources Ltd.	20,801	443,758
Mirvac Group	579,222	700,697
National Australia Bank Ltd.	345,980	8,525,518
Northern Star Resources Ltd.	71,427	755,963
Orica Ltd.	63,864	692,286
Origin Energy Ltd.	240,821	1,553,144
QBE Insurance Group Ltd.	140,089	1,808,234
Ramsay Health Care Ltd.	34,770	722,299
Rio Tinto Ltd.	96,404	6,943,105
Santos Ltd.	434,794	1,882,638
Scentre Group	573,709	1,298,344
Sims Ltd.	91,575	743,652
Sonic Healthcare Ltd.	80,592	1,415,819
South32 Ltd.	1,107,365	2,273,806
Stockland	304,158	963,574
Suncorp Group Ltd.	188,809	2,420,726
Telstra Group Ltd.	943,333	2,303,044
Transurban Group	186,737	1,538,167
Treasury Wine Estates Ltd.	95,442	633,161
Viva Energy Group Ltd.	393,364	626,755
Wesfarmers Ltd.	116,180	5,472,586
Westpac Banking Corp.	474,390	9,843,038
Whitehaven Coal Ltd.	166,778	626,711
Woodside Energy Group Ltd.	252,276	3,844,884
Woolworths Group Ltd.	159,149	2,992,241
Worley Ltd.	99,901	887,683
		143,269,719

Austria 0.4%
ams-OSRAM AG *	56,777	421,399
BAWAG Group AG *	14,759	1,334,176
Erste Group Bank AG	49,655	3,052,731
SECURITY	NUMBER OF SHARES	VALUE ($)
OMV AG	72,952	3,004,119
Raiffeisen Bank International AG	61,242	1,385,129
voestalpine AG	74,672	1,561,758
Wienerberger AG	29,123	850,159
		11,609,471

Belgium 0.6%
Ageas SA	43,177	2,224,201
Anheuser-Busch InBev SA	136,757	6,738,888
Colruyt Group NV	2,933	108,016
Groupe Bruxelles Lambert NV	7,427	515,582
KBC Group NV	37,608	2,884,825
Proximus SADP	126,803	702,492
Syensqo SA	11,450	902,188
UCB SA	9,042	1,759,150
Umicore SA	131,980	1,328,632
		17,163,974

Canada 8.3%
Agnico Eagle Mines Ltd.	29,598	2,750,953
Algonquin Power & Utilities Corp.	153,661	684,066
Alimentation Couche-Tard, Inc.	137,334	7,252,475
AltaGas Ltd.	43,665	1,007,689
ARC Resources Ltd.	67,588	1,157,509
Atco Ltd., Class I	32,903	1,046,620
AtkinsRealis Group, Inc.	20,205	1,012,370
B2Gold Corp.	292,531	706,495
Bank of Montreal	82,565	8,173,841
Bank of Nova Scotia	209,970	10,743,021
Barrick Gold Corp.	278,740	4,556,963
Bausch Health Cos., Inc. *	118,463	878,681
BCE, Inc.	101,331	2,413,091
Brookfield Corp.	148,610	9,086,238
Brookfield Infrastructure Corp., Class A	4,271	178,293
Canadian Imperial Bank of Commerce	117,551	7,404,819
Canadian National Railway Co.	50,829	5,309,704
Canadian Natural Resources Ltd.	300,986	9,143,380
Canadian Pacific Kansas City Ltd.	45,199	3,592,035
Canadian Tire Corp. Ltd., Class A	16,845	1,896,432
CCL Industries, Inc., Class B	12,257	608,823
Cenovus Energy, Inc.	237,086	3,429,007
CGI, Inc.	22,902	2,699,831
CI Financial Corp.	19,936	427,567
Constellation Software, Inc.	319	1,043,254
Dollarama, Inc.	11,415	1,080,197
Emera, Inc. (a)	46,992	1,785,460
Empire Co. Ltd., Class A	46,025	1,353,500
Enbridge, Inc.	309,029	13,363,933
Fairfax Financial Holdings Ltd.	2,359	3,175,297
Finning International, Inc.	35,032	874,745
First Quantum Minerals Ltd. *	120,930	1,513,549
Fortis, Inc.	70,286	2,993,569
Franco-Nevada Corp.	5,924	805,315
George Weston Ltd.	14,198	2,194,640
Gildan Activewear, Inc.	24,958	1,287,097
Great-West Lifeco, Inc.	31,222	1,009,476
Hydro One Ltd.	33,872	1,053,904
iA Financial Corp., Inc.	11,643	1,075,176
Imperial Oil Ltd.	34,520	2,296,108

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intact Financial Corp.	11,180	1,985,838
Interfor Corp. *	10,942	127,990
Keyera Corp.	32,355	918,100
Kinross Gold Corp.	196,073	2,208,494
Linamar Corp.	18,348	713,796
Loblaw Cos. Ltd.	25,563	3,200,850
Lundin Mining Corp.	100,450	793,454
Magna International, Inc.	153,110	6,070,250
Manulife Financial Corp.	241,664	7,226,558
MEG Energy Corp.	39,907	654,339
Methanex Corp.	19,789	1,031,966
Metro, Inc.	41,273	2,578,870
National Bank of Canada	30,726	2,727,042
Northland Power, Inc.	41,488	485,575
Nutrien Ltd.	161,503	8,335,460
Onex Corp.	26,113	2,002,832
Open Text Corp.	34,429	1,012,959
Parkland Corp.	40,255	896,033
Pembina Pipeline Corp.	67,130	2,423,119
Power Corp. of Canada	88,080	2,669,642
Quebecor, Inc., Class B	26,099	579,319
Restaurant Brands International, Inc.	19,208	1,181,014
RioCan Real Estate Investment Trust	9,149	116,334
Rogers Communications, Inc., Class B	39,619	1,088,238
Royal Bank of Canada	130,127	15,863,971
Russel Metals, Inc.	5,272	147,530
Saputo, Inc.	66,864	1,111,065
South Bow Corp.	21,975	525,882
Sun Life Financial, Inc.	63,736	3,675,449
Suncor Energy, Inc.	320,633	12,030,218
TC Energy Corp.	140,372	6,325,360
Teck Resources Ltd., Class B	74,753	3,053,694
TELUS Corp.	119,230	1,729,362
TFI International, Inc.	8,021	1,057,104
Thomson Reuters Corp.	7,470	1,255,305
Toromont Industries Ltd.	7,948	633,773
Toronto-Dominion Bank	224,628	12,814,468
Tourmaline Oil Corp.	32,173	1,465,700
Veren, Inc.	147,359	742,194
Vermilion Energy, Inc.	64,362	592,980
Waste Connections, Inc.	11,518	2,116,408
West Fraser Timber Co. Ltd.	29,531	2,560,430
Wheaton Precious Metals Corp.	13,288	829,089
Whitecap Resources, Inc.	74,589	491,153
WSP Global, Inc.	8,251	1,400,175
		244,514,505

China 0.1%
China Gas Holdings Ltd.	844,600	700,150
GCL Technology Holdings Ltd. *	3,770,000	595,119
Kingboard Holdings Ltd.	366,000	932,652
SITC International Holdings Co. Ltd.	290,000	689,672
Xinyi Glass Holdings Ltd.	134,894	124,855
		3,042,448

Denmark 0.8%
AP Moller - Maersk AS, Class A	1,656	2,396,472
AP Moller - Maersk AS, Class B	2,627	3,879,758
Carlsberg AS, Class B	13,004	1,362,053
Coloplast AS, Class B	6,668	767,937
Danske Bank AS	69,931	2,087,971
DSV AS	18,407	3,666,935
Novo Nordisk AS, Class B	65,878	5,561,724
Novonesis (Novozymes) B, Class B	11,878	681,002
Orsted AS *	25,630	988,307
Pandora AS	7,184	1,374,430
Rockwool AS, B Shares	1,442	510,634
SECURITY	NUMBER OF SHARES	VALUE ($)
Svitzer Group AS *	1,903	55,993
Vestas Wind Systems AS *	79,757	1,097,028
		24,430,244

Finland 1.0%
Elisa OYJ	19,347	833,732
Fortum OYJ	110,359	1,603,461
Huhtamaki OYJ	4,685	172,981
Kesko OYJ, B Shares	86,023	1,650,044
Kone OYJ, B Shares	35,853	1,855,785
Neste OYJ	143,519	1,818,570
Nokia OYJ	1,128,765	5,322,629
Nordea Bank Abp	533,047	6,340,089
Outokumpu OYJ	290,266	928,876
Sampo OYJ, A Shares	63,969	2,640,659
Stora Enso OYJ, R Shares	191,098	2,116,460
UPM-Kymmene OYJ	112,426	3,315,431
Valmet OYJ	5,937	161,867
Wartsila OYJ Abp	51,318	969,407
		29,729,991

France 8.3%
Accor SA	19,928	1,024,493
Air Liquide SA	46,902	8,192,927
Alstom SA *	74,157	1,467,781
Arkema SA	21,784	1,736,180
Atos SE *	68,010	162
AXA SA	286,719	10,877,303
Ayvens SA	146,266	1,077,593
BNP Paribas SA	248,486	16,973,997
Bollore SE	127,542	753,518
Bouygues SA	110,046	3,497,964
Bureau Veritas SA	24,187	755,883
Capgemini SE	16,925	3,075,549
Carrefour SA	343,155	4,889,062
Cie de Saint-Gobain SA	94,318	8,844,519
Cie Generale des Etablissements Michelin SCA	171,879	5,977,437
Credit Agricole SA	249,693	3,758,975
Danone SA	95,541	6,692,163
Dassault Systemes SE	21,658	845,568
Edenred SE	2,930	101,086
Eiffage SA	26,661	2,381,811
Elis SA	35,432	725,361
Engie SA	436,783	7,210,362
EssilorLuxottica SA	19,105	5,243,532
Eurazeo SE	9,833	811,745
Forvia SE	148,974	1,563,537
Hermes International SCA	592	1,665,094
Kering SA	12,755	3,339,109
Klepierre SA	26,681	794,328
Legrand SA	21,049	2,146,005
L'Oreal SA	15,075	5,593,310
Louis Hachette Group *	106,142	141,956
LVMH Moet Hennessy Louis Vuitton SE	15,017	10,983,499
Orange SA	913,492	9,824,154
Pernod Ricard SA	19,351	2,210,063
Publicis Groupe SA	25,463	2,708,039
Renault SA	106,043	5,444,007
Rexel SA	88,914	2,353,899
Rubis SCA	38,277	1,000,416
Safran SA	17,502	4,338,680
Sanofi SA	161,789	17,583,558
Schneider Electric SE	36,370	9,224,328
SCOR SE	50,762	1,296,871
SEB SA	4,968	472,656
Societe Generale SA	326,684	10,574,773

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sodexo SA	11,008	813,083
Teleperformance SE	12,243	1,146,456
Thales SA	8,290	1,341,945
TotalEnergies SE	639,783	37,064,005
Unibail-Rodamco-Westfield *	12,024	1,006,728
Valeo SE	159,186	1,774,424
Veolia Environnement SA	134,650	3,842,087
Vinci SA	79,208	8,571,326
Vivendi SE	107,050	302,576
Wendel SE	2,353	232,532
		246,268,415

Germany 8.0%
adidas AG	20,597	5,430,603
Allianz SE	54,713	17,840,069
Aurubis AG	23,689	1,858,968
BASF SE	374,413	18,038,360
Bayer AG	298,283	6,674,568
Bayerische Motoren Werke AG	131,842	10,706,835
Beiersdorf AG	6,594	882,106
BioNTech SE, ADR *	33,457	4,140,973
Brenntag SE	27,735	1,745,085
Commerzbank AG	98,700	1,905,803
Continental AG	53,091	3,773,343
Daimler Truck Holding AG	78,997	3,478,825
Deutsche Bank AG	277,698	5,435,337
Deutsche Boerse AG	8,289	2,047,696
Deutsche Lufthansa AG	269,507	1,748,229
Deutsche Post AG	283,368	10,202,045
Deutsche Telekom AG	754,794	25,322,554
E.ON SE	452,271	5,357,066
Evonik Industries AG	82,197	1,543,484
Freenet AG	29,826	920,204
Fresenius Medical Care AG	77,447	3,847,164
Fresenius SE & Co. KGaA *	175,544	6,717,282
GEA Group AG	20,609	1,087,683
Hannover Rueck SE	5,835	1,537,457
Hapag-Lloyd AG (a)	7,319	1,054,551
Heidelberg Materials AG	35,306	4,968,119
Henkel AG & Co. KGaA	14,312	1,105,563
Infineon Technologies AG	91,355	3,003,615
K&S AG (a)	97,609	1,358,398
KION Group AG	26,467	982,832
Kloeckner & Co. SE	24,899	126,640
Knorr-Bremse AG	2,715	214,592
Lanxess AG	49,241	1,337,269
Mercedes-Benz Group AG	303,162	18,444,418
Merck KGaA	10,907	1,646,439
METRO AG	30,655	122,436
MTU Aero Engines AG	3,468	1,184,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,505	6,236,081
ProSiebenSat.1 Media SE	24,104	138,487
Puma SE	15,435	484,354
Rheinmetall AG	2,431	1,900,639
RWE AG	63,868	1,979,189
Salzgitter AG	6,295	116,192
SAP SE	53,772	14,818,172
Siemens AG	78,613	16,852,745
Siemens Energy AG *	90,032	5,356,660
Siemens Healthineers AG	20,973	1,190,347
Symrise AG	9,249	947,042
thyssenkrupp AG	618,923	3,067,127
United Internet AG	10,979	184,126
Volkswagen AG	23,835	2,496,051
SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	91,824	2,809,190
Zalando SE *	33,639	1,253,656
		237,621,383

Hong Kong 1.2%
AIA Group Ltd.	959,800	6,747,532
BOC Hong Kong Holdings Ltd.	153,500	498,987
CK Asset Holdings Ltd.	438,500	1,832,239
CLP Holdings Ltd.	316,000	2,627,408
Galaxy Entertainment Group Ltd.	161,000	700,603
Hang Seng Bank Ltd.	111,200	1,393,400
HKT Trust & HKT Ltd.	544,000	668,838
Hong Kong & China Gas Co. Ltd.	1,512,676	1,161,416
Hong Kong Exchanges & Clearing Ltd.	35,106	1,374,037
Hongkong Land Holdings Ltd.	53,411	232,414
Jardine Matheson Holdings Ltd.	73,946	2,978,583
Lenovo Group Ltd.	508,000	612,673
Link REIT	222,800	920,557
MTR Corp. Ltd.	225,147	705,820
New World Development Co. Ltd.	1,296,422	695,644
Orient Overseas International Ltd.	12,500	167,340
Pacific Basin Shipping Ltd.	2,444,000	494,691
PCCW Ltd.	327,000	190,109
Sun Hung Kai Properties Ltd.	320,064	2,861,162
Swire Pacific Ltd., A Shares	160,800	1,396,499
Swire Pacific Ltd., B Shares	130,000	182,536
Techtronic Industries Co. Ltd.	112,206	1,509,068
WH Group Ltd.	4,372,499	3,410,963
Wharf Real Estate Investment Co. Ltd.	243,000	604,688
Yue Yuen Industrial Holdings Ltd.	350,500	746,974
		34,714,181

Ireland 1.0%
Allegion PLC	4,596	610,027
Bank of Ireland Group PLC	94,200	935,988
CRH PLC (b)	25,893	2,561,918
CRH PLC (b)	20,392	2,019,420
DCC PLC	34,642	2,388,638
Flutter Entertainment PLC *	4,894	1,312,428
Glanbia PLC	38,347	560,278
Grafton Group PLC	14,134	161,752
ICON PLC *	2,658	529,155
James Hardie Industries PLC *	23,227	780,684
Kerry Group PLC, Class A	17,529	1,800,081
Kingspan Group PLC	11,998	832,321
Medtronic PLC	114,998	10,444,118
Perrigo Co. PLC	28,291	704,729
Ryanair Holdings PLC, ADR	26,249	1,225,566
Smurfit WestRock PLC	27,864	1,477,010
Trane Technologies PLC	5,880	2,132,970
		30,477,083

Isle Of Man 0.0%
Entain PLC	118,805	1,031,572

Israel 0.4%
Bank Hapoalim BM	135,947	1,744,022
Bank Leumi Le-Israel BM	200,379	2,507,726
Check Point Software Technologies Ltd. *	4,829	1,052,819
ICL Group Ltd.	257,525	1,531,148
Israel Corp. Ltd.	475	139,318
Israel Discount Bank Ltd., A Shares	147,193	1,076,171
Oil Refineries Ltd.	307,162	90,572
Teva Pharmaceutical Industries Ltd. *	24,419	429,857

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teva Pharmaceutical Industries Ltd., ADR *	44,270	784,907
ZIM Integrated Shipping Services Ltd.	113,785	2,025,373
		11,381,913

Italy 2.4%
A2A SpA	414,542	978,998
Banco BPM SpA	181,819	1,598,225
BPER Banca SpA	161,463	1,099,917
Enel SpA	1,961,172	13,939,399
Eni SpA	887,262	12,491,258
Generali	183,225	5,801,545
Hera SpA	228,338	834,999
Intesa Sanpaolo SpA	2,457,558	10,637,125
Leonardo SpA	58,070	1,814,195
Mediobanca Banca di Credito Finanziario SpA	64,550	1,055,218
Moncler SpA	11,339	717,791
Pirelli & C SpA	36,180	217,716
Poste Italiane SpA	66,868	1,014,762
Prysmian SpA	25,684	1,786,555
Snam SpA	269,948	1,248,362
Telecom Italia SpA *	9,731,999	2,671,305
Terna - Rete Elettrica Nazionale	126,342	1,042,185
UniCredit SpA	215,843	9,912,215
Unipol Assicurazioni SpA	85,236	1,155,008
		70,016,778

Japan 25.7%
Advantest Corp.	28,700	1,586,742
Aeon Co. Ltd.	157,800	3,823,057
AGC, Inc.	89,100	2,574,039
Air Water, Inc.	78,700	981,210
Aisin Corp.	316,600	3,581,254
Ajinomoto Co., Inc.	53,900	2,160,708
Alfresa Holdings Corp.	125,800	1,722,072
Alps Alpine Co. Ltd.	124,500	1,244,954
Amada Co. Ltd.	82,200	848,755
ANA Holdings, Inc.	48,100	902,310
Asahi Group Holdings Ltd.	319,700	3,462,778
Asahi Kasei Corp.	604,200	4,103,507
Astellas Pharma, Inc.	329,900	3,198,057
Bandai Namco Holdings, Inc.	87,600	2,172,833
Bridgestone Corp.	165,676	5,942,947
Brother Industries Ltd.	85,000	1,497,696
Canon, Inc.	209,300	6,745,514
Central Japan Railway Co.	156,300	2,898,863
Chubu Electric Power Co., Inc.	317,185	3,304,389
Chugai Pharmaceutical Co. Ltd.	41,400	1,784,961
Chugoku Electric Power Co., Inc.	130,700	727,970
Coca-Cola Bottlers Japan Holdings, Inc.	62,100	966,229
COMSYS Holdings Corp.	41,300	858,181
Cosmo Energy Holdings Co. Ltd.	37,100	1,601,880
Dai Nippon Printing Co. Ltd.	121,000	1,788,306
Daicel Corp.	21,400	189,362
Daido Steel Co. Ltd.	18,500	147,340
Daifuku Co. Ltd.	44,470	912,718
Dai-ichi Life Holdings, Inc.	158,900	4,338,793
Daiichi Sankyo Co. Ltd.	73,260	2,042,518
Daikin Industries Ltd.	37,500	4,404,794
Daito Trust Construction Co. Ltd.	16,700	1,789,448
Daiwa House Industry Co. Ltd.	209,281	6,593,135
Daiwa Securities Group, Inc.	169,300	1,225,590
Daiwabo Holdings Co. Ltd.	43,670	849,889
Denka Co. Ltd.	49,700	707,843
Denso Corp.	416,900	5,769,268
Dentsu Group, Inc.	39,201	908,169
SECURITY	NUMBER OF SHARES	VALUE ($)
DIC Corp.	48,000	1,039,793
Disco Corp.	2,700	781,443
Dowa Holdings Co. Ltd.	25,970	773,401
East Japan Railway Co.	202,454	3,604,355
Ebara Corp.	73,200	1,205,761
EDION Corp.	16,300	192,456
Eisai Co. Ltd.	41,000	1,214,507
Electric Power Development Co. Ltd.	97,300	1,534,987
ENEOS Holdings, Inc.	2,113,050	10,622,969
EXEO Group, Inc.	77,402	845,102
FANUC Corp.	101,800	3,032,808
Fast Retailing Co. Ltd.	8,600	2,832,471
Fuji Electric Co. Ltd.	24,400	1,162,536
Fuji Media Holdings, Inc.	50,800	716,527
FUJIFILM Holdings Corp.	216,500	4,769,732
Fujikura Ltd.	49,100	1,976,189
Fujitsu Ltd.	364,400	7,047,408
Furukawa Electric Co. Ltd.	38,300	1,751,315
Hakuhodo DY Holdings, Inc.	85,900	637,751
Hankyu Hanshin Holdings, Inc.	41,000	1,043,228
Hanwa Co. Ltd.	25,800	796,996
Haseko Corp.	97,700	1,282,409
Hino Motors Ltd. *	295,165	965,327
Hitachi Construction Machinery Co. Ltd.	34,150	817,712
Hitachi Ltd.	671,000	16,869,220
Honda Motor Co. Ltd.	2,026,700	19,183,010
Hoya Corp.	19,050	2,558,145
Ibiden Co. Ltd.	16,100	472,100
Idemitsu Kosan Co. Ltd.	643,945	4,297,793
IHI Corp.	38,900	2,327,317
Iida Group Holdings Co. Ltd.	91,500	1,385,947
INFRONEER Holdings, Inc.	17,600	132,677
Inpex Corp.	235,800	2,814,048
Isetan Mitsukoshi Holdings Ltd.	71,700	1,239,072
Isuzu Motors Ltd.	207,300	2,787,019
ITOCHU Corp.	270,300	12,445,707
Iwatani Corp.	64,904	710,728
Japan Airlines Co. Ltd.	61,000	1,000,870
Japan Exchange Group, Inc.	15,200	160,606
Japan Post Bank Co. Ltd.	135,600	1,402,634
Japan Post Holdings Co. Ltd.	519,000	5,420,439
Japan Post Insurance Co. Ltd.	62,500	1,217,977
Japan Tobacco, Inc.	175,400	4,468,459
JFE Holdings, Inc.	347,600	4,019,799
JGC Holdings Corp.	15,500	130,139
JTEKT Corp.	176,900	1,390,586
Kajima Corp.	127,100	2,259,974
Kaneka Corp.	38,500	934,574
Kansai Electric Power Co., Inc.	214,800	2,369,840
Kansai Paint Co. Ltd.	39,100	529,893
Kao Corp.	86,847	3,443,686
Kawasaki Heavy Industries Ltd.	39,500	1,784,115
Kawasaki Kisen Kaisha Ltd.	73,700	932,653
KDDI Corp.	362,900	12,090,373
Kewpie Corp.	43,000	835,596
Keyence Corp.	5,992	2,580,807
Kikkoman Corp.	76,500	800,667
Kinden Corp.	11,300	231,153
Kintetsu Group Holdings Co. Ltd.	33,600	724,608
Kirin Holdings Co. Ltd.	201,100	2,544,695
Kobe Steel Ltd.	165,900	1,766,409
Koito Manufacturing Co. Ltd.	94,600	1,243,958
Komatsu Ltd.	206,800	6,237,759
Konica Minolta, Inc.	341,500	1,382,375
K's Holdings Corp.	102,200	939,081
Kubota Corp.	245,800	3,083,150
Kuraray Co. Ltd.	111,000	1,625,049
Kurita Water Industries Ltd.	3,853	134,196
Kyocera Corp.	322,300	3,345,407

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyushu Electric Power Co., Inc.	205,400	1,779,874
Kyushu Railway Co.	7,600	184,809
Lixil Corp.	155,800	1,753,665
LY Corp.	374,400	1,093,595
Makita Corp.	48,090	1,422,140
Marubeni Corp.	382,500	5,686,841
MatsukiyoCocokara & Co.	70,000	1,036,079
Mazda Motor Corp.	441,600	3,019,386
Medipal Holdings Corp.	118,972	1,788,708
MEIJI Holdings Co. Ltd.	89,900	1,810,230
Minebea Mitsumi, Inc.	89,100	1,429,938
MISUMI Group, Inc.	50,500	808,282
Mitsubishi Chemical Group Corp.	724,800	3,702,030
Mitsubishi Corp.	861,200	13,735,469
Mitsubishi Electric Corp.	513,300	8,413,482
Mitsubishi Estate Co. Ltd.	172,900	2,512,409
Mitsubishi Gas Chemical Co., Inc.	66,487	1,161,926
Mitsubishi Heavy Industries Ltd.	457,700	6,698,551
Mitsubishi Materials Corp.	87,600	1,374,940
Mitsubishi Motors Corp.	313,200	928,996
Mitsubishi UFJ Financial Group, Inc.	1,073,834	13,580,124
Mitsui & Co. Ltd.	544,000	10,766,840
Mitsui Chemicals, Inc.	74,700	1,638,130
Mitsui Fudosan Co. Ltd.	395,500	3,569,700
Mitsui Mining & Smelting Co. Ltd.	28,000	825,520
Mitsui OSK Lines Ltd.	76,100	2,586,085
Mizuho Financial Group, Inc.	319,621	8,801,022
Morinaga Milk Industry Co. Ltd.	7,968	149,061
MS&AD Insurance Group Holdings, Inc.	191,970	3,980,286
Murata Manufacturing Co. Ltd.	285,700	4,488,574
Nagase & Co. Ltd.	47,100	884,675
Nagoya Railroad Co. Ltd.	55,600	620,377
NEC Corp.	55,200	5,474,671
NGK Insulators Ltd.	86,000	1,103,580
NH Foods Ltd.	52,800	1,723,357
NHK Spring Co. Ltd.	73,300	934,245
Nichirei Corp.	33,300	846,075
NIDEC Corp.	131,100	2,264,298
Nikon Corp.	96,300	1,031,710
Nintendo Co. Ltd.	110,100	7,223,071
NIPPON EXPRESS HOLDINGS, Inc.	118,400	1,919,034
Nippon Paint Holdings Co. Ltd.	18,700	117,834
Nippon Paper Industries Co. Ltd.	137,300	783,878
Nippon Sanso Holdings Corp.	4,700	133,107
Nippon Steel Corp.	361,900	7,512,673
Nippon Telegraph & Telephone Corp.	8,951,225	8,812,038
Nippon Yusen KK	133,300	4,183,425
Nissan Chemical Corp.	4,164	125,283
Nissan Motor Co. Ltd.	2,093,800	5,729,527
Nisshin Seifun Group, Inc.	77,830	875,247
Nissin Foods Holdings Co. Ltd.	26,100	583,594
Nissui Corp.	127,157	700,662
Niterra Co. Ltd.	43,300	1,428,132
Nitori Holdings Co. Ltd.	11,300	1,323,282
Nitto Denko Corp.	153,000	2,714,096
NOK Corp.	15,400	233,009
Nomura Holdings, Inc.	349,100	2,269,633
Nomura Research Institute Ltd.	34,700	1,172,417
NSK Ltd.	262,600	1,139,897
NTT Data Group Corp.	108,800	2,111,437
Obayashi Corp.	208,502	2,800,208
Oji Holdings Corp.	536,800	2,168,012
Olympus Corp.	104,400	1,584,374
Omron Corp.	44,283	1,460,879
Ono Pharmaceutical Co. Ltd.	71,700	745,921
ORIX Corp.	154,300	3,259,252
Osaka Gas Co. Ltd.	125,800	2,473,319
Otsuka Corp.	42,300	953,641
Otsuka Holdings Co. Ltd.	63,700	3,326,234
SECURITY	NUMBER OF SHARES	VALUE ($)
PALTAC Corp.	5,800	162,073
Pan Pacific International Holdings Corp.	41,400	1,152,631
Panasonic Holdings Corp.	1,084,750	11,068,482
Persol Holdings Co. Ltd.	620,400	945,200
Recruit Holdings Co. Ltd.	100,000	6,979,217
Renesas Electronics Corp. *	107,400	1,438,566
Rengo Co. Ltd.	109,317	617,885
Resona Holdings, Inc.	259,758	1,928,039
Resonac Holdings Corp.	70,200	1,701,766
Ricoh Co. Ltd.	291,700	3,345,308
Rohm Co. Ltd.	90,400	860,943
Ryohin Keikaku Co. Ltd.	53,000	1,404,332
Sankyu, Inc.	22,500	803,616
Sanwa Holdings Corp.	38,530	1,205,911
SBI Holdings, Inc.	53,700	1,548,001
Secom Co. Ltd.	68,300	2,298,372
Seiko Epson Corp.	93,700	1,693,279
Seino Holdings Co. Ltd.	52,300	789,506
Sekisui Chemical Co. Ltd.	124,800	2,068,258
Sekisui House Ltd.	174,083	4,000,945
Seven & i Holdings Co. Ltd.	570,600	9,108,918
SG Holdings Co. Ltd.	141,700	1,335,441
Sharp Corp. *	93,500	561,535
Shimadzu Corp.	30,700	890,575
Shimamura Co. Ltd.	16,100	916,105
Shimano, Inc.	9,100	1,276,964
Shimizu Corp.	234,300	2,031,447
Shin-Etsu Chemical Co. Ltd.	201,100	6,234,545
Shionogi & Co. Ltd.	101,100	1,486,585
Shiseido Co. Ltd.	77,000	1,293,092
SMC Corp.	5,200	1,967,608
SoftBank Corp.	6,149,400	7,909,743
SoftBank Group Corp.	224,000	13,693,493
Sojitz Corp.	81,460	1,674,375
Sompo Holdings, Inc.	158,000	4,405,996
Sony Group Corp.	754,735	16,656,505
Stanley Electric Co. Ltd.	48,375	806,940
Subaru Corp.	263,900	4,596,980
SUMCO Corp.	90,400	667,424
Sumitomo Chemical Co. Ltd.	1,170,800	2,532,570
Sumitomo Corp.	280,900	6,089,978
Sumitomo Electric Industries Ltd.	329,600	6,157,627
Sumitomo Forestry Co. Ltd.	38,800	1,326,405
Sumitomo Heavy Industries Ltd.	51,800	1,067,479
Sumitomo Metal Mining Co. Ltd.	77,900	1,778,930
Sumitomo Mitsui Financial Group, Inc.	441,430	10,878,202
Sumitomo Mitsui Trust Group, Inc.	91,900	2,310,854
Sumitomo Realty & Development Co. Ltd.	52,000	1,796,777
Sumitomo Rubber Industries Ltd.	98,100	1,143,561
Sundrug Co. Ltd.	5,362	145,108
Suntory Beverage & Food Ltd.	31,900	990,888
Suzuken Co. Ltd.	46,530	1,452,357
Suzuki Motor Corp.	495,700	5,931,641
Sysmex Corp.	46,100	881,218
T&D Holdings, Inc.	64,850	1,233,760
Taiheiyo Cement Corp.	62,142	1,565,058
Taisei Corp.	53,500	2,244,460
Taiyo Yuden Co. Ltd.	38,900	543,866
Takeda Pharmaceutical Co. Ltd.	319,421	8,592,429
TDK Corp.	292,000	3,529,492
Teijin Ltd.	131,200	1,119,121
Terumo Corp.	109,000	2,046,356
TIS, Inc.	40,800	902,140
Tobu Railway Co. Ltd.	41,600	715,926
Toho Gas Co. Ltd.	33,900	850,870
Tohoku Electric Power Co., Inc.	252,700	1,846,884
Tokio Marine Holdings, Inc.	178,900	5,900,720
Tokyo Electric Power Co. Holdings, Inc. *	1,072,800	2,811,522

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Electron Ltd.	31,700	5,347,278
Tokyo Gas Co. Ltd.	144,200	4,079,244
Tokyu Corp.	95,300	1,087,593
Tokyu Fudosan Holdings Corp.	150,700	967,597
TOPPAN Holdings, Inc.	80,300	2,253,779
Toray Industries, Inc.	625,800	4,342,409
Tosoh Corp.	142,500	1,895,934
TOTO Ltd.	41,500	1,014,395
Toyo Seikan Group Holdings Ltd.	70,300	1,067,394
Toyo Suisan Kaisha Ltd.	12,947	836,584
Toyoda Gosei Co. Ltd.	9,800	175,147
Toyota Industries Corp.	31,200	2,603,235
Toyota Motor Corp.	2,102,590	39,885,101
Toyota Tsusho Corp.	230,400	3,891,371
Tsuruha Holdings, Inc.	15,100	924,165
UBE Corp.	55,800	820,665
Unicharm Corp.	97,500	761,457
West Japan Railway Co.	91,326	1,679,983
Yakult Honsha Co. Ltd.	37,500	684,888
Yamada Holdings Co. Ltd.	465,500	1,366,802
Yamaha Corp.	122,400	865,654
Yamaha Motor Co. Ltd.	299,600	2,506,337
Yamato Holdings Co. Ltd.	172,800	2,069,793
Yamazaki Baking Co. Ltd.	42,800	769,607
Yaskawa Electric Corp.	26,600	772,285
Yokogawa Electric Corp.	35,900	788,045
Yokohama Rubber Co. Ltd.	46,200	1,040,143
		761,142,053

Jersey 1.0%
Amcor PLC	55,898	541,122
Aptiv PLC *	32,802	2,047,501
Experian PLC	45,667	2,249,539
Glencore PLC *	5,061,088	21,866,157
Man Group PLC	250,042	660,807
WPP PLC	221,834	2,108,786
		29,473,912

Luxembourg 0.5%
Aperam SA	27,028	745,892
ArcelorMittal SA	330,196	8,230,177
B&M European Value Retail SA	176,823	705,948
Eurofins Scientific SE	16,311	875,088
Millicom International Cellular SA	30,504	814,457
SES SA, Class A	230,056	747,441
Subsea 7 SA	14,089	232,417
Tenaris SA	63,772	1,205,240
		13,556,660

Mauritius 0.0%
Golden Agri-Resources Ltd.	3,605,900	650,070

Netherlands 3.0%
Aalberts NV	19,541	689,737
ABN AMRO Bank NV, GDR	172,697	2,896,667
Aegon Ltd.	232,508	1,517,927
AerCap Holdings NV	13,596	1,299,778
Airbus SE	29,518	5,105,770
Akzo Nobel NV	64,242	3,648,819
ASM International NV	301	174,635
ASML Holding NV	11,043	8,169,204
ASR Nederland NV	30,066	1,481,563
EXOR NV	12,490	1,183,406
Ferrari NV	2,533	1,086,745
Ferrovial SE	22,379	955,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Heineken Holding NV	25,963	1,565,435
Heineken NV	31,793	2,208,903
IMCD NV	998	156,287
ING Groep NV, Series N	531,356	8,831,608
Iveco Group NV	72,537	882,856
Koninklijke Ahold Delhaize NV	373,937	13,251,428
Koninklijke KPN NV	631,180	2,283,939
Koninklijke Philips NV *	156,647	4,317,545
NN Group NV	77,909	3,575,731
NXP Semiconductors NV	12,150	2,533,883
Prosus NV *	39,794	1,520,032
Randstad NV	51,097	2,205,858
SBM Offshore NV	12,123	226,484
Signify NV	49,390	1,066,166
Stellantis NV	865,825	11,560,400
STMicroelectronics NV (b)	12,176	272,023
STMicroelectronics NV (b)	64,111	1,432,971
Universal Music Group NV	22,357	623,587
Wolters Kluwer NV	10,848	1,970,669
		88,695,266

New Zealand 0.1%
Fletcher Building Ltd. *	456,412	734,557
Spark New Zealand Ltd.	384,824	631,756
		1,366,313

Norway 0.7%
Aker BP ASA	66,110	1,379,877
DNB Bank ASA	132,953	2,824,012
Equinor ASA	321,752	7,749,002
Mowi ASA	73,769	1,481,415
Norsk Hydro ASA	443,746	2,617,194
Orkla ASA	134,231	1,246,474
Telenor ASA	194,968	2,383,981
Yara International ASA	80,665	2,415,952
		22,097,907

Poland 0.3%
Bank Polska Kasa Opieki SA	14,429	566,020
KGHM Polska Miedz SA	36,738	1,126,463
ORLEN SA	230,911	3,044,748
PGE Polska Grupa Energetyczna SA *	696,364	1,117,561
Powszechna Kasa Oszczednosci Bank Polski SA	67,939	1,114,656
Powszechny Zaklad Ubezpieczen SA	118,975	1,458,826
		8,428,274

Portugal 0.2%
EDP SA	693,752	2,181,277
Galp Energia SGPS SA	101,475	1,698,302
Jeronimo Martins SGPS SA	51,150	1,010,851
		4,890,430

Republic of Korea 5.1%
BNK Financial Group, Inc.	128,376	1,070,114
CJ CheilJedang Corp.	4,615	765,085
CJ Corp.	16,254	1,060,824
Coway Co. Ltd. *	4,551	240,752
DB Insurance Co. Ltd.	12,268	816,275
DL E&C Co. Ltd. *	35,808	768,720
Doosan Enerbility Co. Ltd. *	64,216	1,048,035
E-MART, Inc.	28,993	1,281,852
GS Engineering & Construction Corp. *	68,049	805,459
GS Holdings Corp. *	72,642	1,916,490

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hana Financial Group, Inc.	77,415	3,204,248
Hankook Tire & Technology Co. Ltd. *	30,849	865,502
Hanwha Corp. *	39,606	827,553
Hanwha Solutions Corp. *	39,004	525,958
HD Hyundai Co. Ltd.	19,667	1,118,734
HMM Co. Ltd. *	151,332	1,972,523
Hyundai Engineering & Construction Co. Ltd.	45,425	967,015
Hyundai Glovis Co. Ltd.	15,985	1,633,004
Hyundai Marine & Fire Insurance Co. Ltd.	8,249	140,004
Hyundai Mobis Co. Ltd.	26,426	4,768,720
Hyundai Motor Co.	38,399	5,404,622
Hyundai Steel Co.	96,799	1,534,350
Industrial Bank of Korea	86,300	919,342
KB Financial Group, Inc.	70,625	4,424,748
Kia Corp.	77,940	5,438,484
Korea Electric Power Corp. *	177,671	2,564,194
Korea Gas Corp. *	38,465	901,001
Korea Zinc Co. Ltd.	2,289	1,294,259
Korean Air Lines Co. Ltd. *	69,496	1,179,844
KT Corp.	34,209	1,122,941
KT&G Corp.	21,911	1,661,589
Kumho Petrochemical Co. Ltd. *	8,726	631,366
LG Chem Ltd. *	12,775	2,071,920
LG Corp. *	16,145	827,658
LG Display Co. Ltd. *	263,672	1,668,729
LG Electronics, Inc.	66,273	3,818,384
LG H&H Co. Ltd. *	3,710	780,219
LG Innotek Co. Ltd. *	5,644	573,080
LG Uplus Corp.	204,018	1,405,807
Lotte Chemical Corp.	20,102	783,167
Lotte Shopping Co. Ltd. *	2,975	110,136
NAVER Corp. *	9,893	1,465,025
POSCO Holdings, Inc.	36,917	6,576,833
Posco International Corp.	25,598	735,876
Samsung C&T Corp.	20,156	1,652,314
Samsung Electro-Mechanics Co. Ltd.	14,481	1,326,358
Samsung Electronics Co. Ltd.	1,222,607	43,663,843
Samsung Fire & Marine Insurance Co. Ltd.	6,849	1,787,564
Samsung Life Insurance Co. Ltd.	17,654	1,077,261
Samsung SDI Co. Ltd.	6,359	963,502
Samsung SDS Co. Ltd.	10,159	839,945
Shinhan Financial Group Co. Ltd.	116,989	4,075,173
SK Hynix, Inc.	85,465	11,506,118
SK Innovation Co. Ltd. *	31,158	2,715,318
SK Telecom Co. Ltd.	39,115	1,489,467
SK, Inc.	32,629	3,302,969
S-Oil Corp.	20,171	843,797
Woori Financial Group, Inc.	199,668	2,196,769
		151,130,839

Singapore 0.8%
ComfortDelGro Corp. Ltd.	716,900	743,013
DBS Group Holdings Ltd.	177,308	5,803,632
Jardine Cycle & Carriage Ltd.	8,500	174,024
Olam Group Ltd.	800,600	683,367
Oversea-Chinese Banking Corp. Ltd.	366,044	4,668,809
Singapore Airlines Ltd.	224,370	1,046,662
Singapore Telecommunications Ltd.	1,141,386	2,788,819
United Overseas Bank Ltd.	142,352	3,913,205
Venture Corp. Ltd.	68,000	631,068
Wilmar International Ltd.	855,366	1,955,420
		22,408,019

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 2.9%
Acciona SA	5,405	608,973
Acerinox SA	75,929	761,932
ACS Actividades de Construccion y Servicios SA	55,260	2,813,519
Aena SME SA	4,416	951,030
Amadeus IT Group SA	21,400	1,566,000
Banco Bilbao Vizcaya Argentaria SA	1,099,518	12,517,964
Banco de Sabadell SA	961,782	2,267,087
Banco Santander SA	4,284,620	21,956,551
CaixaBank SA	207,521	1,256,199
Cellnex Telecom SA *	3,540	118,566
Enagas SA	50,525	639,441
Endesa SA	75,068	1,661,879
Grifols SA *	63,205	540,759
Iberdrola SA	899,016	12,704,499
Iberdrola SA - Interim Shares *(c)	15,699	221,847
Industria de Diseno Textil SA	81,765	4,438,256
International Consolidated Airlines Group SA	342,066	1,426,441
Mapfre SA	76,370	212,182
Naturgy Energy Group SA	8,128	199,669
Redeia Corp. SA	59,981	1,008,947
Repsol SA	573,229	6,662,005
Telefonica SA	2,695,922	10,983,983
		85,517,729

Sweden 1.9%
Alfa Laval AB	22,190	989,155
Assa Abloy AB, B Shares	84,860	2,599,797
Atlas Copco AB, A Shares	140,155	2,341,395
Atlas Copco AB, B Shares	86,827	1,290,822
Boliden AB	73,343	2,202,878
Electrolux AB, B Shares *	114,508	1,037,599
Epiroc AB, A Shares	48,051	915,679
Epiroc AB, B Shares	25,879	432,034
Essity AB, B Shares	97,169	2,460,879
H & M Hennes & Mauritz AB, B Shares	129,604	1,726,689
Hexagon AB, B Shares	131,921	1,527,345
Husqvarna AB, B Shares	81,156	432,167
Investor AB, A Shares	20,416	581,729
Investor AB, B Shares	47,684	1,357,860
Sandvik AB	128,734	2,656,169
Securitas AB, B Shares	128,085	1,629,630
Skandinaviska Enskilda Banken AB, A Shares	162,313	2,300,665
Skanska AB, B Shares	110,087	2,358,595
SKF AB, B Shares	90,296	1,823,779
SSAB AB, A Shares	85,622	411,352
SSAB AB, B Shares	294,148	1,387,549
Svenska Cellulosa AB SCA, B Shares	69,825	961,653
Svenska Handelsbanken AB, A Shares	210,986	2,334,280
Svenska Handelsbanken AB, B Shares (a)	8,112	121,505
Swedbank AB, A Shares	145,839	3,175,417
Tele2 AB, B Shares	116,951	1,301,061
Telefonaktiebolaget LM Ericsson, B Shares	659,452	4,965,592
Telia Co. AB	811,723	2,388,799
Trelleborg AB, B Shares	23,324	878,201
Volvo AB, A Shares	35,305	973,906
Volvo AB, B Shares	268,661	7,402,525
Volvo Car AB, B Shares *	296,704	671,643
		57,638,349

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 5.0%
ABB Ltd.	109,667	5,971,629
Adecco Group AG	82,352	1,960,446
Alcon AG	24,652	2,249,590
Baloise Holding AG	5,406	986,437
Barry Callebaut AG	515	566,126
Chocoladefabriken Lindt & Spruengli AG	5	565,913
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	60	689,225
Cie Financiere Richemont SA, Class A	32,486	6,280,146
Coca-Cola HBC AG *	26,732	927,984
DKSH Holding AG	2,606	204,875
Galenica AG	2,004	178,590
Garmin Ltd.	6,572	1,418,566
Geberit AG	2,470	1,377,688
Georg Fischer AG	2,881	226,896
Givaudan SA	373	1,632,886
Holcim AG *	81,105	8,128,662
Julius Baer Group Ltd.	20,534	1,442,807
Kuehne & Nagel International AG	6,277	1,426,340
Logitech International SA	14,142	1,399,933
Lonza Group AG	3,244	2,056,995
Nestle SA	257,931	21,908,820
Novartis AG	167,549	17,538,486
Partners Group Holding AG	834	1,266,970
Roche Holding AG	90,430	28,428,633
Roche Holding AG, Bearer Shares	3,944	1,311,600
Sandoz Group AG	45,263	2,167,073
Schindler Holding AG	1,745	490,759
Schindler Holding AG, Participation Certificates	3,393	980,434
SGS SA	13,754	1,336,042
Sika AG	7,432	1,887,459
Sonova Holding AG	2,742	956,638
Swatch Group AG	11,461	418,326
Swatch Group AG, Bearer Shares	6,764	1,253,104
Swiss Life Holding AG	3,275	2,673,841
Swiss Prime Site AG	1,736	198,185
Swiss Re AG	28,704	4,382,162
Swisscom AG	4,270	2,402,896
UBS Group AG	292,462	10,312,073
Zurich Insurance Group AG	16,131	9,774,814
		149,380,049

United Kingdom 13.8%
3i Group PLC	57,688	2,771,522
abrdn PLC	719,580	1,376,248
Admiral Group PLC	26,163	874,119
Anglo American PLC	371,532	10,878,898
Anglogold Ashanti PLC	33,603	1,015,147
Antofagasta PLC	43,820	929,177
ARM Holdings PLC, ADR *	4,613	736,004
Ashtead Group PLC	40,255	2,623,495
Associated British Foods PLC	63,980	1,501,262
AstraZeneca PLC	73,204	10,276,052
Aviva PLC	528,320	3,348,781
BAE Systems PLC	302,088	4,566,430
Balfour Beatty PLC	146,867	847,131
Barclays PLC	3,404,842	12,478,726
Barratt Redrow PLC	390,006	2,184,701
Bellway PLC	36,943	1,192,516
Berkeley Group Holdings PLC	17,483	836,471
BP PLC	5,307,118	27,455,271
British American Tobacco PLC	564,270	22,387,940
BT Group PLC	3,456,903	6,058,745
Bunzl PLC	42,814	1,822,449
Burberry Group PLC	108,381	1,584,020
SECURITY	NUMBER OF SHARES	VALUE ($)
Centrica PLC	1,007,714	1,771,063
CK Hutchison Holdings Ltd.	1,367,588	6,886,749
Coca-Cola Europacific Partners PLC	11,169	877,325
Compass Group PLC	146,887	5,060,899
Croda International PLC	14,724	606,469
Currys PLC *	1,321,099	1,538,929
Diageo PLC	182,091	5,424,566
Direct Line Insurance Group PLC	549,994	1,826,228
Dowlais Group PLC	1,003,561	887,887
Firstgroup PLC	459,915	930,075
GSK PLC	535,732	9,332,232
Haleon PLC	809,864	3,774,947
Harbour Energy PLC	188,394	543,855
Hays PLC	906,042	855,669
HSBC Holdings PLC	2,498,895	26,098,752
IG Group Holdings PLC	16,419	207,447
Imperial Brands PLC	219,583	7,406,017
Inchcape PLC	96,617	804,353
Informa PLC	83,862	894,842
InterContinental Hotels Group PLC	1,767	235,614
International Distribution Services PLC	445,823	2,016,526
Intertek Group PLC	17,524	1,105,213
ITV PLC	1,080,198	990,708
J Sainsbury PLC	1,107,971	3,479,855
John Wood Group PLC *	804,525	722,711
Johnson Matthey PLC	104,717	1,851,258
Kingfisher PLC	1,002,727	3,046,310
Legal & General Group PLC	1,052,108	3,141,737
Lloyds Banking Group PLC	13,436,700	10,330,997
London Stock Exchange Group PLC	13,522	2,012,181
M&G PLC	932,119	2,401,266
Marks & Spencer Group PLC	503,503	2,085,813
Melrose Industries PLC	182,194	1,375,037
Mondi PLC	129,672	2,018,437
National Grid PLC	598,520	7,260,794
NatWest Group PLC	1,023,228	5,455,494
Next PLC	10,811	1,328,776
Pearson PLC	113,572	1,884,247
Persimmon PLC	142,487	2,224,990
Phoenix Group Holdings PLC	113,204	729,600
Prudential PLC	304,824	2,536,724
Reckitt Benckiser Group PLC	65,817	4,352,395
RELX PLC	87,230	4,331,530
Rentokil Initial PLC	149,500	732,183
Rio Tinto PLC	290,818	17,513,609
RS Group PLC	16,241	130,993
Sage Group PLC	61,529	1,022,580
Severn Trent PLC	32,260	1,007,522
Shell PLC	2,090,351	68,636,108
Smith & Nephew PLC	121,947	1,546,425
Smiths Group PLC	48,677	1,239,812
Spectris PLC	4,157	155,394
SSE PLC	171,353	3,451,994
St. James's Place PLC	17,792	231,040
Standard Chartered PLC	409,290	5,504,751
Tate & Lyle PLC	21,874	178,324
Taylor Wimpey PLC	1,082,460	1,603,120
Tesco PLC	2,428,126	11,175,181
Travis Perkins PLC	110,388	971,294
Unilever PLC	279,500	16,008,927
United Utilities Group PLC	87,617	1,107,051
Vodafone Group PLC	19,187,881	16,347,016
Whitbread PLC	4,074	141,313
		409,096,259

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 0.2%
Autoliv, Inc.	9,215	890,722
Ferguson Enterprises, Inc.	25,689	4,628,459
Lululemon Athletica, Inc. *	4,240	1,756,208
		7,275,389
Total Common Stocks (Cost $2,366,194,205)		2,918,019,195

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	26,574	2,019,171
Dr. Ing hc F Porsche AG	7,398	471,025
FUCHS SE	16,963	771,019
Henkel AG & Co. KGaA	21,555	1,883,257
Volkswagen AG	164,763	16,800,208
		21,944,680

Italy 0.1%
Telecom Italia SpA *	5,614,355	1,792,666

Republic of Korea 0.3%
Hanwha Corp. *	22,776	240,510
Hyundai Motor Co.	6,587	726,067
Hyundai Motor Co. 2nd	10,760	1,224,365
LG Chem Ltd. *	2,348	223,468
Samsung Electronics Co. Ltd.	209,757	6,156,468
Samsung Fire & Marine Insurance Co. Ltd.	303	59,128
		8,630,006

Spain 0.0%
Grifols SA, B Shares *	59,019	404,239
Total Preferred Stocks (Cost $36,606,742)		32,771,591

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/07/25, strike EUR 0.45 *	55,260	27,288
Total Rights (Cost $26,093)		27,288
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	1,385
Total Warrants (Cost $0)		1,385

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	4,209,537	4,209,537
Total Short-Term Investments (Cost $4,209,537)		4,209,537
Total Investments in Securities (Cost $2,407,036,577)		2,955,028,996

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	87	10,311,675	139,869

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,986,613.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

EUR —	Euro

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$412,959,345	$—	$412,959,345
Belgium	108,016	17,055,958	—	17,163,974
Canada	244,514,505	—	—	244,514,505
Finland	833,732	28,896,259	—	29,729,991
France	955,201	245,313,214	—	246,268,415
Germany	5,621,807	231,999,576	—	237,621,383
Hong Kong	858,947	33,855,234	—	34,714,181
Ireland	17,665,985	12,811,098	—	30,477,083
Israel	3,953,671	7,428,242	—	11,381,913
Japan	1,810,230	759,331,823	—	761,142,053
Jersey	2,047,501	27,426,411	—	29,473,912
Luxembourg	814,457	12,742,203	—	13,556,660
Mauritius	650,070	—	—	650,070
Netherlands	17,085,089	71,610,177	—	88,695,266
New Zealand	631,756	734,557	—	1,366,313
Norway	6,281,348	15,816,559	—	22,097,907
Portugal	1,010,851	3,879,579	—	4,890,430
Singapore	683,367	21,724,652	—	22,408,019
Spain	199,669	85,096,213	221,847	85,517,729
Sweden	3,689,860	53,948,489	—	57,638,349
Switzerland	3,256,327	146,123,722	—	149,380,049
United Kingdom	11,026,840	398,069,419	—	409,096,259
United States	2,646,930	4,628,459	—	7,275,389
Preferred Stocks[1]	—	10,826,911	—	10,826,911
Germany	1,883,257	20,061,423	—	21,944,680
Rights[1]	27,288	—	—	27,288
Warrants
Canada	—	—	1,385	1,385
Short-Term Investments[1]	4,209,537	—	—	4,209,537
Futures Contracts[2]	139,869	—	—	139,869
Total	$332,606,110	$2,622,339,523	$223,232	$2,955,168,865

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Small Equity Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 4.9%
Accent Group Ltd.	2,052	2,780
ALS Ltd.	47,381	477,682
Amotiv Ltd.	19,463	129,541
AMP Ltd.	537,074	591,753
Ansell Ltd.	36,284	788,888
ARB Corp. Ltd.	6,695	162,267
ASX Ltd.	11,932	467,847
Austal Ltd. *	121,068	286,763
Bank of Queensland Ltd.	130,284	561,222
Bapcor Ltd.	100,256	308,366
Beach Energy Ltd.	483,458	453,259
Bega Cheese Ltd.	87,236	312,082
Bendigo & Adelaide Bank Ltd.	90,889	762,724
Breville Group Ltd.	9,853	232,097
Brickworks Ltd.	6,545	105,391
CAR Group Ltd.	11,226	279,745
Challenger Ltd.	69,442	269,716
Champion Iron Ltd.	82,497	280,301
Charter Hall Group	41,492	398,947
Charter Hall Retail REIT	9,603	19,285
Cleanaway Waste Management Ltd.	270,560	463,274
Cochlear Ltd.	2,434	479,064
Collins Foods Ltd.	25,006	116,227
Credit Corp. Group Ltd.	12,105	115,487
Cromwell Property Group	468,928	112,986
Deterra Royalties Ltd.	4,329	10,826
Dexus	120,347	536,783
Domino's Pizza Enterprises Ltd.	10,182	188,355
Eagers Automotive Ltd.	68,538	544,799
Elders Ltd.	51,769	228,070
Evolution Mining Ltd.	274,460	953,773
EVT Ltd.	4,813	34,893
FleetPartners Group Ltd. *	106,295	184,738
Flight Centre Travel Group Ltd.	13,407	147,790
G8 Education Ltd.	416,480	359,907
GPT Group	167,993	476,906
GrainCorp Ltd., Class A	104,775	487,200
Harvey Norman Holdings Ltd.	171,747	549,701
Healius Ltd. *	401,291	354,611
Helia Group Ltd.	64,351	192,220
HomeCo Daily Needs REIT	3,063	2,240
IDP Education Ltd.	11,523	94,410
IGO Ltd.	76,897	231,226
Iluka Resources Ltd.	85,841	231,891
Inghams Group Ltd.	97,629	194,291
Insignia Financial Ltd.	143,500	390,020
IPH Ltd.	24,483	75,591
IRESS Ltd. *	30,772	178,137
Johns Lyng Group Ltd.	3,290	7,534
Lottery Corp. Ltd.	106,508	331,115
Lynas Rare Earths Ltd. *	37,294	144,553
Magellan Financial Group Ltd.	57,889	372,934
McMillan Shakespeare Ltd.	3,534	33,621
Monadelphous Group Ltd.	29,530	286,486
Myer Holdings Ltd.	101,294	57,155
National Storage REIT	15,238	21,061
New Hope Corp. Ltd.	84,555	252,091
SECURITY	NUMBER OF SHARES	VALUE ($)
nib holdings Ltd.	85,220	303,310
Nickel Industries Ltd.	215,066	100,277
Nine Entertainment Co. Holdings Ltd.	479,249	399,964
NRW Holdings Ltd.	178,592	376,078
Nufarm Ltd.	133,827	299,579
oOh!media Ltd.	180,122	129,825
Orora Ltd.	363,021	528,353
Perenti Ltd.	474,722	410,781
Perpetual Ltd.	16,942	223,780
Perseus Mining Ltd.	141,797	247,424
Pilbara Minerals Ltd. *	5,049	7,082
Platinum Asset Management Ltd.	54,899	23,078
Premier Investments Ltd.	12,286	179,962
Qantas Airways Ltd. *	111,576	646,568
Qube Holdings Ltd.	200,290	514,008
Ramelius Resources Ltd.	142,306	214,446
REA Group Ltd.	1,352	207,367
Reece Ltd.	25,707	376,608
Region RE Ltd.	114,691	154,026
Regis Resources Ltd. *	249,449	464,828
Reliance Worldwide Corp. Ltd.	110,161	366,796
Resolute Mining Ltd. *	19,521	4,933
Ridley Corp. Ltd.	63,525	110,977
Sandfire Resources Ltd. *	56,661	343,635
SEEK Ltd.	24,166	339,768
SGH Ltd.	19,543	576,580
Sigma Healthcare Ltd.	327,597	579,072
SmartGroup Corp. Ltd.	17,662	87,097
Star Entertainment Group Ltd. *	1,755,743	128,513
Steadfast Group Ltd.	51,491	184,978
Super Retail Group Ltd.	45,881	442,021
Tabcorp Holdings Ltd.	580,903	242,572
TPG Telecom Ltd.	113,492	307,451
Ventia Services Group Pty. Ltd.	81,102	190,654
Vicinity Ltd.	559,249	757,934
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co. Ltd.	3,750	79,123
Waypoint REIT Ltd.	16,324	24,466
West African Resources Ltd. *	12,839	12,998
Westgold Resources Ltd.	81,030	127,648
Yancoal Australia Ltd.	19,059	75,973
		27,123,155

Austria 0.6%
ANDRITZ AG	13,235	749,375
AT&S Austria Technologie & Systemtechnik AG *	10,723	146,726
EVN AG	7,150	172,372
Kontron AG	7,494	152,444
Lenzing AG *	8,137	211,033
Mayr Melnhof Karton AG	4,824	386,634
Oesterreichische Post AG	7,483	226,050
Palfinger AG	5,191	122,781
Schoeller-Bleckmann Oilfield Equipment AG	300	10,701
Strabag SE	6,964	340,994
Telekom Austria AG	30,881	257,890
UNIQA Insurance Group AG	29,209	247,066

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	3,206	246,450
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,526	286,132
		3,556,648

Belgium 1.0%
Ackermans & van Haaren NV	3,787	734,930
Aedifica SA	2,527	152,243
Azelis Group NV	11,721	240,115
Barco NV	15,914	157,979
Bekaert SA	15,836	552,832
bpost SA	137,394	264,662
Cofinimmo SA	4,028	227,093
Colruyt Group NV	10,145	373,617
Deme Group NV	944	132,481
D'ieteren Group	1,924	322,726
Elia Group SA	4,041	272,691
Fagron	7,614	151,025
KBC Ancora	3,771	202,779
Lotus Bakeries NV	4	42,668
Melexis NV	2,618	157,789
Ontex Group NV *	32,445	275,326
Recticel SA	3,113	32,591
Sofina SA	556	138,581
Solvay SA	13,762	420,618
Tessenderlo Group SA	4,847	105,845
Titan Cement International SA	5,107	244,238
Warehouses De Pauw CVA	7,723	165,890
		5,368,719

Canada 7.9%
ADENTRA, Inc.	6,168	146,757
Advantage Energy Ltd. *	28,052	178,154
Aecon Group, Inc.	28,252	465,764
Ag Growth International, Inc.	686	18,517
Air Canada *	31,091	419,510
Alamos Gold, Inc., Class A	22,756	475,835
Algoma Steel Group, Inc.	62,317	507,678
Allied Properties Real Estate Investment Trust	24,588	294,038
Altus Group Ltd.	996	40,673
Aritzia, Inc. *	6,819	327,965
Artis Real Estate Investment Trust	35,010	184,282
Athabasca Oil Corp. *	37,068	123,955
ATS Corp. *	6,441	174,215
AutoCanada, Inc. *	3,775	51,559
Badger Infrastructure Solutions Ltd.	5,722	155,516
Bausch & Lomb Corp. *	6,326	109,340
Baytex Energy Corp.	158,044	379,519
Birchcliff Energy Ltd.	80,482	316,202
Bird Construction, Inc.	5,476	89,147
BlackBerry Ltd. *	8,589	37,941
Boardwalk Real Estate Investment Trust	3,122	134,581
Bombardier, Inc., Class B *	9,280	543,065
Boralex, Inc., Class A	9,973	177,316
Boyd Group Services, Inc.	1,968	322,753
Brookfield Business Corp., Class A	8,263	196,718
Brookfield Infrastructure Corp., Class A	14,658	611,897
Brookfield Renewable Corp.	14,452	385,029
Brookfield Wealth Solutions Ltd.	4,413	269,666
BRP, Inc.	6,316	302,035
CAE, Inc. *	36,036	849,729
Cameco Corp.	9,503	469,935
Canaccord Genuity Group, Inc.	31,228	211,431
Canada Goose Holdings, Inc. *	2,104	23,047
Canadian Apartment Properties REIT	15,527	432,792
Canadian Solar, Inc. *(b)	27,958	288,247
SECURITY	NUMBER OF SHARES	VALUE ($)
Canadian Utilities Ltd., Class A	22,291	520,714
Canadian Western Bank	14,242	567,191
Canfor Corp. *	57,005	591,878
Capital Power Corp.	20,813	762,148
Capstone Copper Corp. *	33,060	185,164
Cardinal Energy Ltd.	20,443	88,898
Cargojet, Inc.	1,602	131,260
Cascades, Inc.	68,448	605,193
Celestica, Inc. *	17,895	2,209,309
Centerra Gold, Inc.	88,615	554,244
CES Energy Solutions Corp.	50,034	296,414
Chartwell Retirement Residences	27,988	309,084
Chemtrade Logistics Income Fund	38,405	272,708
China Gold International Resources Corp. Ltd. *	30,100	171,714
Choice Properties Real Estate Investment Trust	26,255	233,402
Chorus Aviation, Inc. *	18,048	35,392
CI Financial Corp.	46,556	998,487
Cineplex, Inc. *	5,068	38,323
Cogeco Communications, Inc.	11,027	463,963
Cogeco, Inc.	1,386	50,811
Colliers International Group, Inc.	2,062	293,392
Crombie Real Estate Investment Trust	23,083	213,462
CT Real Estate Investment Trust	8,454	83,124
Curaleaf Holdings, Inc. *	31,417	40,856
Definity Financial Corp.	4,856	190,952
Descartes Systems Group, Inc. *	1,838	212,754
Doman Building Materials Group Ltd.	9,385	51,079
Dream Industrial Real Estate Investment Trust	14,693	118,082
Dundee Precious Metals, Inc.	29,516	299,151
Eldorado Gold Corp. *	21,143	321,797
Element Fleet Management Corp.	33,335	654,842
Enerflex Ltd.	48,920	463,164
Enghouse Systems Ltd.	6,013	114,149
Ensign Energy Services, Inc. *	29,156	63,394
EQB, Inc.	2,201	164,104
Equinox Gold Corp. *	38,175	230,361
ERO Copper Corp. *	7,563	101,267
Exchange Income Corp.	7,605	292,667
Fiera Capital Corp.	24,358	131,565
First Capital Real Estate Investment Trust	37,372	427,373
First Majestic Silver Corp.	1,488	8,477
FirstService Corp.	2,231	405,735
Fortuna Mining Corp. *	39,129	198,156
GFL Environmental, Inc.	13,486	581,809
Gibson Energy, Inc.	43,296	730,463
goeasy Ltd.	1,322	160,940
Granite Real Estate Investment Trust	3,891	187,917
H&R Real Estate Investment Trust	74,728	480,756
Hudbay Minerals, Inc.	54,224	446,970
IAMGOLD Corp. *	86,449	537,722
IGM Financial, Inc.	17,692	567,639
Innergex Renewable Energy, Inc.	32,577	163,182
Interfor Corp. *	44,289	518,053
International Petroleum Corp. *(c)	10,191	134,047
International Petroleum Corp. *(c)	6,539	85,081
Kelt Exploration Ltd. *	6,221	29,450
Killam Apartment Real Estate Investment Trust	11,499	130,786
Labrador Iron Ore Royalty Corp.	4,996	104,880
Lassonde Industries, Inc., Class A	903	113,127
Laurentian Bank of Canada	13,398	258,124
Leon's Furniture Ltd.	5,480	97,960
Major Drilling Group International, Inc. *	902	5,220
Maple Leaf Foods, Inc.	21,840	320,984
Martinrea International, Inc.	58,681	354,908
Mattr Corp. *	14,881	119,593

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MDA Space Ltd. *	601	9,536
Mullen Group Ltd.	29,716	304,654
NagaCorp Ltd. *	252,000	93,257
NFI Group, Inc. *	25,657	212,197
North American Construction Group Ltd.	483	9,172
North West Co., Inc.	13,464	430,225
NorthWest Healthcare Properties Real Estate Investment Trust	46,407	144,328
NuVista Energy Ltd. *	25,256	226,085
Obsidian Energy Ltd. *	23,951	123,269
OceanaGold Corp.	151,005	450,932
Pan American Silver Corp.	29,664	688,047
Paramount Resources Ltd., Class A	10,303	204,025
Parex Resources, Inc.	48,977	466,736
Pason Systems, Inc.	12,193	110,742
Peyto Exploration & Development Corp.	27,698	299,021
PrairieSky Royalty Ltd.	2,516	46,846
Precision Drilling Corp. *	4,698	273,957
Premium Brands Holdings Corp.	8,382	453,257
Quebecor, Inc., Class B	3,440	76,358
RB Global, Inc.	7,237	647,090
Richelieu Hardware Ltd.	9,716	274,630
RioCan Real Estate Investment Trust	43,051	547,413
Russel Metals, Inc.	20,224	565,941
Secure Waste Infrastructure Corp.	44,298	457,808
Shopify, Inc., Class A *	9,177	1,070,982
Sienna Senior Living, Inc.	13,778	148,175
SmartCentres Real Estate Investment Trust	17,255	291,590
Spartan Delta Corp. *	1,994	5,214
Spin Master Corp.	5,649	119,599
SSR Mining, Inc. *	77,615	621,625
Stantec, Inc.	8,729	675,509
Stella-Jones, Inc.	10,273	495,714
Superior Plus Corp.	70,405	291,628
Tamarack Valley Energy Ltd.	49,916	151,464
Teekay Tankers Ltd., Class A	2,592	108,657
TELUS International CDA, Inc. *	37,443	144,274
TMX Group Ltd.	14,534	449,815
Torex Gold Resources, Inc. *	26,201	555,803
TransAlta Corp.	56,273	647,003
Transcontinental, Inc., Class A	50,936	640,665
Trican Well Service Ltd.	47,176	149,966
Wajax Corp.	9,129	130,652
Westshore Terminals Investment Corp.	1,819	29,262
Whitecap Resources, Inc.	9,745	64,169
Winpak Ltd.	5,192	154,472
		44,072,383

China 0.9%
AAC Technologies Holdings, Inc.	71,500	372,545
Alibaba Health Information Technology Ltd. *	310,000	144,757
Bosideng International Holdings Ltd.	358,000	173,295
Budweiser Brewing Co. APAC Ltd.	274,700	251,493
China Medical System Holdings Ltd.	299,000	269,877
China Water Affairs Group Ltd.	318,000	183,840
Chow Tai Fook Jewellery Group Ltd.	420,400	379,408
ESR Group Ltd.	8,200	12,607
FIH Mobile Ltd. *	1,830,000	188,591
Health & Happiness H&H International Holdings Ltd.	79,000	82,955
Hopson Development Holdings Ltd. *	664,000	254,589
Jinchuan Group International Resources Co. Ltd.	1,012,000	67,932
JOYY, Inc., ADR *	15,255	661,304
Kerry Logistics Network Ltd.	211,500	178,333
Lee & Man Paper Manufacturing Ltd.	782,000	225,226
Nexteer Automotive Group Ltd.	153,000	70,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Powerlong Real Estate Holdings Ltd. *(b)	1,291,000	76,111
Shangri-La Asia Ltd.	140,000	91,454
Theme International Holdings Ltd.	160,000	8,139
Towngas Smart Energy Co. Ltd. *	315,000	122,348
VSTECS Holdings Ltd.	566,000	342,859
Want Want China Holdings Ltd.	735,000	449,187
Xinyi Glass Holdings Ltd.	415,000	384,117
		4,991,865

Cyprus 0.0%
Frontline PLC (c)	10,594	183,488
Frontline PLC (c)	1,933	33,909
		217,397

Denmark 1.5%
Alm Brand AS	142,923	297,816
Ambu AS, Class B	261	4,858
D/S Norden AS	12,534	356,368
Demant AS *	8,317	333,916
Dfds AS	13,672	203,207
FLSmidth & Co. AS	9,033	468,909
Genmab AS *	2,557	502,596
GN Store Nord AS *	20,106	411,770
H Lundbeck AS	60,254	369,232
H Lundbeck AS, Class A	2,038	10,185
ISS AS	43,085	814,261
Jyske Bank AS	5,985	432,865
Matas AS	2,414	46,365
Netcompany Group AS *	2,649	107,785
NKT AS *	3,521	235,379
Novonesis (Novozymes) B, Class B	6,862	393,419
Per Aarsleff Holding AS	6,068	390,991
Ringkjoebing Landbobank AS	1,093	178,277
Rockwool AS, B Shares	382	135,272
Royal Unibrew AS	6,092	421,118
Scandinavian Tobacco Group AS, A Shares	30,403	437,027
Schouw & Co. AS	4,181	324,791
Solar AS, B Shares	786	33,033
Spar Nord Bank AS	9,729	281,322
Sydbank AS	7,363	391,217
Tryg AS	27,974	566,713
		8,148,692

Faeroe Islands 0.0%
Bakkafrost P/F	1,315	75,110

Finland 1.3%
Cargotec OYJ, B Shares	5,333	265,196
Finnair OYJ *	52,481	135,256
Fiskars OYJ Abp	5,899	93,997
Huhtamaki OYJ	14,735	544,051
Kalmar OYJ, B Shares *	4,534	152,428
Kemira OYJ	25,267	557,791
Kojamo OYJ *	18,005	187,059
Konecranes OYJ	10,336	621,805
Mandatum OYJ	89,997	444,875
Metsa Board OYJ, B Shares	53,937	269,665
Metso OYJ	64,604	641,241
Nokian Renkaat OYJ	85,163	708,771
Orion OYJ, B Shares	14,373	780,419
Sanoma OYJ	25,495	220,316
Terveystalo OYJ	17,210	209,602
TietoEVRY OYJ	33,919	653,883
Tokmanni Group Corp.	16,001	231,855

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valmet OYJ	23,154	631,275
YIT OYJ *	39,402	103,661
		7,453,146

France 3.6%
Aeroports de Paris SA	4,074	464,240
Air France-KLM *(b)	58,227	481,899
Altarea SCA	894	93,486
Alten SA	5,597	514,838
Amundi SA	10,602	746,336
Beneteau SACA	13,111	124,991
BioMerieux	4,393	533,179
Carmila SA	10,994	190,466
Chargeurs SA *	107	1,188
Cie de L'Odet SE	178	277,355
Clariane SE *	70,397	157,949
Coface SA	22,445	361,920
Constellium SE, Class A *	28,421	282,221
Covivio SA	9,050	480,946
Criteo SA, ADR *	10,768	409,076
Dassault Aviation SA	1,480	333,966
Derichebourg SA	65,989	367,866
Edenred SE	14,778	509,844
Elior Group SA *	38,558	104,360
Emeis SA *(b)	36,535	240,674
Eramet SA	3,283	183,280
Euroapi SA *	1,664	5,569
Eutelsat Communications SACA *(b)	112,350	201,635
Fnac Darty SA	5,380	164,646
Gaztransport Et Technigaz SA	1,847	282,149
Gecina SA	5,981	583,898
Getlink SE	21,987	351,733
ICADE	14,957	351,685
ID Logistics Group SACA *	240	100,389
Imerys SA	14,660	404,066
Ipsen SA	4,117	508,209
IPSOS SA	8,952	423,599
JCDecaux SE *	22,126	370,498
La Francaise des Jeux SACA	9,525	361,928
LISI SA	4,119	117,170
Mercialys SA	22,253	244,280
Mersen SA	5,763	130,204
Metropole Television SA	25,490	327,885
Nexans SA	5,817	567,595
Nexity SA *	50,597	677,747
Opmobility	45,719	517,367
Quadient SA	17,578	332,604
Remy Cointreau SA	2,908	166,674
Sartorius Stedim Biotech	1,300	299,752
SEB SA	1,588	151,082
SMCP SA *	8,476	27,969
Societe BIC SA	6,662	439,550
Societe LDC SADIR	1,941	130,481
SOITEC *	1,925	167,804
Sopra Steria Group	3,234	601,240
SPIE SA	21,942	731,270
Television Francaise 1 SA	56,181	443,011
Trigano SA	2,278	312,174
Ubisoft Entertainment SA *	30,298	349,589
Vallourec SACA *	25,124	477,216
Verallia SA	14,903	458,715
Vicat SACA	9,718	405,297
Virbac SACA	507	170,189
Viridien *	2,038	117,536
Worldline SA *	61,402	543,368
		19,877,853

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 3.6%
1&1 AG	22,284	282,495
AIXTRON SE	7,285	101,216
Auto1 Group SE *	34,123	659,484
BayWa AG *(b)	18,554	173,616
Bechtle AG	16,278	546,352
Bilfinger SE	8,353	429,637
BRANICKS Group AG *	8,586	22,401
CANCOM SE	10,360	272,045
Carl Zeiss Meditec AG, Bearer Shares	3,526	214,801
Ceconomy AG *	166,573	514,942
Cewe Stiftung & Co. KGaA	1,178	124,894
CompuGroup Medical SE & Co. KGaA	6,115	146,228
CTS Eventim AG & Co. KGaA	2,162	210,820
Delivery Hero SE *	8,859	228,953
Deutsche Pfandbriefbank AG *	61,330	348,074
Deutsche Wohnen SE	1,614	40,385
Deutz AG	67,745	327,699
Duerr AG	16,717	411,755
DWS Group GmbH & Co. KGaA	6,809	336,036
Evotec SE *	17,615	158,068
Fielmann Group AG	3,592	163,134
Fraport AG Frankfurt Airport Services Worldwide *	6,322	376,604
Gerresheimer AG	4,649	325,617
Grenke AG (b)	6,700	116,470
Heidelberger Druckmaschinen AG *	25,624	32,230
Hella GmbH & Co. KGaA	1,089	101,509
HelloFresh SE *	80,082	881,113
Hensoldt AG	3,235	130,070
HOCHTIEF AG	3,882	561,856
Hornbach Holding AG & Co. KGaA	6,438	493,763
HUGO BOSS AG	12,567	588,739
Indus Holding AG	11,355	243,250
Jenoptik AG	7,834	175,690
JOST Werke SE	3,677	176,925
Kloeckner & Co. SE	111,463	566,917
Knorr-Bremse AG	7,791	615,797
Krones AG	2,778	379,068
LEG Immobilien SE	6,985	575,620
METRO AG	114,159	455,950
Mutares SE & Co. KGaA	6,420	177,500
Nemetschek SE	1,514	180,894
Nordex SE *	14,153	163,394
Norma Group SE	4,647	79,929
ProSiebenSat.1 Media SE	72,284	415,301
Rational AG	240	213,271
SAF-Holland SE	13,479	231,167
Salzgitter AG (b)	23,656	436,640
Sartorius AG	47	10,807
Schaeffler AG *	79,838	355,812
Scout24 SE	4,649	452,078
Siltronic AG	6,238	285,239
Sixt SE	4,170	338,644
Stabilus SE	6,533	215,829
Stroeer SE & Co. KGaA	5,344	315,864
Suedzucker AG	23,048	253,685
TAG Immobilien AG *	32,512	483,176
Takkt AG	9,362	79,348
Talanx AG	9,492	806,258
TeamViewer SE *	9,490	112,387
Traton SE	13,870	427,905
TUI AG *	44,121	373,234
United Internet AG	27,218	456,466
Verbio SE (b)	25	238
Wacker Chemie AG	6,142	420,909

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wacker Neuson SE	8,022	136,048
Wuestenrot & Wuerttembergische AG	17,084	217,992
		20,150,238

Gibraltar 0.0%
Evoke PLC *	29,006	25,373

Guernsey 0.0%
Burford Capital Ltd.	9,451	133,823
Mapeley Ltd. *(a)	2,199	0
Sirius Real Estate Ltd.	130,072	129,263
		263,086

Hong Kong 2.3%
ASMPT Ltd.	61,500	567,908
Bank of East Asia Ltd.	254,200	321,669
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Cafe de Coral Holdings Ltd.	126,000	122,658
Cathay Pacific Airways Ltd.	248,363	335,329
CITIC Telecom International Holdings Ltd.	140,000	39,427
CK Infrastructure Holdings Ltd.	30,500	207,700
Cowell e Holdings, Inc. *	57,000	188,215
CTF Services Ltd.	234,000	220,454
Dah Sing Financial Holdings Ltd.	49,200	175,636
DFI Retail Group Holdings Ltd.	94,300	221,238
Fortune Real Estate Investment Trust	278,000	142,766
Futu Holdings Ltd., ADR	3,239	313,049
Giordano International Ltd.	38,000	7,510
Grand Pharmaceutical Group Ltd.	202,000	109,555
Hang Lung Group Ltd.	287,000	380,451
Hang Lung Properties Ltd.	431,614	341,424
Henderson Land Development Co. Ltd.	203,000	563,015
HK Electric Investments & HK Electric Investments Ltd.	299,000	200,820
HKBN Ltd.	632,500	428,489
Hongkong Land Holdings Ltd.	159,300	693,181
Hysan Development Co. Ltd.	140,000	202,431
Johnson Electric Holdings Ltd.	194,500	257,896
Kerry Properties Ltd.	315,500	620,580
Kingboard Laminates Holdings Ltd.	295,500	296,353
Luk Fook Holdings International Ltd.	144,000	264,786
Man Wah Holdings Ltd.	389,200	235,955
Melco International Development Ltd. *	91,000	50,635
Melco Resorts & Entertainment Ltd., ADR *	54,682	323,171
MMG Ltd. *	320,000	105,385
Nine Dragons Paper Holdings Ltd. *	1,265,000	514,183
PAX Global Technology Ltd.	216,000	132,784
PCCW Ltd.	970,000	563,932
Sino Biopharmaceutical Ltd.	1,502,000	546,022
Sino Land Co. Ltd.	570,000	546,647
SJM Holdings Ltd. *	411,500	129,357
Skyworth Group Ltd.	768,000	265,284
Stella International Holdings Ltd.	123,000	278,143
Sun Art Retail Group Ltd.	542,000	118,549
Swire Properties Ltd.	151,800	299,770
Texhong International Group Ltd.	100,000	50,822
United Energy Group Ltd.	2,704,000	129,093
United Laboratories International Holdings Ltd.	184,000	273,531
Vitasoy International Holdings Ltd.	188,000	216,270
VTech Holdings Ltd.	45,300	298,675
Wharf Holdings Ltd.	160,000	390,149
		12,690,897

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.1%
First Pacific Co. Ltd.	1,174,000	649,992

Iraq 0.0%
Gulf Keystone Petroleum Ltd.	20,663	43,708

Ireland 0.5%
AIB Group PLC	120,870	710,739
Alkermes PLC *	4,594	144,849
C&C Group PLC	36,532	66,042
Cairn Homes PLC (c)	119,824	285,281
Cairn Homes PLC (c)	39,894	93,983
Cimpress PLC *	1,988	132,162
Dalata Hotel Group PLC	27,820	136,654
Dole PLC	26,056	354,883
Glenveagh Properties PLC *	3,885	6,876
Grafton Group PLC	46,374	530,710
Greencore Group PLC	62,904	151,466
Irish Continental Group PLC	6,546	34,769
Kenmare Resources PLC	3,074	11,472
Uniphar PLC	50,475	124,688
		2,784,574

Isle Of Man 0.0%
Playtech PLC *	17,855	162,717

Israel 2.4%
Alony Hetz Properties & Investments Ltd.	22,109	199,282
Ashtrom Group Ltd. *	9,139	157,621
Azrieli Group Ltd.	2,316	191,894
Bezeq The Israeli Telecommunication Corp. Ltd.	452,720	718,563
Cellcom Israel Ltd. *	43,229	284,217
Clal Insurance Enterprises Holdings Ltd.	12,890	337,246
Danel Adir Yeoshua Ltd.	89	10,330
Delek Automotive Systems Ltd. *	31,138	271,965
Delek Group Ltd.	3,370	492,189
Delta Galil Ltd.	2,479	140,721
Elbit Systems Ltd.	2,169	654,659
Elco Ltd.	3,337	149,787
Electra Ltd.	263	147,755
Equital Ltd. *	4,759	191,403
Fattal Holdings 1998 Ltd. *	37	5,168
FIBI Holdings Ltd.	5,478	309,608
First International Bank of Israel Ltd.	6,726	357,133
Formula Systems 1985 Ltd.	2,298	211,391
Fox Wizel Ltd.	1,602	132,623
G City Ltd.	55,944	209,601
Harel Insurance Investments & Financial Services Ltd.	28,990	459,785
Isracard Ltd.	40,646	187,171
Israel Corp. Ltd.	2,701	792,208
Melisron Ltd.	1,414	133,770
Migdal Insurance & Financial Holdings Ltd.	6,470	13,299
Mivne Real Estate KD Ltd.	56,185	168,388
Mizrahi Tefahot Bank Ltd.	16,654	792,706
Nice Ltd. *	3,337	557,791
Nova Ltd. *	43	10,330
Oil Refineries Ltd.	2,436,090	718,319
Partner Communications Co. Ltd. *	34,850	243,373
Paz Retail & Energy Ltd.	2,966	426,675
Phoenix Financial Ltd.	35,245	595,339
Plus500 Ltd.	22,901	803,577
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,123	159,022

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shikun & Binui Ltd. *	67,302	222,832
Shufersal Ltd.	76,554	793,258
Strauss Group Ltd.	9,567	193,389
Tower Semiconductor Ltd. *	15,251	714,989
		13,159,377

Italy 2.0%
ACEA SpA	14,949	286,012
Alitalia - Linee Aeree Italiane SpA *(a)	14,782	0
Amplifon SpA	8,881	237,334
Anima Holding SpA	56,117	385,048
Azimut Holding SpA	19,314	504,986
Banca Generali SpA	8,485	424,872
Banca Mediolanum SpA	27,507	369,306
Banca Monte dei Paschi di Siena SpA	59,574	381,704
Banca Popolare di Sondrio SpA	52,354	483,424
BFF Bank SpA	24,005	205,823
Brunello Cucinelli SpA	72	9,257
Buzzi SpA	16,049	657,438
CIR SpA-Compagnie Industriali *	267,578	166,274
Credito Emiliano SpA	3,777	44,342
Danieli & C Officine Meccaniche SpA	3,510	91,604
De' Longhi SpA	8,753	307,742
DiaSorin SpA	2,034	217,857
doValue SpA *(b)	4,948	8,531
Enav SpA	47,770	170,897
ERG SpA	8,428	170,804
Esprinet SpA *	10,493	51,662
FinecoBank Banca Fineco SpA	36,946	701,425
Infrastrutture Wireless Italiane SpA	17,425	181,162
Interpump Group SpA	8,937	421,620
Iren SpA	285,947	618,837
Italgas SpA	114,364	683,213
Maire SpA	22,180	218,390
Nexi SpA *	49,610	251,936
OVS SpA	76,459	273,501
Piaggio & C SpA	58,842	131,356
Pirelli & C SpA	81,073	487,863
PRADA SpA	38,700	310,279
Recordati Industria Chimica e Farmaceutica SpA	8,368	508,474
Reply SpA	1,815	299,177
Saipem SpA *	81,771	199,534
Salvatore Ferragamo SpA	19,093	152,074
Sesa SpA	1,013	71,494
SOL SpA	2,984	121,657
Technogym SpA	14,494	168,601
Webuild SpA	95,947	292,211
		11,267,721

Japan 34.4%
77 Bank Ltd.	8,700	266,931
ABC-Mart, Inc.	17,600	367,345
Acom Co. Ltd.	117,600	290,003
Activia Properties, Inc.	80	174,072
Adastria Co. Ltd.	9,380	200,465
ADEKA Corp.	32,900	613,161
Advance Residence Investment Corp.	222	204,325
Aeon Delight Co. Ltd.	9,400	247,421
AEON Financial Service Co. Ltd.	44,000	355,551
Aeon Hokkaido Corp.	6,400	36,868
Aeon Mall Co. Ltd.	32,030	404,276
AEON REIT Investment Corp.	237	191,404
Ahresty Corp.	1,500	5,866
Ai Holdings Corp.	1,600	20,482
Aica Kogyo Co. Ltd.	18,100	377,673
Aichi Steel Corp.	3,100	138,350
SECURITY	NUMBER OF SHARES	VALUE ($)
Aida Engineering Ltd.	6,300	32,884
Aiful Corp.	76,500	166,518
Ain Holdings, Inc.	12,600	380,191
Aisan Industry Co. Ltd.	16,700	205,203
Alconix Corp.	6,500	63,576
Alpen Co. Ltd.	3,200	43,953
Amano Corp.	14,600	381,901
ANA Holdings, Inc.	7,300	136,941
Anritsu Corp.	47,600	437,466
AOKI Holdings, Inc.	20,500	173,470
Aoyama Trading Co. Ltd.	30,200	425,319
Aozora Bank Ltd.	27,300	421,366
Arata Corp.	29,000	591,077
ARCLANDS Corp.	18,700	207,103
Arcs Co. Ltd.	40,700	707,233
ARE Holdings, Inc.	27,300	337,652
Ariake Japan Co. Ltd.	900	30,134
Artience Co. Ltd.	18,400	366,047
As One Corp.	8,560	139,933
Asahi Intecc Co. Ltd.	12,900	216,290
Asanuma Corp.	8,900	36,927
Asics Corp.	47,600	1,061,010
ASKUL Corp.	12,000	131,549
Autobacs Seven Co. Ltd.	36,800	352,827
Avex, Inc.	4,900	45,524
Awa Bank Ltd.	2,100	38,209
Axial Retailing, Inc.	44,700	256,536
Azbil Corp.	88,600	667,397
Bando Chemical Industries Ltd.	12,900	157,557
BayCurrent, Inc.	6,200	264,380
Belc Co. Ltd.	5,600	226,745
Bell System24 Holdings, Inc.	2,700	21,972
Belluna Co. Ltd.	8,300	46,923
Bic Camera, Inc.	51,600	555,351
BIPROGY, Inc.	16,200	500,559
BML, Inc.	12,200	223,641
Bunka Shutter Co. Ltd.	25,000	300,678
C Uyemura & Co. Ltd.	500	33,145
Calbee, Inc.	21,900	417,621
Canon Electronics, Inc.	2,300	37,659
Canon Marketing Japan, Inc.	18,200	597,715
Capcom Co. Ltd.	16,100	367,598
Casio Computer Co. Ltd.	85,300	709,177
Cawachi Ltd.	2,800	47,964
Central Glass Co. Ltd.	19,000	401,964
Chiba Bank Ltd.	72,500	617,457
Chori Co. Ltd.	500	11,141
Chudenko Corp.	11,600	241,493
Chugin Financial Group, Inc.	18,200	199,798
Chugoku Marine Paints Ltd.	10,700	162,418
Citizen Watch Co. Ltd.	85,900	520,479
CKD Corp.	15,700	255,458
Colowide Co. Ltd.	10,800	118,815
Comforia Residential REIT, Inc.	13	22,738
Concordia Financial Group Ltd.	141,500	821,609
Cosmos Pharmaceutical Corp.	12,840	600,943
Create SD Holdings Co. Ltd.	10,900	198,714
Credit Saison Co. Ltd.	35,300	832,096
CTI Engineering Co. Ltd.	200	3,418
CyberAgent, Inc.	115,600	860,674
Daicel Corp.	63,900	565,430
Dai-Dan Co. Ltd.	7,800	184,912
Daido Steel Co. Ltd.	59,000	469,894
Daihen Corp.	5,300	241,694
Daiho Corp.	1,300	28,720
Daiichikosho Co. Ltd.	21,200	246,798
Daiki Aluminium Industry Co. Ltd.	5,800	39,543
Daikokutenbussan Co. Ltd.	700	34,025
Daio Paper Corp.	74,400	412,348

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiseki Co. Ltd.	7,160	171,189
Daishi Hokuetsu Financial Group, Inc.	13,300	256,994
Daiwa House REIT Investment Corp.	213	335,144
Daiwa Office Investment Corp.	65	123,311
Daiwa Securities Living Investments Corp.	196	112,979
DCM Holdings Co. Ltd.	61,200	558,623
DeNA Co. Ltd.	18,386	322,783
Dexerials Corp.	17,900	233,262
DMG Mori Co. Ltd.	22,700	366,150
Doshisha Co. Ltd.	10,600	145,234
Doutor Nichires Holdings Co. Ltd.	13,200	200,726
DTS Corp.	8,500	231,833
Duskin Co. Ltd.	14,000	335,379
DyDo Group Holdings, Inc.	8,300	173,441
Eagle Industry Co. Ltd.	13,700	182,672
Earth Corp.	7,100	230,809
EDION Corp.	52,100	615,150
Eizo Corp.	11,500	163,347
Elecom Co. Ltd.	15,527	149,298
en Japan, Inc.	1,700	22,011
eRex Co. Ltd. *	5,200	26,755
Exedy Corp.	20,500	634,124
Ezaki Glico Co. Ltd.	21,300	642,202
FCC Co. Ltd.	21,800	435,203
Ferrotec Holdings Corp.	17,000	281,641
Food & Life Cos. Ltd.	14,900	333,320
Foster Electric Co. Ltd.	6,498	67,214
FP Corp.	13,560	264,275
Frontier Real Estate Investment Corp.	260	135,696
F-Tech, Inc.	200	695
Fuji Co. Ltd.	15,400	212,254
Fuji Corp.	28,938	436,987
Fuji Media Holdings, Inc.	6,000	84,629
Fuji Oil Co. Ltd.	19,500	40,218
Fuji Oil Holdings, Inc.	19,900	432,286
Fuji Seal International, Inc.	20,100	309,138
Fuji Soft, Inc.	7,400	470,686
Fujimi, Inc.	6,700	94,264
Fujitec Co. Ltd.	12,000	456,792
Fujitsu General Ltd.	19,410	344,382
Fukuda Denshi Co. Ltd.	3,900	168,832
Fukuoka Financial Group, Inc.	22,800	618,799
Fukuoka REIT Corp.	30	28,423
Fukuyama Transporting Co. Ltd.	14,999	355,306
Furukawa Co. Ltd.	13,300	169,033
Furuno Electric Co. Ltd.	300	5,109
Fuso Chemical Co. Ltd.	900	19,395
Futaba Industrial Co. Ltd.	59,300	290,233
Fuyo General Lease Co. Ltd.	2,845	212,040
Gakken Holdings Co. Ltd.	5,500	36,913
Geo Holdings Corp.	22,100	259,489
GLOBERIDE, Inc.	2,800	34,550
Glory Ltd.	24,800	421,565
GLP J-Reit	322	263,667
GMO internet group, Inc.	11,000	195,247
Godo Steel Ltd.	5,000	129,105
Goldwin, Inc.	3,500	184,615
GS Yuasa Corp.	40,300	647,911
G-Tekt Corp.	23,700	261,521
GungHo Online Entertainment, Inc.	12,750	267,378
Gunma Bank Ltd.	51,800	371,942
Gunze Ltd.	8,600	292,043
H.U. Group Holdings, Inc.	33,600	550,372
H2O Retailing Corp.	47,300	704,712
Hachijuni Bank Ltd.	48,900	320,030
Hagiwara Electric Holdings Co. Ltd.	200	4,385
Hakuto Co. Ltd.	800	23,160
Hamamatsu Photonics KK	34,800	429,484
Happinet Corp.	10,200	306,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Harmonic Drive Systems, Inc.	1,000	28,727
Hazama Ando Corp.	73,100	546,727
Heiwa Corp.	16,000	240,463
Heiwa Real Estate Co. Ltd.	4,800	139,754
Heiwado Co. Ltd.	26,700	404,653
Hikari Tsushin, Inc.	3,250	742,392
Hirata Corp.	700	24,470
Hirogin Holdings, Inc.	27,300	217,072
Hirose Electric Co. Ltd.	4,839	578,426
Hisamitsu Pharmaceutical Co., Inc.	12,200	349,783
Hogy Medical Co. Ltd.	5,600	174,826
Hokkaido Electric Power Co., Inc.	135,600	690,316
Hokkoku Financial Holdings, Inc.	3,200	111,509
Hokuetsu Corp.	41,900	394,416
Hokuhoku Financial Group, Inc.	27,200	369,964
Hokuriku Electric Power Co.	92,800	515,948
Horiba Ltd.	7,700	482,586
Hoshizaki Corp.	17,500	647,695
Hosiden Corp.	31,600	428,283
Hosokawa Micron Corp.	1,100	30,703
House Foods Group, Inc.	22,900	416,851
Hulic Co. Ltd.	76,900	677,761
Hulic Reit, Inc.	31	28,312
Hyakugo Bank Ltd.	37,600	164,825
Hyakujushi Bank Ltd.	1,800	42,029
Ibiden Co. Ltd.	3,700	108,495
Ichikoh Industries Ltd.	900	2,342
Idec Corp.	8,400	138,050
IDOM, Inc.	29,100	216,202
Iino Kaiun Kaisha Ltd.	23,600	170,275
Inaba Denki Sangyo Co. Ltd.	22,600	538,287
Inabata & Co. Ltd.	32,300	667,897
Industrial & Infrastructure Fund Investment Corp.	207	154,591
INFRONEER Holdings, Inc.	69,200	521,660
Integrated Design & Engineering Holdings Co. Ltd.	1,800	75,229
Internet Initiative Japan, Inc.	18,000	336,164
Invincible Investment Corp.	335	146,078
Iriso Electronics Co. Ltd.	1,800	30,540
Ishihara Sangyo Kaisha Ltd.	5,300	54,670
Ito En Ltd.	17,300	381,736
Itochu Enex Co. Ltd.	40,900	418,576
Itoham Yonekyu Holdings, Inc.	28,400	706,263
Itoki Corp.	300	3,119
Iyogin Holdings, Inc.	22,400	237,588
Izumi Co. Ltd.	30,100	605,400
J Front Retailing Co. Ltd.	68,700	962,560
Jaccs Co. Ltd.	11,400	280,272
JAFCO Group Co. Ltd.	16,600	242,621
Japan Airlines Co. Ltd.	8,500	139,465
Japan Airport Terminal Co. Ltd.	4,200	136,407
Japan Aviation Electronics Industry Ltd.	18,600	336,718
Japan Excellent, Inc.	173	139,814
Japan Exchange Group, Inc.	46,000	486,045
Japan Hotel REIT Investment Corp.	298	137,996
Japan Lifeline Co. Ltd.	5,200	47,664
Japan Logistics Fund, Inc.	213	123,346
Japan Metropolitan Fund Invest	786	478,489
Japan Petroleum Exploration Co. Ltd.	58,200	412,717
Japan Prime Realty Investment Corp.	104	229,034
Japan Pulp & Paper Co. Ltd.	54,200	226,358
Japan Real Estate Investment Corp.	667	469,917
Japan Steel Works Ltd.	14,200	502,234
Japan Wool Textile Co. Ltd.	24,900	213,059
Jeol Ltd.	5,700	210,077
JGC Holdings Corp.	68,600	575,970
JM Holdings Co. Ltd.	200	3,098
J-Oil Mills, Inc.	600	7,885

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Joshin Denki Co. Ltd.	7,100	108,127
Joyful Honda Co. Ltd.	22,400	270,133
Juki Corp. *	9,000	22,008
Juroku Financial Group, Inc.	4,800	144,127
JVCKenwood Corp.	60,900	705,699
Kadokawa Corp.	14,000	296,211
Kaga Electronics Co. Ltd.	22,500	402,923
Kagome Co. Ltd.	14,800	277,280
Kakaku.com, Inc.	14,400	225,512
Kaken Pharmaceutical Co. Ltd.	10,682	290,124
Kameda Seika Co. Ltd.	5,400	135,675
Kamei Corp.	1,900	21,808
Kamigumi Co. Ltd.	32,800	714,598
Kanadevia Corp.	69,100	475,576
Kanamoto Co. Ltd.	21,500	432,655
Kandenko Co. Ltd.	48,600	777,853
Kanematsu Corp.	43,200	722,810
Kansai Paint Co. Ltd.	9,560	129,560
Kanto Denka Kogyo Co. Ltd.	6,400	39,319
Katitas Co. Ltd.	10,461	146,254
Kato Sangyo Co. Ltd.	24,900	703,207
Kawada Technologies, Inc.	400	6,963
KDX Realty Investment Corp.	255	254,614
Keihan Holdings Co. Ltd.	21,500	463,022
Keikyu Corp.	55,000	482,168
Keio Corp.	23,400	591,969
Keisei Electric Railway Co. Ltd.	40,200	383,394
Keiyo Bank Ltd.	8,200	43,020
KH Neochem Co. Ltd.	15,000	202,702
Kinden Corp.	28,000	572,769
Kissei Pharmaceutical Co. Ltd.	1,500	38,199
Kitz Corp.	33,700	254,162
Kiyo Bank Ltd.	13,100	194,947
Koa Corp.	2,600	16,479
Kobayashi Pharmaceutical Co. Ltd.	8,700	324,328
Kobe Bussan Co. Ltd.	12,600	286,329
Koei Tecmo Holdings Co. Ltd.	14,060	175,490
Kohnan Shoji Co. Ltd.	13,900	323,138
Kojima Co. Ltd.	6,300	40,419
Kokusai Electric Corp.	7,500	115,817
Kokuyo Co. Ltd.	28,900	502,316
Komeri Co. Ltd.	16,100	315,246
Komori Corp.	900	7,068
Konami Group Corp.	9,300	856,093
Konishi Co. Ltd.	17,800	146,463
Konoike Transport Co. Ltd.	16,500	335,798
Kose Corp.	7,700	340,471
KPP Group Holdings Co. Ltd.	9,600	41,215
Kumagai Gumi Co. Ltd.	20,700	512,195
Kumiai Chemical Industry Co. Ltd.	30,800	150,526
Kura Sushi, Inc.	1,200	21,267
Kureha Corp.	22,900	411,065
Kurita Water Industries Ltd.	13,700	477,158
Kusuri No. Aoki Holdings Co. Ltd.	11,400	242,882
KYB Corp.	21,900	413,836
Kyoei Steel Ltd.	16,800	205,473
Kyokuto Kaihatsu Kogyo Co. Ltd.	14,200	220,964
Kyorin Pharmaceutical Co. Ltd.	18,100	171,522
Kyoritsu Maintenance Co. Ltd.	7,800	154,344
Kyoto Financial Group, Inc.	18,100	272,192
Kyowa Kirin Co. Ltd.	34,500	514,109
Kyudenko Corp.	15,400	522,763
Kyushu Financial Group, Inc.	47,700	241,288
Kyushu Railway Co.	22,900	556,859
LaSalle Logiport REIT	29	26,799
Lasertec Corp.	800	83,203
Life Corp.	18,000	417,614
Lintec Corp.	20,000	373,990
Lion Corp.	79,000	845,738
SECURITY	NUMBER OF SHARES	VALUE ($)
M3, Inc.	44,300	402,068
Mabuchi Motor Co. Ltd.	26,900	369,422
Macnica Holdings, Inc.	54,500	639,689
Makino Milling Machine Co. Ltd.	7,750	578,960
Mandom Corp.	4,600	36,418
Marubun Corp.	2,800	19,997
Maruha Nichiro Corp.	35,400	682,535
Marui Group Co. Ltd.	28,900	481,559
Maruichi Steel Tube Ltd.	19,900	432,690
MARUKA FURUSATO Corp.	1,800	27,225
Maruwa Co. Ltd.	600	146,904
Maruzen Showa Unyu Co. Ltd.	4,600	176,470
Matsuda Sangyo Co. Ltd.	3,500	70,547
Max Co. Ltd.	7,900	201,716
Maxell Ltd.	19,500	251,254
McDonald's Holdings Co. Japan Ltd.	13,000	490,199
MCJ Co. Ltd.	28,400	248,859
Mebuki Financial Group, Inc.	156,976	694,072
Megachips Corp.	5,300	198,994
Megmilk Snow Brand Co. Ltd.	39,800	681,972
Meidensha Corp.	14,600	373,182
Meiko Electronics Co. Ltd.	4,900	284,597
Meisei Industrial Co. Ltd.	300	2,716
MEITEC Group Holdings, Inc.	12,800	248,542
Menicon Co. Ltd.	15,500	139,080
METAWATER Co. Ltd.	2,100	24,966
Mirait One Corp.	53,400	793,036
Mirarth Holdings, Inc.	11,800	39,661
Mitsuba Corp.	700	3,970
Mitsubishi HC Capital, Inc.	86,000	571,907
Mitsubishi Logisnext Co. Ltd.	7,400	94,778
Mitsubishi Logistics Corp.	73,100	522,225
Mitsubishi Paper Mills Ltd.	1,800	7,021
Mitsubishi Pencil Co. Ltd.	9,600	137,250
Mitsubishi Shokuhin Co. Ltd.	21,300	682,782
Mitsuboshi Belting Ltd.	5,900	149,383
Mitsui DM Sugar Holdings Co. Ltd.	100	2,215
Mitsui E&S Co. Ltd.	31,900	323,165
Mitsui High-Tec, Inc.	3,150	18,304
Mitsui Matsushima Holdings Co. Ltd.	1,700	47,284
Mitsui-Soko Holdings Co. Ltd.	10,400	515,007
Mitsuuroko Group Holdings Co. Ltd.	18,600	216,305
Miura Co. Ltd.	16,100	387,969
MIXI, Inc.	15,500	321,408
Mizuho Leasing Co. Ltd.	26,500	173,439
Mizuno Corp.	6,000	335,069
Mochida Pharmaceutical Co. Ltd.	8,500	184,441
Modec, Inc.	8,400	172,675
MonotaRO Co. Ltd.	15,200	261,875
Mori Hills REIT Investment Corp.	18	14,561
Morinaga & Co. Ltd.	22,600	389,559
Morinaga Milk Industry Co. Ltd.	27,300	510,712
MOS Food Services, Inc.	5,500	124,436
Musashi Seimitsu Industry Co. Ltd.	22,900	449,654
Musashino Bank Ltd.	1,400	29,273
Nabtesco Corp.	37,500	670,546
Nachi-Fujikoshi Corp.	12,900	275,293
Nakanishi, Inc.	8,100	133,611
Nankai Electric Railway Co. Ltd.	26,300	435,532
Nanto Bank Ltd.	2,000	45,405
NEC Networks & System Integration Corp.	15,700	334,317
NET One Systems Co. Ltd.	16,648	480,001
Nexon Co. Ltd.	36,422	473,157
Nextage Co. Ltd.	12,500	120,657
Nichias Corp.	16,800	549,861
Nichicon Corp.	25,000	176,333
Nichiha Corp.	10,800	201,869
Nichireki Group Co. Ltd.	8,300	129,337
Nifco, Inc.	26,700	638,090

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nihon Kohden Corp.	38,200	545,281
Nihon M&A Center Holdings, Inc.	38,700	151,031
Nihon Parkerizing Co. Ltd.	33,900	276,446
Nikkiso Co. Ltd.	32,900	214,952
Nikkon Holdings Co. Ltd.	38,500	560,269
Nippn Corp.	27,400	383,229
Nippon Accommodations Fund, Inc.	39	146,669
Nippon Building Fund, Inc.	694	552,623
Nippon Carbon Co. Ltd.	1,100	30,492
Nippon Chemi-Con Corp. *	4,200	27,051
Nippon Denko Co. Ltd.	17,100	30,773
Nippon Densetsu Kogyo Co. Ltd.	19,100	251,436
Nippon Electric Glass Co. Ltd.	33,400	717,468
Nippon Gas Co. Ltd.	22,100	309,904
Nippon Kanzai Holdings Co. Ltd.	1,600	27,500
Nippon Kayaku Co. Ltd.	65,900	539,334
Nippon Light Metal Holdings Co. Ltd.	67,100	687,187
Nippon Paint Holdings Co. Ltd.	86,100	542,542
Nippon Prologis REIT, Inc.	166	253,157
NIPPON REIT Investment Corp.	52	27,283
Nippon Road Co. Ltd.	12,400	145,894
Nippon Sanso Holdings Corp.	19,400	549,418
Nippon Seiki Co. Ltd.	36,300	260,826
Nippon Sheet Glass Co. Ltd. *	27,300	66,522
Nippon Shinyaku Co. Ltd.	15,400	372,630
Nippon Shokubai Co. Ltd.	63,884	774,968
Nippon Soda Co. Ltd.	18,500	343,274
Nippon Television Holdings, Inc.	36,000	664,566
Nippon Thompson Co. Ltd.	8,800	28,973
Nippon Yakin Kogyo Co. Ltd.	1,710	44,143
Nipro Corp.	66,200	618,367
Nishimatsu Construction Co. Ltd.	10,900	354,138
Nishimatsuya Chain Co. Ltd.	14,200	212,803
Nishi-Nippon Financial Holdings, Inc.	21,900	300,497
Nishi-Nippon Railroad Co. Ltd.	27,100	391,860
Nishio Holdings Co. Ltd.	2,300	63,234
Nissan Chemical Corp.	17,300	520,510
Nissha Co. Ltd.	22,100	230,783
Nisshin Oillio Group Ltd.	14,200	455,629
Nisshinbo Holdings, Inc.	98,800	565,241
Nitta Corp.	5,600	130,089
Nittetsu Mining Co. Ltd.	6,800	207,409
Nitto Boseki Co. Ltd.	4,900	180,107
Nitto Kogyo Corp.	10,400	194,601
Noevir Holdings Co. Ltd.	900	26,816
NOF Corp.	37,900	504,237
Nojima Corp.	40,900	614,754
NOK Corp.	37,100	561,341
Nomura Co. Ltd.	33,500	197,293
Nomura Real Estate Holdings, Inc.	29,800	792,043
Nomura Real Estate Master Fund, Inc.	509	490,219
Noritake Co. Ltd.	11,100	275,126
Noritz Corp.	20,100	220,010
North Pacific Bank Ltd.	62,600	211,578
NPR-RIKEN Corp.	9,700	158,435
NS Solutions Corp.	12,600	320,503
NS United Kaiun Kaisha Ltd.	6,400	161,520
NSD Co. Ltd.	9,300	196,359
NTN Corp.	352,403	564,474
NTT UD REIT Investment Corp.	179	152,399
Obic Co. Ltd.	12,700	379,289
Odakyu Electric Railway Co. Ltd.	63,000	597,550
Ogaki Kyoritsu Bank Ltd.	2,700	37,288
Oiles Corp.	2,800	44,015
Okamoto Industries, Inc.	3,300	112,847
Okamura Corp.	28,200	360,509
Oki Electric Industry Co. Ltd.	68,700	429,535
Okinawa Cellular Telephone Co.	5,700	156,510
Okinawa Electric Power Co., Inc.	10,882	62,948
SECURITY	NUMBER OF SHARES	VALUE ($)
OKUMA Corp.	18,200	410,513
Okumura Corp.	12,100	304,386
Onoken Co. Ltd.	5,000	49,944
Onward Holdings Co. Ltd.	51,800	207,448
Open House Group Co. Ltd.	19,800	647,727
Oracle Corp. Japan	3,600	328,643
Organo Corp.	1,000	49,501
Orient Corp.	32,560	171,368
Oriental Land Co. Ltd.	27,200	611,295
Oriental Shiraishi Corp.	400	1,017
Orix JREIT, Inc.	312	346,189
Osaka Soda Co. Ltd.	17,800	191,126
OSG Corp.	27,800	307,675
Pacific Industrial Co. Ltd.	34,100	333,896
Pack Corp.	1,500	34,080
PAL GROUP Holdings Co. Ltd.	300	6,619
PALTAC Corp.	18,700	522,545
Paramount Bed Holdings Co. Ltd.	10,700	193,239
Park24 Co. Ltd.	23,100	305,002
Pasona Group, Inc.	10,700	138,318
Penta-Ocean Construction Co. Ltd.	142,100	599,430
PHC Holdings Corp.	3,300	22,077
Pigeon Corp.	37,400	354,423
Pilot Corp.	9,700	275,109
Piolax, Inc.	8,900	133,999
Pola Orbis Holdings, Inc.	28,000	254,787
Press Kogyo Co. Ltd.	19,800	72,097
Pressance Corp.	600	9,218
Prima Meat Packers Ltd.	23,400	330,565
Qol Holdings Co. Ltd.	3,300	31,163
Raito Kogyo Co. Ltd.	18,000	254,095
Raiznext Corp.	14,800	147,820
Rakuten Group, Inc. *	95,183	597,669
Relo Group, Inc.	16,800	205,908
Resorttrust, Inc.	12,288	257,577
Restar Corp.	9,100	146,631
Retail Partners Co. Ltd.	24,400	200,697
Riken Technos Corp.	800	5,262
Rinnai Corp.	28,800	634,835
Rohto Pharmaceutical Co. Ltd.	21,100	357,702
Round One Corp.	25,300	213,525
Ryobi Ltd.	23,500	343,665
Ryoyo Ryosan Holdings, Inc.	5,980	96,716
S Foods, Inc.	16,900	273,151
Saibu Gas Holdings Co. Ltd.	3,800	41,889
Saizeriya Co. Ltd.	4,400	131,571
Sakai Chemical Industry Co. Ltd.	3,600	59,096
Sakai Moving Service Co. Ltd.	7,600	118,087
Sakata INX Corp.	19,400	213,165
Sakata Seed Corp.	6,900	162,981
San-A Co. Ltd.	17,400	331,157
San-Ai Obbli Co. Ltd.	53,100	615,243
Sangetsu Corp.	15,300	284,365
San-In Godo Bank Ltd.	22,800	194,887
Sanken Electric Co. Ltd. *	6,200	243,509
Sanki Engineering Co. Ltd.	22,900	461,055
Sankyo Co. Ltd.	26,300	352,654
Sanoh Industrial Co. Ltd.	4,952	22,908
Santen Pharmaceutical Co. Ltd.	69,800	702,385
Sanyo Chemical Industries Ltd.	7,450	187,892
Sanyo Denki Co. Ltd.	3,000	181,386
Sanyo Special Steel Co. Ltd.	15,100	193,879
Sapporo Holdings Ltd.	12,200	565,941
Sato Holdings Corp.	3,100	43,967
Sawai Group Holdings Co. Ltd.	26,700	344,861
SBS Holdings, Inc.	6,900	109,677
SCREEN Holdings Co. Ltd.	10,100	703,792
Scroll Corp.	4,900	34,011
SCSK Corp.	27,128	600,643

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sega Sammy Holdings, Inc.	35,800	692,908
Seibu Holdings, Inc.	33,555	723,714
Seikitokyu Kogyo Co. Ltd.	200	1,988
Seiko Group Corp.	9,500	325,058
Seiren Co. Ltd.	12,900	222,794
Sekisui House Reit, Inc.	373	190,682
Sekisui Jushi Corp.	10,900	137,839
Senko Group Holdings Co. Ltd.	68,100	682,768
Senshu Ikeda Holdings, Inc.	16,000	45,251
Seria Co. Ltd.	17,900	307,268
Seven Bank Ltd.	144,300	286,211
Sharp Corp. *	30,800	184,976
Shibaura Machine Co. Ltd.	6,700	154,282
Shiga Bank Ltd.	6,300	187,206
Shikoku Electric Power Co., Inc.	89,000	682,056
Shindengen Electric Manufacturing Co. Ltd.	1,400	21,847
Shin-Etsu Polymer Co. Ltd.	2,900	30,325
Shinko Electric Industries Co. Ltd. *	9,200	346,899
Shinmaywa Industries Ltd.	30,200	262,995
Shinnihon Corp.	900	9,278
Shinsho Corp.	100	3,941
Ship Healthcare Holdings, Inc.	32,300	440,832
Shizuoka Financial Group, Inc.	46,800	417,570
Shizuoka Gas Co. Ltd.	9,600	62,149
SHO-BOND Holdings Co. Ltd.	5,600	181,469
Shoei Foods Corp.	4,400	116,339
Showa Sangyo Co. Ltd.	11,100	197,806
Siix Corp.	23,300	169,609
Sinfonia Technology Co. Ltd.	2,800	125,435
Sintokogio Ltd.	1,300	7,781
SKY Perfect JSAT Holdings, Inc.	45,900	275,004
Skylark Holdings Co. Ltd.	41,600	658,177
Socionext, Inc.	12,800	198,365
Sodick Co. Ltd.	7,400	39,448
Sohgo Security Services Co. Ltd.	130,300	875,297
Sotetsu Holdings, Inc.	20,600	341,244
Square Enix Holdings Co. Ltd.	18,300	741,754
Star Micronics Co. Ltd.	3,300	41,478
Starts Corp., Inc.	12,400	308,029
Sugi Holdings Co. Ltd.	37,600	653,879
Sumida Corp.	3,126	18,324
Sumitomo Bakelite Co. Ltd.	15,400	370,846
Sumitomo Densetsu Co. Ltd.	4,600	147,482
Sumitomo Mitsui Construction Co. Ltd.	35,180	94,364
Sumitomo Osaka Cement Co. Ltd.	20,800	443,538
Sumitomo Pharma Co. Ltd. *	147,831	578,959
Sumitomo Riko Co. Ltd.	1,800	20,950
Sumitomo Seika Chemicals Co. Ltd.	1,600	47,802
Sumitomo Warehouse Co. Ltd.	18,600	324,113
Sun Frontier Fudousan Co. Ltd.	2,500	32,318
Sundrug Co. Ltd.	22,700	614,315
Suruga Bank Ltd.	11,800	91,723
SWCC Corp.	8,700	424,220
Systena Corp.	14,700	33,609
T Hasegawa Co. Ltd.	4,900	94,466
Tachibana Eletech Co. Ltd.	9,100	156,054
Tachi-S Co. Ltd.	6,500	77,319
Tadano Ltd.	44,500	329,751
Taihei Dengyo Kaisha Ltd.	4,700	145,764
Taikisha Ltd.	9,600	288,947
Taiyo Holdings Co. Ltd.	6,700	180,214
Takamatsu Construction Group Co. Ltd.	11,000	194,257
Takara Holdings, Inc.	70,563	620,656
Takara Standard Co. Ltd.	27,900	301,462
Takasago Thermal Engineering Co. Ltd.	12,500	486,851
Takashimaya Co. Ltd.	97,800	830,311
Takeuchi Manufacturing Co. Ltd.	8,200	287,031
Takuma Co. Ltd.	22,500	243,545
Tama Home Co. Ltd.	1,210	25,615
SECURITY	NUMBER OF SHARES	VALUE ($)
Tamron Co. Ltd.	3,800	111,165
Tamura Corp.	9,100	34,911
Tanseisha Co. Ltd.	5,100	29,555
TBS Holdings, Inc.	15,400	418,982
TechnoPro Holdings, Inc.	18,000	359,290
THK Co. Ltd.	37,300	920,045
TKC Corp.	6,800	166,927
Toa Corp.	29,300	223,822
TOA ROAD Corp.	1,200	10,099
Toagosei Co. Ltd.	43,800	406,124
TOBISHIMA HOLDINGS, Inc.	1,100	11,684
Tocalo Co. Ltd.	12,500	144,866
Toda Corp.	88,300	534,527
Toei Co. Ltd.	5,300	194,365
Toho Co. Ltd.	13,800	621,924
Toho Co. Ltd./Kobe	100	1,782
Toho Holdings Co. Ltd.	29,300	810,021
Toho Zinc Co. Ltd. *	4,100	13,691
Tokai Carbon Co. Ltd.	104,200	580,324
Tokai Corp.	11,200	158,718
TOKAI Holdings Corp.	55,900	340,235
Tokai Rika Co. Ltd.	44,569	654,761
Tokai Tokyo Financial Holdings, Inc.	10,800	35,251
Token Corp.	4,650	372,049
Tokuyama Corp.	37,900	629,037
Tokyo Century Corp.	32,400	313,585
Tokyo Kiraboshi Financial Group, Inc.	300	9,277
Tokyo Ohka Kogyo Co. Ltd.	14,800	329,766
Tokyo Seimitsu Co. Ltd.	6,700	317,214
Tokyo Steel Manufacturing Co. Ltd.	26,100	262,799
Tokyo Tatemono Co. Ltd.	45,200	697,034
Tokyo Tekko Co. Ltd.	200	7,650
Tokyu Construction Co. Ltd.	52,000	247,019
Tomy Co. Ltd.	17,100	526,956
Topcon Corp.	30,200	565,307
Topre Corp.	33,400	408,063
Topy Industries Ltd.	400	5,346
Toshiba TEC Corp.	11,700	256,585
Totetsu Kogyo Co. Ltd.	11,300	233,671
Towa Pharmaceutical Co. Ltd.	8,900	172,303
Toyo Construction Co. Ltd.	24,800	222,631
Toyo Tire Corp.	47,000	772,556
Toyobo Co. Ltd.	84,400	533,572
Toyoda Gosei Co. Ltd.	33,000	589,781
Toyota Boshoku Corp.	55,900	741,976
TPR Co. Ltd.	6,900	106,294
Transcosmos, Inc.	12,100	250,208
Trend Micro, Inc.	14,700	870,832
Trusco Nakayama Corp.	20,700	275,758
TS Tech Co. Ltd.	55,900	633,548
TSI Holdings Co. Ltd.	12,500	99,737
Tsubaki Nakashima Co. Ltd.	6,500	19,493
Tsubakimoto Chain Co.	44,800	550,454
Tsugami Corp.	4,600	49,190
Tsumura & Co.	15,090	444,278
TV Asahi Holdings Corp.	19,990	316,024
Tv Tokyo Holdings Corp.	5,800	119,730
UACJ Corp.	20,330	698,465
Uchida Yoko Co. Ltd.	4,400	192,772
Ulvac, Inc.	11,000	432,611
Unipres Corp.	13,200	93,191
United Arrows Ltd.	3,700	62,753
United Super Markets Holdings, Inc.	72,912	366,094
United Urban Investment Corp.	330	319,598
Ushio, Inc.	23,800	319,097
USS Co. Ltd.	50,946	456,797
UT Group Co. Ltd.	1,500	21,156
V Technology Co. Ltd.	2,100	31,414
Valor Holdings Co. Ltd.	44,300	622,666

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valqua Ltd.	4,900	102,984
VT Holdings Co. Ltd.	16,000	53,922
Wacoal Holdings Corp.	13,800	481,541
Wacom Co. Ltd.	45,000	193,653
Wakita & Co. Ltd.	12,400	144,111
Warabeya Nichiyo Holdings Co. Ltd.	3,600	48,830
Welcia Holdings Co. Ltd.	42,100	605,918
Workman Co. Ltd.	1,600	44,788
World Co. Ltd.	3,400	54,290
Xebio Holdings Co. Ltd.	6,814	55,185
YAMABIKO Corp.	5,200	91,535
Yamae Group Holdings Co. Ltd.	18,800	244,183
Yamaguchi Financial Group, Inc.	24,900	277,492
Yamaichi Electronics Co. Ltd.	400	5,989
Yamato Kogyo Co. Ltd.	6,500	321,657
Yamazen Corp.	43,800	377,230
Yaoko Co. Ltd.	7,092	414,763
Yellow Hat Ltd.	16,600	292,799
Yodogawa Steel Works Ltd.	8,900	322,270
Yokogawa Bridge Holdings Corp.	13,500	234,483
Yokorei Co. Ltd.	1,400	7,814
Yokowo Co. Ltd.	3,300	34,710
Yoshinoya Holdings Co. Ltd. (b)	12,600	238,922
Yuasa Trading Co. Ltd.	11,700	332,370
Yurtec Corp.	15,900	178,592
Zacros Corp.	5,500	141,027
Zenkoku Hosho Co. Ltd.	7,200	255,440
Zensho Holdings Co. Ltd.	9,000	496,510
Zeon Corp.	65,000	604,246
ZERIA Pharmaceutical Co. Ltd.	2,200	31,641
Zojirushi Corp.	13,300	144,264
ZOZO, Inc.	10,400	341,145
		192,156,636

Jersey 0.3%
boohoo Group PLC *(b)	287,260	102,647
International Workplace Group PLC	297,888	632,769
Petrofac Ltd. *	107,626	10,809
TP ICAP Group PLC	216,557	731,687
		1,477,912

Luxembourg 0.6%
Allegro.eu SA *	24,315	178,441
Aroundtown SA *	231,609	687,260
Befesa SA	9,683	209,973
Espirito Santo Financial Group SA *(a)	69,773	0
Grand City Properties SA *	18,872	217,915
RTL Group SA	19,498	595,820
Samsonite International SA	109,757	319,740
Spotify Technology SA *	1,088	596,822
Subsea 7 SA	33,080	545,699
		3,351,670

Macau 0.1%
Sands China Ltd. *	189,200	454,839
Wynn Macau Ltd.	178,400	130,441
		585,280

Netherlands 1.9%
Adyen NV *	521	840,955
AMG Critical Materials NV	1,180	17,123
Arcadis NV	8,565	488,981
Ariston Holding NV	2,805	10,019
ASM International NV	976	566,259
Basic-Fit NV *	6,190	156,561
SECURITY	NUMBER OF SHARES	VALUE ($)
BE Semiconductor Industries NV	3,487	444,702
Brembo NV	34,097	331,957
Cementir Holding NV	13,378	162,503
Corbion NV	12,374	288,895
Davide Campari-Milano NV	39,540	228,111
Eurocommercial Properties NV	7,693	187,761
Euronext NV	5,033	584,568
Flow Traders Ltd.	692	17,388
Fugro NV	15,977	255,023
IMCD NV	3,748	586,938
JDE Peet's NV	20,800	363,293
Just Eat Takeaway.com NV *	32,763	395,629
Koninklijke BAM Groep NV	40,732	178,818
Koninklijke Heijmans NV	3,945	131,450
Koninklijke Vopak NV	10,742	493,067
MFE-MediaForEurope NV, Class A	101,422	329,834
MFE-MediaForEurope NV, Class B	36,224	160,762
OCI NV *	30,617	352,568
Pepco Group NV *	33,558	141,678
PostNL NV (b)	63,465	64,586
QIAGEN NV *	14,293	634,696
RHI Magnesita NV	4,733	204,575
SBM Offshore NV	33,816	631,755
Technip Energies NV	18,724	530,454
TKH Group NV	10,689	393,529
Van Lanschot Kempen NV	4,142	203,791
Wereldhave NV	2,918	44,261
		10,422,490

New Zealand 0.9%
a2 Milk Co. Ltd. *	88,220	319,492
Air New Zealand Ltd.	550,497	195,655
Auckland International Airport Ltd.	60,760	296,160
Chorus Ltd.	53,730	262,500
Contact Energy Ltd.	138,316	725,564
EBOS Group Ltd.	32,202	726,670
Fisher & Paykel Healthcare Corp. Ltd.	33,295	704,426
Genesis Energy Ltd.	152,885	189,750
Infratil Ltd.	9,356	59,169
Mainfreight Ltd.	2,932	119,094
Mercury NZ Ltd.	78,522	279,170
Meridian Energy Ltd.	157,653	524,746
Ryman Healthcare Ltd. *	53,091	130,588
SKYCITY Entertainment Group Ltd.	215,818	170,042
Xero Ltd. *	1,199	134,954
		4,837,980

Norway 1.8%
AF Gruppen ASA	8,154	115,552
Aker ASA, A Shares	782	41,964
Aker Solutions ASA	49,544	140,674
Atea ASA *	16,966	216,146
Austevoll Seafood ASA	37,982	371,139
Bluenord ASA *	152	9,024
Borregaard ASA	12,819	229,908
DNO ASA	470,713	542,875
Elkem ASA *	265,515	523,584
Europris ASA	36,384	265,436
Gjensidige Forsikring ASA	26,075	534,921
Golden Ocean Group Ltd.	21,582	200,781
Grieg Seafood ASA	3,874	25,619
Hoegh Autoliners ASA	12,151	110,234
Kongsberg Gruppen ASA	3,964	470,539
Leroy Seafood Group ASA	86,396	428,595
MPC Container Ships ASA	96,147	156,299
Norconsult Norge AS	32,857	126,421
Nordic Semiconductor ASA *	9,493	95,330

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norske Skog ASA *	2,721	5,770
Odfjell Drilling Ltd.	8,387	45,949
Opera Ltd., ADR	7,972	146,047
Protector Forsikring ASA	435	12,694
Salmar ASA	6,104	323,301
Scatec ASA *	739	5,168
Schibsted ASA, A Shares	8,786	260,816
Schibsted ASA, B Shares	15,242	435,702
SFL Corp. Ltd.	17,611	185,796
SpareBank 1 Nord Norge	23,824	274,934
SpareBank 1 SMN	19,972	322,024
SpareBank 1 Sor-Norge ASA	25,031	356,774
Sparebanken Vest	13,029	167,808
Stolt-Nielsen Ltd.	6,618	171,316
Storebrand ASA	43,111	507,624
TGS ASA	48,403	487,135
TOMRA Systems ASA	20,839	308,021
Var Energi ASA	161,618	496,682
Veidekke ASA	22,578	288,368
Wallenius Wilhelmsen ASA	56,882	459,581
Wilh Wilhelmsen Holding ASA, Class A	2,158	78,551
Wilh Wilhelmsen Holding ASA, Class B	1,449	50,293
		9,995,395

Poland 1.2%
Alior Bank SA	14,333	330,833
Asseco Poland SA	22,942	665,798
Bank Polska Kasa Opieki SA	5,841	229,130
Budimex SA	873	102,222
CCC SA *	2,545	106,968
CD Projekt SA	3,452	178,520
Cognor Holding SA *	58,173	92,772
Cyfrowy Polsat SA *	184,312	698,522
Dino Polska SA *	2,713	300,425
Enea SA *	203,599	700,451
Eurocash SA	46,634	98,797
Grupa Azoty SA *	68,798	372,602
Grupa Kety SA	1,747	327,285
Jastrzebska Spolka Weglowa SA *	58,026	329,812
KRUK SA	1,536	161,504
LPP SA	67	270,333
mBank SA *	1,068	164,900
Orange Polska SA	269,103	527,691
Santander Bank Polska SA	3,037	376,999
Tauron Polska Energia SA *	731,612	764,995
		6,800,559

Portugal 0.3%
Banco Comercial Portugues SA, Class R	648,382	338,450
Navigator Co. SA	64,036	234,005
NOS SGPS SA	81,587	287,347
REN - Redes Energeticas Nacionais SGPS SA	100,375	247,307
Sonae SGPS SA	534,331	499,438
		1,606,547

Republic of Korea 6.6%
Amorepacific Corp. *	7,037	624,787
AMOREPACIFIC Group *	18,796	310,844
Asia Paper Manufacturing Co. Ltd. *	4,333	22,550
Asiana Airlines, Inc. *	43,379	314,530
BGF retail Co. Ltd. *	3,161	224,796
BH Co. Ltd.	9,105	94,426
Binggrae Co. Ltd. *	157	7,903
Celltrion, Inc.	4,362	536,092
Cheil Worldwide, Inc.	22,711	267,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Chong Kun Dang Pharmaceutical Corp.	559	33,128
CJ ENM Co. Ltd. *	8,316	305,709
CJ Logistics Corp.	5,807	317,623
Com2uSCorp	841	27,306
Cosmax, Inc.	366	41,203
Coway Co. Ltd. *	12,985	686,919
Daeduck Electronics Co. Ltd.	11,368	143,489
Daesang Corp. *	15,745	202,295
Daesang Holdings Co. Ltd. *	5,145	36,649
Daewoo Engineering & Construction Co. Ltd. *	169,225	391,351
Daishin Securities Co. Ltd.	3,200	36,510
Daou Data Corp.	20,493	141,607
Daou Technology, Inc. *	18,479	225,935
DB HiTek Co. Ltd. *	9,011	198,771
DGB Financial Group, Inc.	90,352	571,184
DL Holdings Co. Ltd. *	6,192	135,576
Dongjin Semichem Co. Ltd.	5,734	85,389
Doosan Bobcat, Inc.	15,618	513,075
Doosan Co. Ltd.	4,340	838,693
E1 Corp.	3,730	170,591
Ecopro BM Co. Ltd. *	87	7,765
Ecopro Co. Ltd. *	2,164	89,988
F&F Co. Ltd. *	4,067	178,970
Fila Holdings Corp.	14,494	390,237
Gradiant Corp. *	3,296	26,102
Green Cross Corp.	326	30,783
Green Cross Holdings Corp.	2,907	29,121
GS Global Corp. *	8,985	16,339
GS P&L Co. Ltd. *	5,874	77,700
GS Retail Co. Ltd. *	24,764	260,086
Handsome Co. Ltd. *	14,063	142,358
Hanjin Transportation Co. Ltd. *	8,701	115,845
Hanmi Pharm Co. Ltd.	138	23,053
Hanon Systems *	78,510	229,769
Hansol Chemical Co. Ltd.	1,459	92,387
Hanwha Aerospace Co. Ltd. *	2,476	678,390
Hanwha General Insurance Co. Ltd.	62,687	174,741
Hanwha Life Insurance Co. Ltd.	287,202	490,805
Hanwha Systems Co. Ltd. *	113	1,950
Hanwha Vision Co. Ltd. *	2,876	63,211
Harim Holdings Co. Ltd. *	112,124	419,676
HD Hyundai Construction Equipment Co. Ltd. *	5,931	270,113
HD Hyundai Heavy Industries Co. Ltd. *	354	75,291
HD Hyundai Infracore Co. Ltd. *	45,303	227,954
HD HYUNDAI MIPO *	3,039	258,301
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	6,927	1,097,947
HDC Holdings Co. Ltd. *	21,520	184,486
HDC Hyundai Development Co-Engineering & Construction, Class E *	26,590	302,525
Hite Jinro Co. Ltd. *	10,266	134,288
HL Mando Co. Ltd. *	18,102	550,909
Hotel Shilla Co. Ltd. *	7,863	206,350
HS Hyosung Advanced Materials Corp. *	824	99,305
HS Hyosung Corp. *	367	7,240
HYBE Co. Ltd. *	41	6,328
Hyosung Corp. *	3,923	122,933
Hyosung Heavy Industries Corp. *	438	134,356
Hyosung TNC Corp. *	1,908	291,962
HYUNDAI Corp. *	2,462	33,176
Hyundai Department Store Co. Ltd. *	11,075	382,768
Hyundai Elevator Co. Ltd.	5,340	194,205
Hyundai Green Food *	25,596	246,027
Hyundai Home Shopping Network Corp. *	4,111	136,726
Hyundai Marine & Fire Insurance Co. Ltd.	24,081	408,708

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Rotem Co. Ltd. *	1,700	68,836
Hyundai Wia Corp.	13,836	369,190
Innocean Worldwide, Inc.	2,135	27,078
INTOPS Co. Ltd.	1,403	20,725
IS Dongseo Co. Ltd. *	7,772	103,078
JB Financial Group Co. Ltd.	43,307	587,115
Kakao Corp.	18,042	473,687
Kangwon Land, Inc. *	18,932	217,768
KCC Corp.	1,754	298,219
KCC Glass Corp.	5,970	147,478
KEPCO Plant Service & Engineering Co. Ltd. *	6,110	194,552
KG Chemical Corp.	58,058	148,075
KG Dongbusteel *	27,854	113,144
KISWIRE Ltd. *	2,315	28,739
KIWOOM Securities Co. Ltd.	3,015	258,453
Kolmar Korea Co. Ltd. *	814	33,696
Kolon Industries, Inc.	16,969	325,893
Korea Aerospace Industries Ltd. *	5,089	185,911
Korea Electric Terminal Co. Ltd.	840	45,303
Korea Investment Holdings Co. Ltd. *	11,928	648,628
Korea Line Corp. *	18,126	21,044
Korea Petrochemical Ind Co. Ltd. *	3,462	216,307
Korean Reinsurance Co.	57,295	324,258
Krafton, Inc. *	1,847	460,190
Kukdo Chemical Co. Ltd. *	876	18,000
Kumho Tire Co., Inc. *	36,155	130,186
Kwang Dong Pharmaceutical Co. Ltd. *	28,381	106,465
L&F Co. Ltd. *	161	9,667
LF Corp. *	13,311	149,225
LG Energy Solution Ltd. *	1,283	308,876
LIG Nex1 Co. Ltd. *	61	9,462
Lotte Chilsung Beverage Co. Ltd. *	352	25,011
Lotte Corp. *	16,655	238,090
LOTTE Fine Chemical Co. Ltd. *	8,244	224,673
Lotte Rental Co. Ltd. *	11,344	221,313
Lotte Shopping Co. Ltd. *	11,594	429,214
LS Corp. *	7,660	620,728
LS Electric Co. Ltd. *	2,397	378,648
LX Hausys Ltd. *	8,321	176,581
LX International Corp. *	33,693	576,172
LX Semicon Co. Ltd. *	4,230	163,857
Macquarie Korea Infrastructure Fund	20,490	147,971
Mcnex Co. Ltd.	8,989	142,043
Meritz Financial Group, Inc. *	10,225	799,812
Mirae Asset Securities Co. Ltd.	53,916	310,885
Namyang Dairy Products Co. Ltd. *	105	4,788
NCSoft Corp. *	3,657	432,779
Netmarble Corp. *	774	23,453
Nexen Tire Corp. *	6,169	23,417
NH Investment & Securities Co. Ltd.	33,283	329,259
NHN Corp. *	12,053	154,167
NICE Holdings Co. Ltd. *	17,683	128,982
NongShim Co. Ltd.	861	206,113
OCI Holdings Co. Ltd.	4,900	265,285
Orion Corp. *	5,116	355,498
Orion Holdings Corp. *	14,422	150,196
Ottogi Corp. *	572	150,687
Pan Ocean Co. Ltd. *	121,071	275,583
Partron Co. Ltd.	32,900	166,675
Poongsan Corp. *	8,306	301,158
POSCO Future M Co. Ltd.	717	69,812
Posco International Corp.	5,129	147,445
S-1 Corp.	7,384	302,635
Samchully Co. Ltd.	2,966	182,705
Samsung Biologics Co. Ltd. *	10	7,396
Samsung Card Co. Ltd.	9,090	261,857
Samsung E&A Co. Ltd.	36,534	450,645
Samsung Heavy Industries Co. Ltd. *	48,774	433,718
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Securities Co. Ltd.	13,737	428,493
SAMT Co. Ltd.	14,025	25,252
Samyang Corp. *	890	27,501
SD Biosensor, Inc. *	25,883	199,141
SeAH Besteel Holdings Corp. *	10,451	138,166
SeAH Steel Corp. *	250	23,661
SeAH Steel Holdings Corp. *	1,194	168,065
Sebang Global Battery Co. Ltd. *	1,012	56,210
Seegene, Inc.	13,534	219,385
Seohee Construction Co. Ltd.	40,090	42,464
Seoul Semiconductor Co. Ltd. *	23,109	114,652
Seoyon Co. Ltd. *	1,249	5,831
Seoyon E-Hwa Co. Ltd. *	11,094	95,662
SFA Engineering Corp.	11,693	152,455
Shinsegae, Inc. *	5,231	476,384
SIMMTECH Co. Ltd.	8,960	75,115
SK Chemicals Co. Ltd.	5,439	154,495
SK Discovery Co. Ltd.	11,306	271,771
SK Gas Ltd.	1,416	211,097
SK Networks Co. Ltd.	121,170	348,706
SK Square Co. Ltd. *	799	51,057
SKC Co. Ltd. *	2,645	282,299
SL Corp. *	5,397	118,306
SNT Motiv Co. Ltd.	1,866	31,933
Songwon Industrial Co. Ltd. *	1,750	14,898
Soulbrain Co. Ltd. *	942	108,414
Sungwoo Hitech Co. Ltd. *	46,441	162,866
Taekwang Industrial Co. Ltd.	260	112,401
Taihan Electric Wire Co. Ltd. *	10,223	91,653
TKG Huchems Co. Ltd. *	2,093	24,383
Unid Co. Ltd.	608	27,183
WONIK IPS Co. Ltd. *	7,178	110,204
Young Poong Corp. *	554	158,939
Youngone Corp. *	9,515	286,211
Youngone Holdings Co. Ltd.	4,078	228,812
Yuhan Corp. *	4,168	369,348
		37,159,664

Singapore 1.8%
AEM Holdings Ltd.	4,634	5,055
BOC Aviation Ltd.	10,300	77,642
BW LPG Ltd.	18,209	229,966
CapitaLand Ascendas REIT	269,521	510,971
CapitaLand Ascott Trust	247,804	162,898
CapitaLand China Trust	48,700	26,246
CapitaLand Integrated Commercial Trust	309,558	441,884
CapitaLand Investment Ltd.	230,998	415,860
City Developments Ltd.	104,300	386,665
ESR-REIT	51,400	9,834
First Resources Ltd.	33,900	36,097
Frasers Logistics & Commercial Trust *	193,300	125,388
Genting Singapore Ltd.	710,000	393,150
Geo Energy Resources Ltd.	42,800	8,978
Hafnia Ltd.	20,288	106,916
Hutchison Port Holdings Trust, U Shares	2,727,700	433,704
IGG, Inc.	573,900	298,800
Jardine Cycle & Carriage Ltd.	27,600	565,068
Keppel DC REIT	5,886	9,493
Keppel Infrastructure Trust	913,415	305,816
Keppel Ltd.	159,600	792,843
Manulife U.S. Real Estate Investment Trust *	389,000	36,742
Mapletree Industrial Trust	134,366	207,149
Mapletree Logistics Trust *	229,632	205,199
Mapletree Pan Asia Commercial Trust	193,592	171,458
Netlink NBN Trust	273,900	173,329
SATS Ltd.	94,949	236,313
Sea Ltd., ADR *	6,423	782,257
Seatrium Ltd. *	97,673	159,661

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sembcorp Industries Ltd.	115,800	473,677
Sheng Siong Group Ltd.	92,900	111,265
Singapore Exchange Ltd.	73,800	664,013
Singapore Post Ltd.	469,000	191,034
Singapore Technologies Engineering Ltd.	189,700	673,289
StarHub Ltd.	117,700	106,390
Suntec Real Estate Investment Trust	52,600	45,932
UOL Group Ltd.	103,301	385,256
		9,966,238

Spain 1.5%
Abengoa SA, B Shares *(a)	66,135,341	69
Almirall SA	13,708	134,625
Atresmedia Corp. de Medios de Comunicacion SA	7,460	34,096
Bankinter SA	73,870	629,378
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom SA *	14,842	497,106
CIE Automotive SA	10,670	284,407
Construcciones y Auxiliar de Ferrocarriles SA	5,652	209,323
Corp. ACCIONA Energias Renovables SA	8,634	160,283
Ebro Foods SA	10,078	167,826
EDP Renovaveis SA	20,183	188,831
Elecnor SA	5,974	103,275
Ence Energia y Celulosa SA	39,645	143,070
Faes Farma SA	52,055	191,167
Fluidra SA	10,261	263,451
Gestamp Automocion SA	117,433	321,392
Grupo Catalana Occidente SA	5,620	224,462
Indra Sistemas SA	16,842	322,797
Inmobiliaria Colonial Socimi SA	33,661	189,940
International Consolidated Airlines Group SA	53,546	223,291
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	125,020	161,860
Logista Integral SA	10,167	307,196
Mapfre SA	205,410	570,698
Melia Hotels International SA	5,455	40,625
Merlin Properties Socimi SA	48,295	556,565
Naturgy Energy Group SA	22,070	542,164
Obrascon Huarte Lain SA *(b)	68,096	26,110
Obrascon Huarte Lain SA, Interim Shares *(a)	25,024	9,595
Prosegur Cia de Seguridad SA	125,121	234,420
Sacyr SA	131,022	428,543
Sacyr SA, Interim Shares *(a)	3,275	10,712
Unicaja Banco SA	170,207	242,188
Vidrala SA	2,700	276,468
Viscofan SA	7,197	456,219
		8,152,152

Sweden 3.6%
AAK AB	20,001	581,322
AcadeMedia AB	26,532	163,674
AddLife AB, B Shares	10,465	142,638
AddTech AB, B Shares	10,771	314,386
AFRY AB	24,235	385,758
Alleima AB	54,673	453,297
Ambea AB	8,355	70,044
Arjo AB, B Shares	51,019	183,134
Attendo AB	23,854	110,365
Avanza Bank Holding AB	5,661	169,759
Axfood AB	18,414	395,257
Beijer Alma AB	1,633	25,980
Beijer Ref AB	15,469	229,542
SECURITY	NUMBER OF SHARES	VALUE ($)
Betsson AB, Class B	24,085	329,176
BHG Group AB *	4,076	9,882
Bilia AB, A Shares	33,613	394,069
Billerud Aktiebolag	83,011	853,483
Bonava AB, B Shares *	78,598	64,273
Bravida Holding AB	50,277	401,215
Castellum AB *	36,473	395,580
Clas Ohlson AB, B Shares	10,459	223,237
Cloetta AB, B Shares	21,525	54,939
Coor Service Management Holding AB	11,237	32,066
Corem Property Group AB, B Shares	128,343	68,055
Dometic Group AB	85,734	434,159
Dustin Group AB *	10,726	3,709
Electrolux Professional AB, B Shares	24,559	169,734
Elekta AB, B Shares	62,608	371,034
Embracer Group AB *	13,666	276,322
EQT AB	13,713	447,737
Evolution AB	5,796	444,667
Fabege AB	20,341	152,143
Fastighets AB Balder, B Shares *	33,073	235,337
Getinge AB, B Shares	36,253	711,900
Granges AB	29,824	361,749
Hexpol AB	46,887	438,695
Holmen AB, B Shares	15,746	596,626
Husqvarna AB, B Shares	25,923	138,044
Industrivarden AB, A Shares	3,830	135,987
Industrivarden AB, C Shares	3,247	114,733
Indutrade AB	17,906	492,938
Instalco AB	7,583	21,593
Intrum AB *(b)	23,030	64,967
Investment AB Latour, B Shares	6,428	168,064
Inwido AB	13,612	250,442
JM AB	25,365	376,653
Kinnevik AB, Class B *	13,545	106,931
KNOW IT AB	397	4,947
L E Lundbergforetagen AB, B Shares	2,170	104,441
Lagercrantz Group AB, B Shares	2,410	51,165
Lifco AB, B Shares	8,951	293,520
Lindab International AB	13,258	236,767
Loomis AB	20,206	643,122
MEKO AB	9,740	116,306
Munters Group AB	392	6,228
Mycronic AB	4,934	200,036
NCAB Group AB	20,488	123,248
NCC AB, B Shares	39,348	634,626
New Wave Group AB, B Shares	15,381	146,570
Nibe Industrier AB, B Shares	137,033	549,018
Nolato AB, B Shares	33,433	173,974
Nordnet AB publ	347	8,249
Nyfosa AB *	706	7,244
Pandox AB	8,229	150,289
Peab AB, B Shares	106,894	766,721
Ratos AB, B Shares	100,393	314,693
Saab AB, B Shares	27,068	585,119
Sagax AB, B Shares	5,277	116,138
Samhallsbyggnadsbolaget i Norden AB (b)	438,031	221,911
Samhallsbyggnadsbolaget i Norden AB, D Shares	22,648	17,362
Scandic Hotels Group AB	34,939	243,083
Sinch AB *	106,950	226,336
Stillfront Group AB *	143,982	86,697
Storskogen Group AB, B Shares	99,131	106,879
Sweco AB, B Shares	25,799	403,190
Swedish Orphan Biovitrum AB *	13,380	405,221
Thule Group AB	13,977	442,542
Wihlborgs Fastigheter AB	21,012	208,192
		20,159,129

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 3.1%
Accelleron Industries AG	5,047	252,225
Allreal Holding AG	1,757	328,949
ALSO Holding AG	1,973	545,123
Aryzta AG *	110,118	217,741
Autoneum Holding AG	295	41,266
Avolta AG *	14,587	659,342
Banque Cantonale Vaudoise	2,205	222,518
Belimo Holding AG	648	472,871
Bell Food Group AG	722	210,872
BKW AG	2,185	372,781
Bossard Holding AG, Class A	537	119,545
Bucher Industries AG	1,829	735,499
Burckhardt Compression Holding AG	56	42,310
Bystronic AG	534	192,023
Cembra Money Bank AG	4,100	403,990
Clariant AG *	43,488	489,503
Comet Holding AG	447	133,372
Daetwyler Holding AG	775	118,111
DKSH Holding AG	8,409	661,086
DocMorris AG *(b)	1,750	37,744
dormakaba Holding AG	525	376,981
DSM-Firmenich AG	8,695	887,667
Emmi AG	324	282,106
EMS-Chemie Holding AG	580	410,579
Flughafen Zurich AG	1,575	379,171
Forbo Holding AG	238	227,905
Galenica AG	7,203	641,907
Georg Fischer AG	8,404	661,865
Helvetia Holding AG	4,925	859,389
Huber & Suhner AG	3,357	278,621
Implenia AG	1,119	42,701
Inficon Holding AG	107	137,922
Interroll Holding AG	59	138,369
Kardex Holding AG	127	39,266
Komax Holding AG	127	18,797
Landis & Gyr Group AG *	3,908	267,124
Mobilezone Holding AG	786	9,842
Mobimo Holding AG	665	220,876
OC Oerlikon Corp. AG Pfaffikon	78,516	314,979
PSP Swiss Property AG	2,320	342,715
Schweiter Technologies AG	107	53,515
SFS Group AG	2,321	291,623
Siegfried Holding AG *	196	220,148
SIG Group AG *	26,207	571,535
Softwareone Holding AG *	18,073	118,271
St. Galler Kantonalbank AG	244	120,735
Stadler Rail AG	8,508	189,028
Straumann Holding AG	3,493	495,362
Sulzer AG	1,984	322,060
Swiss Prime Site AG	5,217	595,581
Tecan Group AG	904	232,072
Temenos AG	5,366	456,307
u-blox Holding AG *	285	21,201
Valiant Holding AG	1,840	218,185
VAT Group AG	930	357,269
Vontobel Holding AG	5,247	387,719
Zehnder Group AG	623	34,430
		17,480,694

Thailand 0.0%
Thai Beverage PCL	170,400	66,990

United Kingdom 8.4%
4imprint Group PLC	2,552	188,890
AG Barr PLC	12,038	91,048
SECURITY	NUMBER OF SHARES	VALUE ($)
Airtel Africa PLC	369,467	657,840
Allfunds Group PLC	7,063	36,320
Ashmore Group PLC	95,644	201,601
ASOS PLC *(b)	68,142	358,910
Assura PLC	252,819	117,974
Auto Trader Group PLC	38,974	379,601
Babcock International Group PLC	40,262	268,574
Bank of Georgia Group PLC	4,722	278,396
Beazley PLC	53,429	551,671
Big Yellow Group PLC	10,973	129,932
Bodycote PLC	47,573	374,934
Breedon Group PLC	51,833	280,207
British Land Co. PLC	111,794	519,966
Capita PLC *	174,370	31,176
Capricorn Energy PLC	3,356	12,938
Card Factory PLC	35,131	41,042
Carnival PLC *	4,324	108,408
Carnival PLC, ADR *	8,778	220,942
Chemring Group PLC	38,572	151,782
Clarkson PLC	3,068	162,227
Close Brothers Group PLC *	93,998	372,255
Coats Group PLC	278,423	331,408
Computacenter PLC	15,950	461,581
Conduit Holdings Ltd.	216	1,216
ConvaTec Group PLC	179,928	548,590
Cranswick PLC	11,946	746,517
Crest Nicholson Holdings PLC	122,252	272,541
CVS Group PLC	8,195	99,578
Deliveroo PLC *	25,315	41,213
Derwent London PLC	9,653	234,707
Diploma PLC	6,050	338,756
DiscoverIE Group PLC	3,655	28,785
Diversified Energy Co. PLC	1,811	29,072
Domino's Pizza Group PLC	36,101	134,464
Dr. Martens PLC	257,499	231,313
Drax Group PLC	101,186	780,991
Dunelm Group PLC	17,796	218,005
easyJet PLC	95,417	602,676
Elementis PLC	109,790	214,811
Endava PLC, ADR *	4,214	136,618
Endeavour Mining PLC (c)	15,383	316,371
Endeavour Mining PLC (c)	6,130	124,711
EnQuest PLC *	398,643	58,226
Essentra PLC	129,730	200,422
FDM Group Holdings PLC	25,519	74,198
Ferrexpo PLC *	141,718	193,704
Fevertree Drinks PLC	9,689	96,241
Forterra PLC	20,677	41,122
Frasers Group PLC *	29,727	233,403
Fresnillo PLC	42,742	365,845
Future PLC	14,719	166,528
Games Workshop Group PLC	2,454	441,103
Gamma Communications PLC	6,783	112,529
Genuit Group PLC	39,627	192,358
Genus PLC	7,618	182,405
Georgia Capital PLC *	535	7,991
Grainger PLC	67,351	177,091
Greggs PLC	12,617	336,655
Halfords Group PLC	191,604	336,399
Halma PLC	23,738	889,256
Hammerson PLC	11,654	41,211
Hargreaves Lansdown PLC	36,040	491,149
Hikma Pharmaceuticals PLC	26,399	750,220
Hill & Smith PLC	9,844	241,250
Hilton Food Group PLC	28,670	314,244
Hiscox Ltd.	6,910	93,645
Hochschild Mining PLC *	44,331	96,740
Howden Joinery Group PLC	72,237	730,138
Hunting PLC	52,230	224,088

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ibstock PLC	103,036	214,627
IG Group Holdings PLC	55,522	701,497
IMI PLC	34,608	856,282
InterContinental Hotels Group PLC	5,407	720,976
Intermediate Capital Group PLC	24,084	701,776
Investec PLC	63,369	408,177
J D Wetherspoon PLC	17,566	136,125
JD Sports Fashion PLC	453,228	497,372
JET2 PLC	12,881	244,518
Johnson Service Group PLC	53,573	90,338
Jupiter Fund Management PLC	268,031	266,530
Just Group PLC	198,885	407,379
Keller Group PLC	28,900	488,650
Kier Group PLC	196,925	364,549
Lancashire Holdings Ltd.	18,071	145,416
Land Securities Group PLC	86,754	625,662
Liontrust Asset Management PLC	730	4,064
LondonMetric Property PLC	53,909	124,020
Marshalls PLC	57,145	184,929
Mears Group PLC	2,428	10,657
Mitchells & Butlers PLC *	74,374	212,725
Mitie Group PLC	232,247	332,571
Mobico Group PLC *	531,261	484,152
MONY Group PLC	91,622	220,388
Morgan Advanced Materials PLC	80,707	272,176
Morgan Sindall Group PLC	13,078	594,432
Ninety One PLC	64,943	120,074
Ocado Group PLC *	50,141	185,709
OSB Group PLC	85,838	446,621
Oxford Instruments PLC	5,222	135,167
Pagegroup PLC	98,394	397,738
Paragon Banking Group PLC	30,832	307,167
PayPoint PLC	953	8,401
Pennon Group PLC	72,625	519,113
Pets at Home Group PLC	120,205	336,835
Pinewood Technologies Group PLC	44,998	191,649
Polar Capital Holdings PLC	13,947	86,637
Premier Foods PLC	122,824	286,000
Primary Health Properties PLC	112,674	131,602
PZ Cussons PLC	124,029	120,566
QinetiQ Group PLC	80,217	368,253
Quilter PLC	275,644	554,011
Rathbones Group PLC	1,824	39,216
Reach PLC	49,862	54,529
Renew Holdings PLC	5,425	49,145
Renewi PLC	24,860	246,606
Renishaw PLC	3,670	164,043
Rightmove PLC	39,065	321,464
Rolls-Royce Holdings PLC *	151,271	1,127,898
Rotork PLC	105,830	456,443
RS Group PLC	60,426	487,369
RWS Holdings PLC	75,045	127,848
Safestore Holdings PLC	16,564	125,781
Savills PLC	34,992	463,368
Schroders PLC	162,192	708,293
Segro PLC	52,109	460,725
Senior PLC	91,396	187,208
Serco Group PLC	345,667	666,032
Serica Energy PLC	59,249	102,616
Softcat PLC	9,415	187,245
Spectris PLC	16,692	623,970
Spirax Group PLC	6,614	657,584
Spire Healthcare Group PLC	58,728	170,391
Spirent Communications PLC *	101,451	232,458
SSP Group PLC	157,325	354,439
St. James's Place PLC	70,481	915,240
SThree PLC	53,823	169,014
Synthomer PLC *	28,456	54,744
Tate & Lyle PLC	68,750	560,473
SECURITY	NUMBER OF SHARES	VALUE ($)
TBC Bank Group PLC	1,607	66,550
Telecom Plus PLC	11,503	238,470
THG PLC *	215,108	109,139
TI Fluid Systems PLC	187,644	453,686
TORM PLC, Class A	4,694	93,444
Tritax Big Box REIT PLC	104,127	188,625
Tullow Oil PLC *(b)	647,807	144,579
UNITE Group PLC	16,052	170,020
Vanquis Banking Group PLC	31,503	20,429
Vesuvius PLC	103,681	527,714
Victrex PLC	20,957	257,767
Vistry Group PLC *	53,516	393,965
Watches of Switzerland Group PLC *	49,460	349,931
Weir Group PLC	30,059	896,683
WH Smith PLC	12,607	204,303
Whitbread PLC	15,844	549,574
Wickes Group PLC	33,157	75,727
Workspace Group PLC	5,109	29,657
Zigup PLC	106,153	401,748
		46,910,403

United States 0.2%
Coronado Global Resources, Inc.	875,433	353,305
Garrett Motion, Inc.	13,330	127,701
Kulicke & Soffa Industries, Inc.	8,409	372,939
Magnachip Semiconductor Corp. *	25,756	104,312
Mercer International, Inc.	25,591	172,228
SolarEdge Technologies, Inc. *(b)	12,946	169,593
		1,300,078
Total Common Stocks (Cost $455,204,063)		554,512,468

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	5,573	328,385
Jungheinrich AG	11,657	301,278
KSB SE & Co. KGaA	225	150,319
Sartorius AG	1,238	357,252
Sixt SE	3,594	220,503
STO SE & Co. KGaA	865	102,657
		1,460,394

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	7,832	157,913

Republic of Korea 0.0%
Daesang Corp. *	1,001	10,720
Daishin Securities Co. Ltd.	6,855	75,209
		85,929
Total Preferred Stocks (Cost $1,563,911)		1,704,236

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)	9,173	27,937
Total Warrants (Cost $0)		27,937

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)(e)	2,783,605	2,783,605
Total Short-Term Investments (Cost $2,783,605)		2,783,605
Total Investments in Securities (Cost $459,551,579)		559,028,246

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	17	2,014,925	24,944

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,550,135.
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,302,262	$—	$1,302,262
Australia	470,884	26,652,271	0 *	27,123,155
Austria	1,612,006	1,944,642	—	3,556,648
Belgium	1,150,051	4,218,668	—	5,368,719
Canada	43,673,365	399,018	—	44,072,383
China	1,286,557	3,705,308	—	4,991,865
Cyprus	183,488	33,909	—	217,397
Denmark	1,879,974	6,268,718	—	8,148,692
Faeroe Islands	75,110	—	—	75,110
Finland	1,965,786	5,487,360	—	7,453,146
France	2,190,104	17,687,749	—	19,877,853
Germany	2,447,440	17,702,798	—	20,150,238
Gibraltar	25,373	—	—	25,373
Guernsey	263,086	—	0 *	263,086
Hong Kong	2,381,229	10,309,668	0 *	12,690,897
Iraq	43,708	—	—	43,708
Ireland	1,418,437	1,366,137	—	2,784,574
Isle Of Man	162,717	—	—	162,717
Israel	3,648,751	9,510,626	—	13,159,377
Italy	348,124	10,919,597	0 *	11,267,721
Japan	1,136,288	191,020,348	—	192,156,636
Jersey	742,496	735,416	—	1,477,912
Luxembourg	596,822	2,754,848	0 *	3,351,670
Netherlands	160,762	10,261,728	—	10,422,490
New Zealand	2,504,332	2,333,648	—	4,837,980
Norway	5,333,933	4,661,462	—	9,995,395
Poland	2,485,131	4,315,428	—	6,800,559
Portugal	1,034,092	572,455	—	1,606,547
Republic of Korea	77,700	37,081,964	—	37,159,664
Singapore	1,704,940	8,261,298	—	9,966,238
Spain	2,045,725	6,086,051	20,376 *	8,152,152
Sweden	3,210,942	16,948,187	—	20,159,129
Switzerland	1,634,817	15,845,877	—	17,480,694
United Kingdom	20,269,962	26,640,441	—	46,910,403
United States	946,773	353,305	—	1,300,078
Preferred Stocks[1]	—	157,913	—	157,913
Germany	581,361	879,033	—	1,460,394
Republic of Korea	10,720	75,209	—	85,929
Warrants
Italy	—	—	27,937	27,937

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments[1]	$2,783,605	$—	$—	$2,783,605
Futures Contracts[2]	24,944	—	—	24,944
Total	$112,511,535	$446,493,342	$48,313	$559,053,190

*	Level 3 amount shown includes securities determined to have no value at January 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Equity Index Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.4% OF NET ASSETS

Brazil 6.6%
Ambev SA	1,006,497	1,911,708
B3 SA - Brasil Bolsa Balcao	650,644	1,245,832
Banco Bradesco SA	466,049	878,819
Banco do Brasil SA	847,882	4,015,943
Banco Santander Brasil SA	185,471	823,885
Centrais Eletricas Brasileiras SA	176,006	1,086,927
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	66,259	1,072,221
Cia Energetica de Minas Gerais	88,327	227,466
Cia Paranaense de Energia - Copel	204,987	304,111
Cia Siderurgica Nacional SA	470,471	731,784
Equatorial Energia SA	169,514	874,539
Itau Unibanco Holding SA	103,199	526,409
JBS SA	740,266	4,489,186
Klabin SA	243,244	934,009
Marfrig Global Foods SA	390,300	1,061,228
Natura & Co. Holding SA	74,644	161,191
Petroleo Brasileiro SA	2,260,163	16,107,971
Suzano SA	179,101	1,911,436
Telefonica Brasil SA	163,557	1,451,682
Ultrapar Participacoes SA	420,401	1,189,831
Vale SA	1,893,831	17,554,406
Vibra Energia SA	850,820	2,454,603
		61,015,187

Chile 0.6%
Banco de Chile	8,427,851	1,043,343
Cencosud SA	713,351	1,818,103
Empresas CMPC SA	573,045	977,956
Empresas Copec SA	253,363	1,692,889
		5,532,291

China 36.3%
Agile Group Holdings Ltd. *(a)	11,380,000	914,152
Agricultural Bank of China Ltd., A Shares	1,647,700	1,162,401
Agricultural Bank of China Ltd., H Shares	9,976,600	5,494,743
Alibaba Group Holding Ltd.	2,381,792	29,216,204
Aluminum Corp. of China Ltd., A Shares	414,400	443,178
Aluminum Corp. of China Ltd., H Shares	1,262,000	812,298
Anhui Conch Cement Co. Ltd., A Shares	226,700	773,573
Anhui Conch Cement Co. Ltd., H Shares	772,500	2,082,575
ANTA Sports Products Ltd.	110,000	1,170,316
BAIC Motor Corp. Ltd., H Shares	6,903,500	1,946,192
Baidu, Inc., A Shares *	359,950	4,069,767
Bank of Beijing Co. Ltd., A Shares	957,800	784,512
Bank of China Ltd., A Shares	908,000	676,378
Bank of China Ltd., H Shares	28,124,234	14,549,446
Bank of Communications Co. Ltd., A Shares	1,291,300	1,280,573
Bank of Communications Co. Ltd., H Shares	2,864,000	2,316,866
BOE Technology Group Co. Ltd., A Shares	1,351,200	824,796
BYD Co. Ltd., A Shares	8,800	331,366
BYD Co. Ltd., H Shares	55,500	1,950,289
China CITIC Bank Corp. Ltd., A Shares	272,100	247,413
China CITIC Bank Corp. Ltd., H Shares	3,983,000	2,844,935
China Coal Energy Co. Ltd., A Shares	166,900	260,984
SECURITY	NUMBER OF SHARES	VALUE ($)
China Coal Energy Co. Ltd., H Shares	730,000	839,087
China Communications Services Corp. Ltd., H Shares	2,088,000	1,188,022
China Construction Bank Corp., A Shares	508,400	593,410
China Construction Bank Corp., H Shares	41,278,960	33,589,315
China Everbright Bank Co. Ltd., A Shares	2,019,200	1,069,878
China Everbright Bank Co. Ltd., H Shares	3,505,000	1,370,294
China Gas Holdings Ltd.	370,600	307,217
China Hongqiao Group Ltd.	1,342,000	2,256,063
China Life Insurance Co. Ltd., A Shares	8,900	49,561
China Life Insurance Co. Ltd., H Shares	674,000	1,251,209
China Mengniu Dairy Co. Ltd.	810,000	1,623,723
China Merchants Bank Co. Ltd., A Shares	502,800	2,802,001
China Merchants Bank Co. Ltd., H Shares	993,150	5,462,406
China Minsheng Banking Corp. Ltd., A Shares	3,053,700	1,735,066
China Minsheng Banking Corp. Ltd., H Shares	5,287,410	2,522,550
China National Building Material Co. Ltd., H Shares	10,110,000	4,835,415
China Pacific Insurance Group Co. Ltd., A Shares	107,700	477,807
China Pacific Insurance Group Co. Ltd., H Shares	576,200	1,716,374
China Petroleum & Chemical Corp., A Shares	1,523,700	1,268,189
China Petroleum & Chemical Corp., H Shares	19,830,400	10,845,355
China Railway Group Ltd., A Shares	955,000	774,255
China Railway Group Ltd., H Shares	2,602,000	1,260,111
China Resources Building Materials Technology Holdings Ltd.	730,000	141,387
China Resources Gas Group Ltd.	269,700	915,510
China Resources Land Ltd.	1,124,000	3,421,453
China Shenhua Energy Co. Ltd., A Shares	103,700	566,797
China Shenhua Energy Co. Ltd., H Shares	842,500	3,397,379
China State Construction Engineering Corp. Ltd., A Shares	2,278,700	1,760,216
China Tower Corp. Ltd., H Shares	16,604,000	2,391,682
China United Network Communications Ltd., A Shares	1,609,250	1,076,843
China Vanke Co. Ltd., A Shares *	1,129,500	1,128,384
China Vanke Co. Ltd., H Shares *	2,254,400	1,684,113
China Yongda Automobiles Services Holdings Ltd.	4,914,500	1,603,912
CITIC Securities Co. Ltd., A Shares	141,600	522,235
CITIC Securities Co. Ltd., H Shares	154,000	419,577
COSCO SHIPPING Holdings Co. Ltd., A Shares	470,100	919,577
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,445,000	2,168,681
CRRC Corp. Ltd., A Shares	486,130	495,739
CRRC Corp. Ltd., H Shares	1,142,000	723,048
Dongfeng Motor Group Co. Ltd., H Shares	585,000	233,790
ENN Energy Holdings Ltd.	249,300	1,696,998
GCL Technology Holdings Ltd. *	1,383,000	218,316
Geely Automobile Holdings Ltd.	1,913,000	3,541,722
Guangzhou R&F Properties Co. Ltd., H Shares *	7,182,146	1,133,263
Haier Smart Home Co. Ltd., A Shares	123,800	470,708

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Haier Smart Home Co. Ltd., H Shares	534,000	1,766,236
Hengan International Group Co. Ltd.	65,500	179,315
Huaneng Power International, Inc., A Shares	42,300	37,259
Huaneng Power International, Inc., H Shares	314,000	164,764
Industrial & Commercial Bank of China Ltd., A Shares	1,502,900	1,401,368
Industrial & Commercial Bank of China Ltd., H Shares	28,208,172	19,200,624
Industrial Bank Co. Ltd., A Shares	900,000	2,503,768
JD.com, Inc., A Shares	170,821	3,474,639
JD.com, Inc., ADR	312,059	12,707,042
Jiangxi Copper Co. Ltd., A Shares	114,600	332,934
Jiangxi Copper Co. Ltd., H Shares	915,000	1,452,251
KE Holdings, Inc., ADR	45,751	797,440
Kingboard Holdings Ltd.	174,000	443,392
Kunlun Energy Co. Ltd.	2,326,000	2,220,940
Kweichow Moutai Co. Ltd., A Shares	4,500	886,812
Li Ning Co. Ltd.	393,000	812,692
Longfor Group Holdings Ltd.	1,869,500	2,376,303
Lufax Holding Ltd., ADR	504,557	1,165,527
Meituan, B Shares *	155,170	2,953,281
Midea Group Co. Ltd., A Shares	106,400	1,076,835
NetEase, Inc.	169,243	3,478,821
PDD Holdings, Inc., ADR *	10,556	1,181,322
People's Insurance Co. Group of China Ltd., A Shares	162,600	159,540
People's Insurance Co. Group of China Ltd., H Shares	2,108,000	1,078,835
PetroChina Co. Ltd., A Shares	785,200	889,147
PetroChina Co. Ltd., H Shares	10,342,000	7,906,884
PICC Property & Casualty Co. Ltd., H Shares	2,348,000	3,814,865
Ping An Bank Co. Ltd., A Shares	761,200	1,195,854
Ping An Insurance Group Co. of China Ltd., A Shares	571,100	3,988,420
Ping An Insurance Group Co. of China Ltd., H Shares	2,516,000	14,166,799
Postal Savings Bank of China Co. Ltd., A Shares	409,200	303,083
Postal Savings Bank of China Co. Ltd., H Shares	3,181,000	1,899,011
Seazen Group Ltd. *	5,104,000	1,134,227
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	57,600	158,773
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,439,200	2,099,450
Shenzhou International Group Holdings Ltd.	110,200	830,230
Sinopharm Group Co. Ltd., H Shares	1,079,200	2,854,202
Sunac China Holdings Ltd. *(a)	5,032,000	1,028,954
Sunny Optical Technology Group Co. Ltd.	162,500	1,462,574
Tencent Holdings Ltd.	504,700	26,554,882
Tingyi Cayman Islands Holding Corp.	163,768	249,687
Vipshop Holdings Ltd., ADR	209,508	3,010,630
Weichai Power Co. Ltd., A Shares	232,400	458,816
Weichai Power Co. Ltd., H Shares	603,000	1,049,339
Xiaomi Corp., B Shares *	1,941,800	9,732,410
Yankuang Energy Group Co. Ltd., A Shares	96,285	177,154
Yankuang Energy Group Co. Ltd., H Shares	981,600	1,038,349
Zhongsheng Group Holdings Ltd.	736,000	1,163,973
Zijin Mining Group Co. Ltd., A Shares	247,100	554,232
Zijin Mining Group Co. Ltd., H Shares	602,000	1,138,043
ZTO Express Cayman, Inc., ADR	35,464	661,758
		333,995,281

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.2%
Bancolombia SA	57,660	590,998
Ecopetrol SA	1,221,421	569,319
Ecopetrol SA, ADR (a)	65,412	607,023
		1,767,340

Czech Republic 0.2%
CEZ AS	34,398	1,507,398

Greece 0.3%
Alpha Services & Holdings SA	653,766	1,202,769
Eurobank Ergasias Services & Holdings SA, A Shares	116,268	290,987
National Bank of Greece SA	120,778	1,046,611
		2,540,367

Hong Kong 2.3%
Beijing Enterprises Holdings Ltd.	58,500	200,925
BOC Hong Kong Holdings Ltd.	559,000	1,817,160
China Everbright Environment Group Ltd.	2,402,000	1,050,596
China Jinmao Holdings Group Ltd.	9,140,000	1,072,246
China Overseas Land & Investment Ltd.	2,640,000	4,207,671
China Resources Power Holdings Co. Ltd.	574,000	1,276,601
China Taiping Insurance Holdings Co. Ltd.	248,000	370,200
CITIC Ltd.	4,748,000	5,379,201
CSPC Pharmaceutical Group Ltd.	1,686,000	971,943
Fosun International Ltd.	2,042,000	1,116,599
Lenovo Group Ltd.	1,982,000	2,390,388
Nine Dragons Paper Holdings Ltd. *	393,000	159,742
Orient Overseas International Ltd.	59,000	789,846
Sino Biopharmaceutical Ltd.	426,000	154,864
		20,957,982

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	386,042	2,820,216
OTP Bank Nyrt	33,764	2,088,959
		4,909,175

India 10.3%
Axis Bank Ltd.	202,401	2,293,316
Bharat Petroleum Corp. Ltd.	900,368	2,701,479
Bharti Airtel Ltd.	159,350	2,980,562
Bharti Airtel Ltd. - Partly Paid Shares	4,598	63,466
Coal India Ltd.	308,477	1,403,870
GAIL India Ltd.	660,497	1,342,308
Grasim Industries Ltd.	56,863	1,642,447
HCL Technologies Ltd.	110,044	2,183,844
HDFC Bank Ltd.	270,915	5,302,717
Hero MotoCorp Ltd.	7,081	353,536
Hindalco Industries Ltd.	384,058	2,623,155
Hindustan Petroleum Corp. Ltd.	544,936	2,246,754
Hindustan Unilever Ltd.	44,712	1,271,927
ICICI Bank Ltd.	260,059	3,742,389
Indian Oil Corp. Ltd.	1,725,888	2,548,935
IndusInd Bank Ltd.	59,232	675,543
Infosys Ltd.	349,270	7,599,875
ITC Hotels Ltd. *	49,298	92,743
ITC Ltd.	508,026	2,617,424
JSW Steel Ltd.	143,914	1,562,888
Kotak Mahindra Bank Ltd.	52,977	1,158,614
Larsen & Toubro Ltd.	70,003	2,872,324
Mahindra & Mahindra Ltd.	73,411	2,523,004
Maruti Suzuki India Ltd.	11,487	1,627,402

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NTPC Ltd.	694,305	2,585,843
Oil & Natural Gas Corp. Ltd.	1,373,967	4,142,782
Petronet LNG Ltd.	80,543	292,848
Power Finance Corp. Ltd.	298,615	1,447,812
Power Grid Corp. of India Ltd.	480,237	1,667,743
Rajesh Exports Ltd. *	498,419	1,071,648
REC Ltd.	69,849	360,369
Reliance Industries Ltd.	637,125	9,271,990
State Bank of India	272,268	2,420,283
Steel Authority of India Ltd.	211,856	261,025
Sun Pharmaceutical Industries Ltd.	52,445	1,053,785
Tata Consultancy Services Ltd.	85,516	4,046,491
Tata Motors Ltd.	238,510	1,962,943
Tata Steel Ltd.	2,542,640	3,929,458
Tech Mahindra Ltd.	80,072	1,539,534
UltraTech Cement Ltd.	7,837	1,036,372
UPL Ltd.	153,918	1,069,923
Vedanta Ltd.	405,094	2,055,518
Wipro Ltd.	352,218	1,261,809
		94,908,698

Indonesia 1.3%
Alamtri Resources Indonesia Tbk. PT	5,599,500	799,611
Astra International Tbk. PT	7,369,700	2,165,479
Bank Central Asia Tbk. PT	2,727,500	1,575,621
Bank Mandiri Persero Tbk. PT	4,570,200	1,679,193
Bank Rakyat Indonesia Persero Tbk. PT	9,069,896	2,342,094
Telkom Indonesia Persero Tbk. PT, Class B	16,158,200	2,602,269
United Tractors Tbk. PT	790,300	1,206,056
		12,370,323

Kuwait 0.6%
Kuwait Finance House KSCP	523,567	1,332,710
Mobile Telecommunications Co. KSCP	864,795	1,267,294
National Bank of Kuwait SAKP	851,945	2,659,992
		5,259,996

Malaysia 1.0%
Axiata Group Bhd.	581,413	288,913
CIMB Group Holdings Bhd.	864,253	1,551,450
Genting Bhd.	242,500	197,145
Malayan Banking Bhd.	999,640	2,317,515
Petronas Chemicals Group Bhd.	176,100	183,549
Public Bank Bhd.	1,517,325	1,465,596
Sime Darby Bhd.	560,400	282,156
Tenaga Nasional Bhd.	841,800	2,565,915
		8,852,239

Mexico 2.9%
Alfa SAB de CV, A Shares	3,269,198	2,677,265
America Movil SAB de CV, Series B	7,054,105	4,925,823
Cemex SAB de CV, Series CPO	4,922,407	2,921,803
Fibra Uno Administracion SA de CV	548,056	568,104
Fomento Economico Mexicano SAB de CV	381,617	3,243,984
Grupo Bimbo SAB de CV, Series A	301,535	791,744
Grupo Financiero Banorte SAB de CV, O Shares	483,558	3,341,642
Grupo Mexico SAB de CV, Series B	699,475	3,429,190
Grupo Televisa SAB, Series CPO	3,502,446	1,335,263
Nemak SAB de CV *	5,945,807	665,683
Ollamani SAB *	49,609	85,275
Orbia Advance Corp. SAB de CV	1,145,880	730,483
Wal-Mart de Mexico SAB de CV	881,057	2,284,064
		27,000,323

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.9%
Industries Qatar QSC	236,696	892,567
Ooredoo QPSC	363,924	1,291,376
Qatar Fuel QSC	341,808	1,439,142
Qatar Islamic Bank QPSC	194,728	1,101,556
Qatar National Bank QPSC	755,262	3,463,147
		8,187,788

Saudi Arabia 2.2%
Al Rajhi Bank	80,795	2,130,899
Riyad Bank	138,089	1,078,061
SABIC Agri-Nutrients Co.	5,033	154,301
Saudi Arabian Mining Co. *	13,691	177,605
Saudi Arabian Oil Co.	603,675	4,467,093
Saudi Awwal Bank	21,113	202,233
Saudi Basic Industries Corp.	279,316	4,989,514
Saudi Electricity Co.	330,172	1,497,566
Saudi National Bank	198,815	1,810,940
Saudi Telecom Co.	352,695	4,087,116
		20,595,328

South Africa 4.2%
Absa Group Ltd.	269,308	2,676,287
Anglo American Platinum Ltd.	32,210	1,130,040
Bid Corp. Ltd.	64,400	1,642,532
Bidvest Group Ltd.	75,225	1,026,193
Exxaro Resources Ltd.	100,240	938,378
FirstRand Ltd.	901,402	3,667,355
Gold Fields Ltd.	121,932	2,083,294
Impala Platinum Holdings Ltd. *	524,005	2,876,089
MTN Group Ltd.	902,007	5,532,900
Naspers Ltd., N Shares	6,526	1,375,878
Nedbank Group Ltd.	144,037	2,119,172
Old Mutual Ltd.	1,671,803	1,105,139
Sanlam Ltd.	305,215	1,329,991
Sappi Ltd.	428,245	1,095,671
Sasol Ltd.	291,345	1,351,317
Shoprite Holdings Ltd.	108,323	1,653,480
Sibanye Stillwater Ltd. *	2,712,881	2,614,358
Standard Bank Group Ltd.	305,294	3,560,905
Vodacom Group Ltd.	201,457	1,178,261
		38,957,240

Taiwan 19.3%
Acer, Inc.	960,496	1,078,826
ASE Technology Holding Co. Ltd.	1,031,000	5,351,411
Asia Cement Corp.	695,000	865,288
Asustek Computer, Inc.	205,041	3,732,256
AUO Corp. *	4,874,440	2,100,403
Catcher Technology Co. Ltd.	210,000	1,261,221
Cathay Financial Holding Co. Ltd.	1,453,622	2,930,908
Chailease Holding Co. Ltd.	229,052	799,235
China Steel Corp.	4,569,198	2,796,299
Chunghwa Telecom Co. Ltd.	723,956	2,764,450
Compal Electronics, Inc.	2,881,305	3,177,888
CTBC Financial Holding Co. Ltd.	2,234,201	2,659,336
Delta Electronics, Inc.	210,590	2,743,995
E.Sun Financial Holding Co. Ltd.	1,158,506	976,995
Evergreen Marine Corp. Taiwan Ltd.	1,008,000	6,252,469
Far Eastern New Century Corp.	1,209,817	1,145,959
Far EasTone Telecommunications Co. Ltd.	261,000	699,847
First Financial Holding Co. Ltd.	1,249,591	1,054,466
Formosa Chemicals & Fibre Corp.	1,616,442	1,376,796
Formosa Petrochemical Corp.	517,330	568,962
Formosa Plastics Corp.	1,554,732	1,708,016

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fubon Financial Holding Co. Ltd.	1,417,351	3,970,264
Hon Hai Precision Industry Co. Ltd.	5,059,572	27,016,259
Innolux Corp. *	5,996,411	2,540,096
Inventec Corp.	868,639	1,280,471
KGI Financial Holding Co. Ltd.	2,766,000	1,445,914
Largan Precision Co. Ltd.	16,050	1,326,311
Lite-On Technology Corp., ADR	426,167	1,394,737
MediaTek, Inc.	177,838	7,701,635
Mega Financial Holding Co. Ltd.	1,131,213	1,330,266
Micro-Star International Co. Ltd.	202,000	1,105,616
Nan Ya Plastics Corp.	1,896,622	1,854,252
Novatek Microelectronics Corp.	106,000	1,665,797
Pegatron Corp.	1,228,264	3,573,726
Pou Chen Corp.	1,321,267	1,465,322
Powertech Technology, Inc.	258,000	895,507
President Chain Store Corp.	26,237	207,036
Quanta Computer, Inc.	383,500	3,040,439
Realtek Semiconductor Corp.	14,000	230,592
Shin Kong Financial Holding Co. Ltd. *	754,266	280,877
Synnex Technology International Corp.	602,850	1,295,719
Taiwan Cooperative Financial Holding Co. Ltd.	296,880	220,116
Taiwan Mobile Co. Ltd.	352,196	1,182,407
Taiwan Semiconductor Manufacturing Co. Ltd.	1,394,803	46,548,880
TCC Group Holdings Co. Ltd.	1,695,926	1,639,203
Unimicron Technology Corp.	30,000	125,095
Uni-President Enterprises Corp.	1,092,678	2,594,390
United Microelectronics Corp.	2,487,965	2,966,167
Walsin Lihwa Corp.	250,420	186,322
Wan Hai Lines Ltd.	583,000	1,336,601
Wistron Corp.	741,682	2,434,089
WPG Holdings Ltd.	815,880	1,742,550
Yageo Corp.	70,517	1,144,476
Yang Ming Marine Transport Corp.	1,760,000	3,611,364
Yuanta Financial Holding Co. Ltd.	1,582,891	1,664,737
Zhen Ding Technology Holding Ltd.	272,000	974,274
		178,036,533

Thailand 2.9%
Advanced Info Service PCL NVDR	176,575	1,484,335
Bangkok Bank PCL NVDR	408,100	1,862,407
Bangkok Dusit Medical Services PCL NVDR	270,700	188,907
Banpu PCL NVDR	6,743,800	996,476
Charoen Pokphand Foods PCL NVDR	2,395,600	1,560,977
CP ALL PCL NVDR	857,000	1,319,363
Kasikornbank PCL NVDR	687,000	3,266,183
Krung Thai Bank PCL NVDR	463,400	314,294
PTT Exploration & Production PCL NVDR	364,000	1,370,422
PTT Global Chemical PCL NVDR	1,864,500	1,184,012
PTT PCL NVDR	8,402,470	7,839,234
SCB X PCL NVDR	702,000	2,601,223
Siam Cement PCL NVDR	377,900	1,720,872
Thai Oil PCL NVDR	685,985	527,483
		26,236,188

Turkey 1.6%
Akbank TAS	1,165,513	2,106,500
BIM Birlesik Magazalar AS	87,894	1,348,622
Eregli Demir ve Celik Fabrikalari TAS	2,440,431	1,527,769
Haci Omer Sabanci Holding AS	586,773	1,634,331
KOC Holding AS	291,187	1,380,378
Turk Hava Yollari AO *	181,914	1,605,991
Turkcell Iletisim Hizmetleri AS	431,307	1,297,158
Turkiye Is Bankasi AS, Class C	3,188,388	1,257,484
SECURITY	NUMBER OF SHARES	VALUE ($)
Turkiye Petrol Rafinerileri AS	295,563	1,162,791
Yapi ve Kredi Bankasi AS	1,352,250	1,157,079
		14,478,103

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	125,679	409,586
Dubai Islamic Bank PJSC	141,065	295,149
Emaar Properties PJSC	813,187	2,984,649
Emirates NBD Bank PJSC	207,931	1,180,317
Emirates Telecommunications Group Co. PJSC	138,328	643,990
First Abu Dhabi Bank PJSC	455,779	1,802,956
		7,316,647

United Kingdom 0.1%
Anglogold Ashanti PLC	22,290	671,170

United States 0.3%
Yum China Holdings, Inc. (b)	52,086	2,408,978
Yum China Holdings, Inc. (b)	16,050	731,992
		3,140,970
Total Common Stocks (Cost $672,322,698)		878,236,567

PREFERRED STOCKS 4.0% OF NET ASSETS

Brazil 3.7%
Banco Bradesco SA	1,595,212	3,300,128
Centrais Eletricas Brasileiras SA, B Shares	39,725	269,861
Cia Energetica de Minas Gerais	547,985	1,027,698
Cia Paranaense de Energia - Copel, B Shares	440,812	731,663
Gerdau SA	911,949	2,687,137
Itau Unibanco Holding SA	998,915	5,779,094
Metalurgica Gerdau SA	923,097	1,519,527
Petroleo Brasileiro SA	2,858,943	18,438,166
Raizen SA	1,823,739	592,929
		34,346,203

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	32,883	1,297,862

Colombia 0.2%
Bancolombia SA	162,263	1,597,548
Total Preferred Stocks (Cost $29,726,760)		37,241,613

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (c)(d)	1,634,962	1,634,962
Total Short-Term Investments (Cost $1,634,962)		1,634,962
Total Investments in Securities (Cost $703,684,420)		917,113,142

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/21/25	130	7,087,600	45,767

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,517,809.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$221,227,462	$—	$221,227,462
Brazil	61,015,187	—	—	61,015,187
Chile	2,796,059	2,736,232	—	5,532,291
China	20,439,229	313,556,052	—	333,995,281
Colombia	1,767,340	—	—	1,767,340
Czech Republic	1,507,398	—	—	1,507,398
India	92,743	94,815,955	—	94,908,698
Indonesia	1,206,056	11,164,267	—	12,370,323
Mexico	27,000,323	—	—	27,000,323
Qatar	3,623,085	4,564,703	—	8,187,788
Saudi Arabia	4,989,514	15,605,814	—	20,595,328
South Africa	10,314,854	28,642,386	—	38,957,240
Thailand	188,907	26,047,281	—	26,236,188
Turkey	2,876,391	11,601,712	—	14,478,103
United Arab Emirates	1,824,307	5,492,340	—	7,316,647
United States	2,408,978	731,992	—	3,140,970
Preferred Stocks[1]	—	1,297,862	—	1,297,862
Brazil	34,346,203	—	—	34,346,203
Colombia	1,597,548	—	—	1,597,548
Short-Term Investments[1]	1,634,962	—	—	1,634,962
Futures Contracts[2]	45,767	—	—	45,767
Total	$179,674,851	$737,484,058	$—	$917,158,909

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG87631JAN25